Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Shares Value
Common Stocks (99.5%)
Australia ( 5 .0% )
ANZ Group Holdings Ltd. 18,917 $ 356,776
APA Group 8,889 47,433
ASX Ltd. 886 35,503
BlueScope Steel Ltd. 7,204 98,293
Brambles Ltd. 10,145 98,446
CAR Group Ltd. 923 21,729
Cochlear Ltd. 453 100,487
Coles Group Ltd. 11,399 129,646
Commonwealth Bank of Australia 9,332 793,880
Computershare Ltd. 3,238 56,960
Endeavour Group Ltd. 8,294 27,973
Fortescue Ltd. 16,707 238,888
Goodman Group 9,693 224,953
Insurance Australia Group Ltd. 15,583 74,307
Macquarie Group Ltd. 2,409 329,316
Medibank Pvt. Ltd. 17,500 43,594
National Australia Bank Ltd. 17,661 427,329
Pilbara Minerals Ltd. 28,776 58,999
Pro Medicus Ltd. 297 28,416
Qantas Airways Ltd.(a) 12,522 48,922
QBE Insurance Group Ltd. 9,330 108,358
Ramsay Health Care Ltd. 1,759 55,754
REA Group Ltd. 279 36,644
Reece Ltd. 1,413 23,752
Scentre Group 18,447 38,438
Seven Group Holdings Ltd. 1,051 26,448
Sonic Healthcare Ltd. 3,239 56,891
South32 Ltd. 64,492 157,640
Stockland 15,760 43,891
Suncorp Group Ltd. 7,978 92,762
Telstra Group Ltd. 21,686 52,428
Transurban Group 22,423 185,693
Vicinity Ltd. 20,866 25,780
Wesfarmers Ltd. 7,314 318,382
Westpac Banking Corp. 19,355 351,981
WiseTech Global Ltd. 1,005 67,320
Woolworths Group Ltd. 9,454 213,345
5,097,357
Austria ( 0 .3% )
ANDRITZ AG 404 25,048
Erste Group Bank AG 1,381 65,479
Mondi plc 2,047 39,293
OMV AG 1,984 86,457
Verbund AG 613 48,387
voestalpine AG 1,551 41,923
306,587
Belgium ( 0 .7% )
Ackermans & van Haaren NV 100 17,309
Ageas SA/NV 180 8,234
Anheuser-Busch InBev SA/NV 4,982 288,971
Azelis Group NV 1,684 30,249
D'ieteren Group 102 21,656
Elia Group SA/NV 256 23,993
Groupe Bruxelles Lambert NV 960 68,575
KBC Group NV 777 54,878
Liberty Global Ltd., Class A(a) 2,304 40,159
Shares Value
Sofina SA 49 $ 11,196
Syensqo SA 359 32,154
UCB SA 590 87,705
685,079
Brazil ( 0 .0% ) (b)
Yara International ASA 990 28,601
Canada ( 8 .8% )
Agnico Eagle Mines Ltd. 4,935 322,713
Alimentation Couche-Tard, Inc. 5,879 329,836
AltaGas Ltd. 1,914 43,236
Bank of Montreal 3,970 333,157
Bank of Nova Scotia (The) 7,154 327,180
BCE, Inc. 827 26,780
Brookfield Asset Management Ltd., Class A 2,176 82,819
Brookfield Corp., Class A 7,260 301,892
CAE, Inc.(a) 2,802 52,033
Cameco Corp. 5,456 268,384
Canadian Imperial Bank of Commerce 5,609 266,646
Canadian National Railway Co. 4,129 487,809
Canadian Pacific Kansas City Ltd. 5,790 455,888
Canadian Tire Corp. Ltd., Class A 346 34,323
CCL Industries, Inc., Class B 1,032 54,257
Celestica, Inc.(a) 541 30,973
CGI, Inc.(a) 1,637 163,359
Constellation Software, Inc. 136 391,783
Descartes Systems Group, Inc. (The)(a) 314 30,417
Dollarama, Inc. 1,751 159,840
Element Fleet Management Corp. 621 11,296
Emera, Inc. 577 19,249
Empire Co. Ltd., Class A 1,387 35,447
FirstService Corp. 57 8,673
Fortis, Inc. 1,883 73,168
George Weston Ltd. 60 8,629
Gildan Activewear, Inc. 758 28,744
Great-West Lifeco, Inc. 1,705 49,729
Hydro One Ltd.(c) 3,207 93,396
IGM Financial, Inc. 387 10,682
Intact Financial Corp. 1,046 174,296
Loblaw Cos. Ltd. 1,300 150,773
Magna International, Inc. 836 35,032
Manulife Financial Corp. 12,282 326,987
Metro, Inc., Class A 2,186 121,078
National Bank of Canada 1,463 116,016
Nutrien Ltd. 3,435 174,844
Open Text Corp. 1,180 35,425
Power Corp. of Canada 4,827 134,120
RB Global, Inc. 1,184 90,283
Rogers Communications, Inc., Class B 2,137 79,024
Royal Bank of Canada 7,673 816,730
Saputo, Inc. 1,492 33,496
Shopify, Inc., Class A(a) 7,333 484,482
Stantec, Inc. 140 11,718
Sun Life Financial, Inc. 3,532 173,148
Teck Resources Ltd., Class B 5,942 284,691
TELUS Corp. 3,214 48,644
TFI International, Inc. 631 91,601
Thomson Reuters Corp. 1,108 186,733
TMX Group Ltd. 1,658 46,141

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Canada (cont’d)
Toromont Industries Ltd. 563 $ 49,838
Toronto-Dominion Bank (The) 9,591 527,090
West Fraser Timber Co. Ltd. 572 43,921
WSP Global, Inc. 845 131,553
8,870,002
Chile ( 0 .3% )
Antofagasta plc 4,732 126,214
Lundin Mining Corp. 13,078 145,561
271,775
China ( 0 .9% )
BOC Hong Kong Holdings Ltd. 23,000 70,850
ESR Group Ltd.(c) 39,400 51,777
Lenovo Group Ltd. 56,000 79,043
NXP Semiconductors NV 1,281 344,704
Prosus NV 8,623 307,379
Wharf Holdings Ltd. (The) 21,000 59,040
912,793
Denmark ( 3 .2% )
AP Moller - Maersk A/S, Class B 24 41,752
Carlsberg A/S, Class B 564 67,730
Coloplast A/S, Class B 637 76,588
Danske Bank A/S 3,495 104,224
Demant A/S(a) 617 26,726
DSV A/S 579 88,786
Genmab A/S(a) 241 60,439
GN Store Nord A/S(a) 855 23,850
Jyske Bank A/S 161 12,819
Novo Nordisk A/S, Class B 15,613 2,256,393
Novonesis (Novozymes) B, Class B 2,278 139,498
Orsted A/S(a)(c) 548 29,187
Pandora A/S 657 99,236
ROCKWOOL A/S, Class B 141 57,266
Tryg A/S 334 7,306
Vestas Wind Systems A/S(a) 5,574 129,172
3,220,972
Finland ( 0 .8% )
Elisa OYJ 778 35,721
Fortum OYJ 2,287 33,458
Kesko OYJ, Class B 2,006 35,237
Kone OYJ, Class B 1,547 76,417
Metso OYJ 2,746 29,089
Neste OYJ 2,979 53,079
Nokia OYJ 33,426 127,481
Nordea Bank Abp 13,925 165,808
Orion OYJ, Class B 638 27,255
Sampo OYJ, Class A 970 41,688
Stora Enso OYJ, Class R 4,042 55,255
UPM-Kymmene OYJ 2,942 102,854
Valmet OYJ 1,654 47,313
Wartsila OYJ Abp 725 13,986
844,641
France ( 7 .1% )
Accor SA 1,060 43,511
Air Liquide SA 3,168 547,595
Alstom SA 1,221 20,545
Amundi SA(c) 124 8,007
Shares Value
Arkema SA 593 $ 51,575
AXA SA 9,945 325,832
BioMerieux 221 21,021
BNP Paribas SA 5,242 334,446
Bouygues SA 2,331 74,872
Bureau Veritas SA 1,805 50,026
Capgemini SE 830 165,190
Carrefour SA 2,506 35,453
Cie de Saint-Gobain SA 4,386 341,364
Cie Generale des Etablissements Michelin SCA 3,694 142,961
Covivio SA 515 24,496
Credit Agricole SA 5,671 77,432
Danone SA 4,147 253,695
Dassault Systemes SE 3,507 132,679
Edenred SE 1,021 43,125
Eiffage SA 453 41,637
Elis SA 1,174 25,441
Engie SA 10,245 146,419
EssilorLuxottica SA 1,604 345,880
Eurazeo SE 218 17,371
Gecina SA 256 23,582
Getlink SE 2,395 39,658
Hermes International SCA 183 419,719
Ipsen SA 185 22,702
Kering SA 198 71,832
Legrand SA 1,445 143,470
L'Oreal SA 1,201 527,805
LVMH Moet Hennessy Louis Vuitton SE 1,210 925,409
Neoen SA(c) 342 13,804
Nexans SA 218 24,042
Orange SA 9,781 98,056
Pernod Ricard SA 841 114,200
Publicis Groupe SA 1,387 147,730
Renault SA 1,078 55,272
Rexel SA 1,426 36,924
Safran SA 1,915 405,144
Sartorius Stedim Biotech 106 17,416
SCOR SE 1,265 32,077
SEB SA 241 24,693
Societe Generale SA 2,617 61,480
Sodexo SA 544 48,975
Sopra Steria Group 119 23,097
Teleperformance SE 161 16,969
Thales SA 556 89,086
Unibail-Rodamco-Westfield 413 32,542
Veolia Environnement SA 3,946 118,077
Verallia SA(c) 851 30,901
Vinci SA 2,828 298,181
Vivendi SE 2,871 30,019
7,163,435
Germany ( 6 .6% )
adidas AG 864 206,496
Allianz SE 2,000 556,238
Bayerische Motoren Werke AG 1,702 161,216
Bechtle AG 743 34,990
Beiersdorf AG 450 65,856
BioNTech SE ADR(a) 428 34,394
Brenntag SE 904 61,000
Commerzbank AG 6,595 100,262

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Germany (cont’d)
Continental AG 650 $ 36,852
Covestro AG(a)(c) 1,682 98,787
CTS Eventim AG & Co. KGaA 567 47,339
Daimler Truck Holding AG 2,605 103,775
Deutsche Boerse AG 942 192,932
Deutsche Post AG 5,366 217,331
Deutsche Telekom AG 16,605 417,860
E.ON SE 8,741 114,807
Evonik Industries AG 2,940 60,026
GEA Group AG 1,017 42,400
Hannover Rueck SE 308 78,135
HeidelbergCement AG 1,855 192,488
Henkel AG & Co. KGaA 1,036 81,554
Infineon Technologies AG 7,750 284,940
KION Group AG 814 34,102
Knorr-Bremse AG 400 30,566
LEG Immobilien SE 333 27,217
Mercedes-Benz Group AG 5,078 351,412
Merck KGaA 504 83,590
MTU Aero Engines AG 313 80,107
Muenchener Rueckversicherungs-Gesellschaft
AG 722 361,366
Nemetschek SE 563 55,422
Puma SE 124 5,697
SAP SE 5,737 1,165,288
Scout24 SE(c) 399 30,447
Siemens AG 4,232 787,932
Siemens Energy AG(a) 2,757 71,832
Siemens Healthineers AG(c) 1,606 92,602
Symrise AG, Class A 599 73,378
Talanx AG 288 23,011
Volkswagen AG 1,125 135,161
Vonovia SE 3,592 102,210
Zalando SE(a)(c) 1,646 38,616
6,739,634
Hong Kong ( 1 .2% )
AIA Group Ltd. 54,400 369,291
CK Infrastructure Holdings Ltd. 500 2,824
CLP Holdings Ltd. 8,500 68,697
Hang Seng Bank Ltd. 7,300 93,875
Hong Kong Exchanges & Clearing Ltd. 7,200 230,735
Hongkong Land Holdings Ltd. 1,900 6,137
Link REIT 17,700 68,806
Prudential plc 10,009 90,895
Sino Land Co. Ltd. 42,000 43,305
Sun Hung Kai Properties Ltd. 3,000 25,956
Swire Pacific Ltd., Class A 2,500 22,094
Techtronic Industries Co. Ltd. 6,500 74,263
WH Group Ltd.(c) 39,500 26,005
Wharf Real Estate Investment Co. Ltd. 18,000 47,724
1,170,607
Ireland ( 0 .5% )
AerCap Holdings NV 862 80,338
AIB Group plc 7,375 39,015
Bank of Ireland Group plc 4,491 47,016
Kerry Group plc, Class A 1,287 104,347
Kingspan Group plc 2,585 220,253
Shares Value
Smurfit Kappa Group plc 1,443 $ 64,360
555,329
Israel ( 0 .5% )
Bank Hapoalim BM 6,311 55,802
Bank Leumi Le-Israel BM 10,229 83,359
Check Point Software Technologies Ltd.(a) 795 131,175
Mizrahi Tefahot Bank Ltd. 702 23,778
Nice Ltd. ADR(a) 478 82,202
Nova Ltd.(a) 138 32,365
Wix.com Ltd.(a) 404 64,264
472,945
Italy ( 2 .0% )
A2A SpA 11,193 22,307
Amplifon SpA 816 29,070
Assicurazioni Generali SpA 6,663 166,316
Banca Monte dei Paschi di Siena SpA 5,235 24,603
Banco BPM SpA 3,405 21,947
Coca-Cola HBC AG 1,216 41,472
Enel SpA 50,849 353,906
FinecoBank Banca Fineco SpA 3,068 45,771
Hera SpA 5,811 19,892
Infrastrutture Wireless Italiane SpA(c) 2,033 21,244
Interpump Group SpA 1,072 47,657
Intesa Sanpaolo SpA 93,171 346,600
Mediobanca Banca di Credito Finanziario SpA 653 9,581
Moncler SpA 1,183 72,345
Nexi SpA(a)(c) 3,059 18,668
Poste Italiane SpA(c) 2,802 35,721
PRADA SpA 5,600 41,888
Prysmian SpA 1,785 110,614
Recordati Industria Chimica e Farmaceutica
SpA 650 33,926
Reply SpA 144 21,267
Snam SpA 14,823 65,627
Telecom Italia SpA(a) 107,167 25,670
Terna - Rete Elettrica Nazionale 10,153 78,543
UniCredit SpA 9,849 365,279
2,019,914
Japan ( 16 .9% )
Advantest Corp. 4,900 195,714
Aeon Co. Ltd. 5,000 106,894
AGC, Inc. 3,400 110,036
Aisin Corp. 1,600 52,150
Ajinomoto Co., Inc. 3,600 126,244
ANA Holdings, Inc. 1,700 31,382
Asahi Group Holdings Ltd. 3,600 127,005
Asics Corp. 2,400 36,718
Astellas Pharma, Inc. 5,000 49,422
Bandai Namco Holdings, Inc. 2,300 44,896
Bridgestone Corp. 3,500 137,554
Canon, Inc. 6,600 178,642
Capcom Co. Ltd. 1,500 28,282
Central Japan Railway Co. 2,700 58,294
Chugai Pharmaceutical Co. Ltd. 4,400 156,350
Dai Nippon Printing Co. Ltd. 2,400 80,746
Daifuku Co. Ltd. 1,500 28,068
Dai-ichi Life Holdings, Inc. 3,000 80,157
Daiichi Sankyo Co. Ltd. 10,500 360,574

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Japan (cont’d)
Daikin Industries Ltd. 1,400 $ 194,691
Daito Trust Construction Co. Ltd. 100 10,310
Daiwa House Industry Co. Ltd. 4,900 124,191
Daiwa Securities Group, Inc. 12,800 97,635
Denso Corp. 9,800 152,185
Dentsu Group, Inc. 1,700 42,833
Disco Corp. 500 189,730
East Japan Railway Co. 4,300 71,226
Ebara Corp. 2,000 31,624
Eisai Co. Ltd. 700 28,686
FANUC Corp. 4,300 117,858
Fast Retailing Co. Ltd. 800 201,716
Fuji Electric Co. Ltd. 1,600 91,031
FUJIFILM Holdings Corp. 6,800 159,030
Fujitsu Ltd. 8,000 125,177
Hankyu Hanshin Holdings, Inc. 1,700 45,168
Hoya Corp. 1,900 220,934
Hulic Co. Ltd. 5,800 51,362
Isuzu Motors Ltd. 6,500 86,109
ITOCHU Corp. 5,400 263,655
Japan Airlines Co. Ltd. 1,500 23,671
Japan Exchange Group, Inc. 1,500 34,987
Japan Post Bank Co. Ltd. 5,200 49,120
Kao Corp. 2,600 105,448
KDDI Corp. 8,900 235,364
Keisei Electric Railway Co. Ltd. 800 25,742
Keyence Corp. 1,100 482,438
Kikkoman Corp. 8,700 100,786
Kirin Holdings Co. Ltd. 2,500 32,217
Komatsu Ltd. 5,300 153,900
Kubota Corp. 7,500 104,905
Kyocera Corp. 8,000 92,080
Kyowa Kirin Co. Ltd. 3,000 51,240
LY Corp. 34,000 82,199
Makita Corp. 1,600 43,486
Marubeni Corp. 5,200 96,187
MEIJI Holdings Co. Ltd. 1,400 30,191
MinebeaMitsumi, Inc. 3,200 65,548
Mitsubishi Chemical Group Corp. 13,100 72,732
Mitsubishi Electric Corp. 14,200 226,647
Mitsubishi Estate Co. Ltd. 8,400 131,593
Mitsubishi HC Capital, Inc. 11,600 76,583
Mitsubishi Heavy Industries Ltd. 17,200 184,232
Mitsubishi UFJ Financial Group, Inc. 61,300 658,882
Mitsui Fudosan Co. Ltd. 17,800 162,497
Mizuho Financial Group, Inc. 14,000 292,254
MS&AD Insurance Group Holdings, Inc. 8,500 188,907
Murata Manufacturing Co. Ltd. 10,600 218,906
Nidec Corp. 2,300 102,732
Nintendo Co. Ltd. 5,300 281,902
Nippon Paint Holdings Co. Ltd. 6,700 43,650
Nippon Telegraph & Telephone Corp. 122,700 115,789
Nissin Foods Holdings Co. Ltd. 1,000 25,376
Nitori Holdings Co. Ltd. 100 10,562
Nitto Denko Corp. 700 55,309
Nomura Holdings, Inc. 23,300 133,548
Nomura Research Institute Ltd. 1,900 53,400
NTT Data Group Corp. 2,300 33,772
Shares Value
Obayashi Corp. 2,600 $ 30,904
Olympus Corp. 8,300 133,819
Omron Corp. 1,000 34,372
Ono Pharmaceutical Co. Ltd. 1,500 20,482
Oracle Corp. Japan 100 6,900
Oriental Land Co. Ltd. 4,300 119,810
ORIX Corp. 6,900 152,361
Osaka Gas Co. Ltd. 3,200 70,481
Otsuka Corp. 3,200 61,489
Otsuka Holdings Co. Ltd. 2,100 88,381
Panasonic Holdings Corp. 10,200 83,510
Rakuten Group, Inc.(a) 5,200 26,828
Recruit Holdings Co. Ltd. 9,200 492,257
Renesas Electronics Corp. 9,900 185,187
Resona Holdings, Inc. 17,700 117,131
SCREEN Holdings Co. Ltd. 200 18,028
Secom Co. Ltd. 400 23,616
Sekisui Chemical Co. Ltd. 4,200 58,120
Sekisui House Ltd. 5,100 112,963
Shin-Etsu Chemical Co. Ltd. 10,800 418,814
Shionogi & Co. Ltd. 1,100 42,924
Shiseido Co. Ltd. 700 19,965
SMC Corp. 300 142,372
SoftBank Corp. 18,500 225,931
SoftBank Group Corp. 5,800 374,624
Sompo Holdings, Inc. 5,100 108,905
Sony Group Corp. 7,100 602,039
Sumitomo Electric Industries Ltd. 6,600 102,676
Sumitomo Mitsui Financial Group, Inc. 7,500 500,047
Sumitomo Mitsui Trust Holdings, Inc. 3,200 73,008
Suntory Beverage & Food Ltd. 1,600 56,765
Sysmex Corp. 2,400 38,657
T&D Holdings, Inc. 2,500 43,648
Takeda Pharmaceutical Co. Ltd. 9,400 243,795
TDK Corp. 2,100 128,786
Terumo Corp. 7,200 118,747
Toho Co. Ltd. 300 8,773
Tokio Marine Holdings, Inc. 10,400 388,238
Tokyo Electron Ltd. 2,400 520,701
Tokyo Gas Co. Ltd. 3,300 70,878
Tokyu Corp. 5,100 56,181
TOPPAN Holdings, Inc. 2,500 68,895
Toray Industries, Inc. 16,300 77,163
Toyota Industries Corp. 800 67,462
Toyota Motor Corp. 65,200 1,333,507
Trend Micro, Inc. 1,100 44,661
Unicharm Corp. 1,800 57,818
West Japan Railway Co. 3,200 59,580
Yamaha Motor Co. Ltd. 5,800 53,688
Yaskawa Electric Corp. 1,700 61,052
ZOZO, Inc. 1,200 30,049
17,150,049
Jordan ( 0 .0% ) (b)
Hikma Pharmaceuticals plc 1,220 29,163
Luxembourg ( 0 .1% )
Eurofins Scientific SE 1,450 72,341
Netherlands ( 3 .8% )
Aalberts NV 1,264 51,370

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Netherlands (cont’d)
ABN AMRO Bank NV CVA(c) 2,180 $ 35,864
Adyen NV(a)(c) 128 152,713
Aegon Ltd. 5,759 35,601
Akzo Nobel NV 745 45,336
Argenx SE(a) 257 112,545
ASM International NV 254 193,769
ASML Holding NV 2,008 2,075,030
ASR Nederland NV 216 10,304
BE Semiconductor Industries NV 429 71,795
Euronext NV(c) 446 41,347
IMCD NV 326 45,176
ING Groep NV 14,551 248,928
JDE Peet's NV 945 18,838
Koninklijke Ahold Delhaize NV 6,369 188,329
Koninklijke KPN NV 21,604 82,891
Koninklijke Vopak NV 948 39,381
NN Group NV 461 21,468
Universal Music Group NV 4,864 144,817
Wolters Kluwer NV 1,600 265,451
3,880,953
New Zealand ( 0 .1% )
Auckland International Airport Ltd. 9,549 44,397
Fisher & Paykel Healthcare Corp. Ltd. 1,463 26,816
Meridian Energy Ltd. 6,039 23,146
Xero Ltd.(a) 569 51,833
146,192
Norway ( 0 .6% )
DNB Bank ASA 4,841 95,342
Gjensidige Forsikring ASA 1,457 26,109
Kongsberg Gruppen ASA 751 61,364
Mowi ASA 4,403 73,483
Norsk Hydro ASA 18,055 112,764
Orkla ASA 8,175 66,606
Salmar ASA 671 35,417
Schibsted ASA, Class A 1,270 37,596
Telenor ASA 5,432 62,087
570,768
Portugal ( 0 .1% )
EDP - Energias de Portugal SA 14,854 55,703
Jeronimo Martins SGPS SA 2,136 41,779
97,482
Singapore ( 1 .2% )
DBS Group Holdings Ltd. 11,350 299,736
Grab Holdings Ltd., Class A(a) 8,602 30,537
Oversea-Chinese Banking Corp. Ltd. 19,600 208,691
Sea Ltd. ADR(a) 1,479 105,630
Singapore Airlines Ltd. 13,200 67,205
Singapore Exchange Ltd. 5,400 37,773
Singapore Technologies Engineering Ltd. 12,800 40,896
Singapore Telecommunications Ltd. 61,000 123,778
STMicroelectronics NV 3,684 145,586
United Overseas Bank Ltd. 7,200 166,446
1,226,278
South Africa ( 0 .4% )
Anglo American plc 12,055 381,273
Shares Value
South Korea ( 4 .0% )
Delivery Hero SE(a)(c) 1,021 $ 24,238
Doosan Enerbility Co. Ltd.(a) 4,836 70,616
Hana Financial Group, Inc. 2,268 100,013
HD Hyundai Electric Co. Ltd. 124 27,926
HMM Co. Ltd. 2,364 33,713
Hyundai Mobis Co. Ltd. 613 112,001
Hyundai Motor Co. 1,050 225,027
Kakao Corp. 1,193 35,231
KB Financial Group, Inc. 2,024 115,426
Kia Corp. 1,604 150,670
Krafton, Inc.(a) 196 40,083
LG Chem Ltd. 128 32,128
LG Electronics, Inc. 686 55,269
LG Energy Solution Ltd.(a) 416 98,673
Meritz Financial Group, Inc. 490 28,158
NAVER Corp. 910 110,337
POSCO Holdings, Inc. 724 190,928
Samsung Biologics Co. Ltd.(a)(c) 80 42,252
Samsung C&T Corp. 419 43,224
Samsung Electro-Mechanics Co. Ltd. 355 40,748
Samsung Electronics Co. Ltd. 28,838 1,707,444
Samsung Heavy Industries Co. Ltd.(a) 3,980 27,034
Samsung Life Insurance Co. Ltd. 414 26,617
Samsung SDS Co. Ltd. 233 25,137
Shinhan Financial Group Co. Ltd. 2,807 98,189
SK Hynix, Inc. 3,020 518,874
SK Square Co. Ltd.(a) 410 29,786
4,009,742
Spain ( 2 .0% )
Aena SME SA(c) 432 87,043
Amadeus IT Group SA 2,252 149,980
Banco Bilbao Vizcaya Argentaria SA 26,033 260,929
Banco de Sabadell SA 12,440 24,005
Banco Santander SA 78,281 363,319
Bankinter SA 6,107 49,914
CaixaBank SA 20,460 108,390
Cellnex Telecom SA(c) 2,800 91,137
EDP Renovaveis SA 3,081 43,092
Grifols SA(a) 2,408 20,285
Iberdrola SA 31,992 415,392
Industria de Diseno Textil SA 5,351 265,872
Naturgy Energy Group SA 1,046 22,600
Redeia Corp. SA 2,287 40,002
Telefonica SA 32,014 135,872
2,077,832
Sweden ( 2 .7% )
AddTech AB, Class B 1,124 27,956
Alfa Laval AB 1,604 70,293
Assa Abloy AB, Class B 5,461 154,493
Atlas Copco AB, Class A 18,362 345,386
Beijer Ref AB, Class B 2,909 44,911
Boliden AB 3,656 117,066
Castellum AB(a) 4,234 51,735
Epiroc AB, Class A 5,288 105,608
EQT AB 2,075 61,367
Essity AB, Class B 2,934 75,191
Fastighets AB Balder, Class B(a) 4,485 30,755

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Sweden (cont’d)
Getinge AB, Class B 1,199 $ 20,385
H & M Hennes & Mauritz AB, Class B 3,329 52,700
Hexagon AB, Class B 12,204 137,883
Holmen AB, Class B 598 23,558
Husqvarna AB, Class B 2,475 19,851
Industrivarden AB, Class A 1,414 48,147
Indutrade AB 1,507 38,649
Investment AB Latour, Class B 406 10,972
Investor AB, Class B 10,063 275,753
L E Lundbergforetagen AB, Class B 436 21,573
Lifco AB, Class B 1,232 33,853
Nibe Industrier AB, Class B 8,096 34,356
Saab AB, Class B 1,244 29,954
Sagax AB, Class B 1,094 28,016
Sandvik AB 5,895 118,232
Skandinaviska Enskilda Banken AB, Class A 7,843 115,902
Skanska AB, Class B 1,408 25,367
SKF AB, Class B 2,189 43,986
SSAB AB, Class A 7,973 43,998
Svenska Cellulosa AB SCA, Class B 4,057 59,973
Svenska Handelsbanken AB, Class A 5,644 53,801
Sweco AB, Class B 727 9,982
Swedbank AB, Class A 4,625 95,250
Swedish Orphan Biovitrum AB(a) 1,034 27,690
Tele2 AB, Class B 1,354 13,642
Telia Co. AB 9,821 26,365
Trelleborg AB, Class B 1,288 50,157
Volvo AB, Class B 9,513 243,525
2,788,281
Switzerland ( 5 .2% )
ABB Ltd. 8,479 471,035
Adecco Group AG 1,192 39,556
Alcon, Inc. 2,522 225,144
Avolta AG 297 11,535
Bachem Holding AG 168 15,415
Baloise Holding AG 465 81,864
Barry Callebaut AG 5 8,146
Belimo Holding AG 112 56,162
BKW AG 127 20,253
Chocoladefabriken Lindt & Spruengli AG 1 115,513
Cie Financiere Richemont SA 2,316 361,472
DSM-Firmenich AG 789 89,296
Emmi AG 2 1,976
Flughafen Zurich AG 177 39,139
Geberit AG 333 196,702
Georg Fischer AG 889 59,606
Givaudan SA 40 189,628
Helvetia Holding AG 179 24,203
Julius Baer Group Ltd. 977 54,580
Kuehne + Nagel International AG 253 72,752
Logitech International SA 594 57,457
Lonza Group AG 361 197,011
Novartis AG 9,599 1,027,305
On Holding AG, Class A(a) 1,319 51,177
Partners Group Holding AG 91 116,864
PSP Swiss Property AG 283 36,312
Schindler Holding AG 324 80,766
SFS Group AG 78 10,364
Shares Value
SGS SA 932 $ 82,974
Sika AG 756 216,385
Sonova Holding AG 251 77,540
Straumann Holding AG 382 47,314
Swatch Group AG (The), Class BR 171 35,024
Swiss Life Holding AG 126 92,628
Swiss Prime Site AG 478 45,321
Swisscom AG 125 70,318
Temenos AG 495 34,153
UBS Group AG 12,557 369,611
VAT Group AG(c) 164 92,969
Zurich Insurance Group AG 648 345,489
5,220,959
Taiwan ( 6 .3% )
Accton Technology Corp. 3,000 51,323
Advantech Co. Ltd. 1,099 12,534
ASE Technology Holding Co. Ltd.(a) 19,000 98,685
Cathay Financial Holding Co. Ltd.(a) 74,000 134,581
Chailease Holding Co. Ltd. 1,000 4,732
Chang Hwa Commercial Bank Ltd. 104,000 59,146
Chunghwa Telecom Co. Ltd.(a) 19,000 73,502
CTBC Financial Holding Co. Ltd. 111,000 129,505
Delta Electronics, Inc. 9,000 107,501
E Ink Holdings, Inc. 5,000 38,839
Eva Airways Corp. 54,000 63,502
Evergreen Marine Corp. Taiwan Ltd. 13,000 77,339
Far EasTone Telecommunications Co. Ltd. 19,000 49,255
Fubon Financial Holding Co. Ltd. 57,400 140,309
Gigabyte Technology Co. Ltd. 3,000 28,251
Global Unichip Corp. 1,000 49,474
Hotai Motor Co. Ltd. 1,020 19,556
Inventec Corp. 15,000 25,800
Lite-On Technology Corp. 11,000 35,942
MediaTek, Inc. 8,000 345,237
Mega Financial Holding Co. Ltd. 94,737 117,978
Nanya Technology Corp.(a) 20,000 42,970
Novatek Microelectronics Corp. 2,000 37,360
Quanta Computer, Inc. 19,000 182,729
Realtek Semiconductor Corp. 1,000 16,830
Taishin Financial Holding Co. Ltd. 115,890 67,337
Taiwan Mobile Co. Ltd.(a) 16,000 52,772
Taiwan Semiconductor Manufacturing Co. Ltd. 121,000 3,602,978
TCC Group Holdings 118,000 124,396
Unimicron Technology Corp. 14,000 77,678
Uni-President Enterprises Corp. 45,000 112,772
United Microelectronics Corp.(a) 87,000 149,373
Wan Hai Lines Ltd. 26,000 71,008
Yang Ming Marine Transport Corp. 24,000 55,189
Yuanta Financial Holding Co. Ltd. 103,050 101,806
6,358,189
United Kingdom ( 9 .7% )
3i Group plc 5,105 197,856
Admiral Group plc 1,052 34,775
Ashtead Group plc 3,015 201,311
Associated British Foods plc 2,723 85,159
AstraZeneca plc 7,987 1,247,507
Auto Trader Group plc(c) 5,953 60,292
Aviva plc 15,748 94,877

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
United Kingdom (cont’d)
B&M European Value Retail SA 5,844 $ 32,298
BAE Systems plc 21,480 358,418
Barratt Developments plc 7,216 43,073
Beazley plc 1,539 13,774
Berkeley Group Holdings plc 741 42,976
British Land Co. plc (The) 4,792 24,933
BT Group plc 44,570 79,074
Bunzl plc 2,086 79,371
Centrica plc 18,161 30,969
Coca-Cola Europacific Partners plc 1,731 126,138
Compass Group plc 12,766 348,570
ConvaTec Group plc(c) 11,149 33,091
Croda International plc 1,274 63,581
DCC plc 1,351 94,612
Diageo plc 13,253 417,069
Diploma plc 653 34,240
DS Smith plc 8,560 45,555
Halma plc 3,840 131,353
Hargreaves Lansdown plc 2,115 30,265
Howden Joinery Group plc 3,378 37,513
HSBC Holdings plc 100,051 864,959
IMI plc 525 11,707
Informa plc 10,905 117,972
InterContinental Hotels Group plc 1,424 149,875
Intermediate Capital Group plc 1,701 46,918
Intertek Group plc 1,215 73,630
Investec plc 3,446 24,982
J Sainsbury plc 12,618 40,674
JD Sports Fashion plc 9,669 14,606
Kingfisher plc 13,981 43,971
Land Securities Group plc 3,589 28,106
Legal & General Group plc 35,828 102,809
Lloyds Banking Group plc 376,326 260,406
London Stock Exchange Group plc 2,281 271,041
LondonMetric Property plc 10,677 26,103
M&G plc 15,758 40,636
Marks & Spencer Group plc 7,167 25,956
Melrose Industries plc 9,256 64,751
National Grid plc 27,406 305,767
Next plc 808 92,293
Pearson plc 3,252 40,730
Persimmon plc 1,548 26,456
Phoenix Group Holdings plc 9,271 61,117
Reckitt Benckiser Group plc 3,149 170,451
RELX plc 13,172 605,920
Rentokil Initial plc 13,509 78,758
Rightmove plc 4,852 32,936
Sage Group plc (The) 6,600 90,814
Schroders plc 9,842 45,261
Segro plc 7,843 89,051
Severn Trent plc 1,693 50,935
Smith & Nephew plc 5,830 72,267
Smiths Group plc 2,476 53,365
Spirax Group plc 730 78,253
SSE plc 6,363 143,938
Standard Chartered plc 12,119 109,689
Subsea 7 SA 1,974 37,227
Taylor Wimpey plc 18,969 34,086
Shares Value
Tesco plc 52,920 $ 204,702
Tritax Big Box REIT plc 13,384 26,241
Unilever plc 13,739 754,617
UNITE Group plc (The) 2,331 26,284
United Utilities Group plc 4,861 60,379
Vistry Group plc(a) 1,773 26,514
Vodafone Group plc 125,739 110,881
Weir Group plc (The) 1,792 44,943
Whitbread plc 1,442 54,229
Wise plc, Class A(a) 5,698 49,087
WPP plc 8,188 74,979
9,849,922
United States ( 8 .5% )
BP plc 99,601 598,304
Chubb Ltd. 1,666 424,963
CSL Ltd. 3,056 602,509
CyberArk Software Ltd.(a) 352 96,244
Experian plc 5,169 240,848
Ferrovial SE 2,776 107,880
Flex Ltd.(a) 2,800 82,572
Garmin Ltd. 722 117,628
GFL Environmental, Inc. 1,406 54,746
GSK plc 24,379 471,354
Haleon plc 34,749 141,706
Holcim AG 3,684 326,419
ICON plc(a) 564 176,797
James Hardie Industries plc CDI(a) 6,862 216,766
Monday.com Ltd.(a) 304 73,191
Nestle SA 13,629 1,391,110
QIAGEN NV(a) 1,251 51,404
Roche Holding AG 3,387 940,415
Sanofi SA 6,407 617,591
Schneider Electric SE 2,929 704,113
Spotify Technology SA(a) 684 214,632
Stellantis NV 10,464 207,137
Swiss Re AG 1,297 160,934
TE Connectivity Ltd. 1,808 271,977
Waste Connections, Inc. 1,844 323,466
8,614,706
Total Common Stocks
(Cost $90,794,249) 100,833,801
No. of
Warrants
Warrants (0.0%) (b)
Canada (
0.0%
)(b)
Constellation Software, Inc.
Expires 03/31/2040 (a)
(
Cost $0
) 97 492
No. of
Rights
Rights (0.0%) (b)
Italy
(
0.0%
)
Amplifon SpA(a)
(
Cost $0
)   816 –

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Short-Term Investment ( 0 .1% )
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22%(d)
(Cost $82,674)
82,674 $ 82,674
Total Investments ( 99 .6% )
(Cost $ 90,876,923 ) (e) 100,916,967
Other Assets in Excess of Liabilities (0.4%) 389,287
NET ASSETS (100.0%) $101,306,254
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by $240 relating to the Fund’s investment in the Liquidity Funds.
(e) At June 30, 2024, the aggregate cost for federal income tax purposes is $90,876,923. The aggregate gross unrealized appreciation is
$12,905,854 and the aggregate gross unrealized depreciation
is $2,865,810, resulting in net unrealized appreciation of
$10,040,044.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
REIT Real Estate Investment Trust

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 65 .2%
Banks 12 .2
Semiconductors & Semiconductor Equipment 9 .0
Pharmaceuticals 7 .8
Insurance 5 .8
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (94.3%)
Asset-Backed Securities ( 13 .7% )
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) $ 600,000 $ 600,174
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 178,898 180,039
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 208,000 208,036
CarNow Auto Receivables Trust,
2023-2A
7.38%, 1/15/26(a) 66,503 66,656
Chesapeake Funding II LLC,
2024-1A
SOFR30A + 0.77%,
6.10%, 5/15/36(a)(b) 208,317 208,649
Conn's Receivables Funding LLC,
2023-A
8.01%, 1/17/28(a) 26,694 26,719
2024-A
7.05%, 1/16/29(a) 282,851 283,147
Dell Equipment Finance Trust,
2023-2
5.84%, 1/22/29(a) 66,696 66,731
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 130,000 129,713
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 417,375 409,741
Driven Brands Funding LLC,
2018-1A
4.74%, 4/20/48(a) 235,000 231,823
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 241,008 240,653
2024-2
5.74%, 12/20/26(a) 200,000 200,616
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 196,657 198,797
2024-2A
5.89%, 6/15/30(a) 75,000 75,190
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 141,690 141,104
GM Financial Automobile Leasing Trust,
2023-2
5.44%, 10/20/25 19,967 19,960
GM Financial Consumer Automobile Receivables Trust,
2023-4
5.89%, 11/16/26 123,405 123,583
Hyundai Auto Lease Securitization Trust,
2023-B
5.47%, 9/15/25(a) 73,868 73,853
Face
Amount Value
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
7.02%, 3/25/54(a)(b) $ 100,930 $ 101,838
2024-HE2
SOFR30A + 1.20%,
6.53%, 10/25/54(a)(b) 267,272 268,781
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 51,852 51,845
2023-2A
5.93%, 6/15/27(a) 147,270 147,428
2023-3A
6.09%, 6/15/26(a) 86,340 86,402
2023-3A
6.12%, 9/15/27(a) 150,000 150,612
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 165,000 165,444
Marlette Funding Trust,
2020-1A
3.54%, 3/15/30(a) 23,452 23,424
2023-1A
6.07%, 4/15/33(a) 28,839 28,840
2023-3A
6.49%, 9/15/33(a) 170,183 170,341
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 207,000 207,469
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
8.00%, 7/25/50(a)(b) 120,518 120,099
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 55,910 55,952
2024-2A
5.80%, 7/20/32(a) 450,000 450,656
Oportun Issuance Trust,
2024-1A
6.33%, 4/8/31(a) 231,596 231,728
Oscar US Funding XIII LLC,
2021-2A
0.86%, 9/10/25(a) 12,188 12,127
Oscar US Funding XV LLC,
2023-1A
6.07%, 9/10/26(a) 303,525 303,898
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 200,000 199,612
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 450,000 449,834
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
6.71%, 7/25/51(a)(b) 628,765 624,688

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (13.7%) (cont’d)
2021-1A
CME Term SOFR 1 Month + 2.61%,
7.96%, 7/25/51(a)(b) $ 106,319 $ 107,214
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 105,967 106,385
Reach ABS Trust,
2023-1A
7.05%, 2/18/31(a) 62,291 62,434
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 121,993 121,779
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 165,697 165,677
Theorem Funding Trust,
2023-1A
7.58%, 4/15/29(a) 41,631 42,007
Tricolor Auto Securitization Trust,
2024-2A
6.36%, 12/15/27(a) 158,188 158,330
8,100,028
Commercial Mortgage-Backed Securities ( 11 .0% )
BPR Trust
CME Term SOFR 1 Month + 3.00%,
8.33%, 5/15/39(a)(b) 150,000 150,769
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.06%,
6.39%, 9/15/36(a)(b) 425,000 418,652
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.55%,
6.88%, 12/15/37(a)(b) 286,543 286,597
CME Term SOFR 1 Month + 2.05%,
7.38%, 12/15/37(a)(b) 288,000 288,051
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
6.34%, 12/25/41(a)(b) 93,827 94,165
SOFR30A + 2.95%,
8.29%, 6/25/42(a)(b) 343,049 355,694
CSMC Trust
CME Term SOFR 1 Month + 3.14%,
8.47%, 9/9/24(a)(b) 500,000 502,101
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
6.52%, 7/15/38(a)(b) 499,287 498,618
CME Term SOFR 1 Month + 1.49%,
6.82%, 7/15/38(a)(b) 363,118 362,401
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
6.69%, 2/25/44(a)(b) 133,357 134,131
FHLMC, REMIC
SOFR30A + 0.51%,
5.85%, 1/15/42(b) 269,748 266,601
SOFR30A + 0.66%,
6.00%, 4/15/36(b) 223,091 220,230
Face
Amount Value
FNMA, REMIC
SOFR30A + 0.36%,
5.70%, 6/25/36(b) $ 202,939 $ 200,727
SOFR30A + 0.65%,
5.99%, 2/25/38(b) 232,293 230,672
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.45%,
6.78%, 5/15/38(a)(b) 250,000 249,773
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.97%, 6/15/41(a)(b) 195,000 194,757
J.P. Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 1.41%,
6.74%, 4/15/38(a)(b) 100,000 99,336
Marlette Funding Trust
6.50%, 4/15/33(a) 260,000 261,252
Med Trust
CME Term SOFR 1 Month + 1.56%,
6.89%, 11/15/38(a)(b) 233,878 233,523
CME Term SOFR 1 Month + 1.91%,
7.24%, 11/15/38(a)(b) 204,021 203,840
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.24%, 4/15/38(a)(b) 461,382 458,614
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.68%, 10/19/36(a)(b) 100,000 100,563
Radnor RE Ltd.
SOFR30A + 1.85%,
7.19%, 11/25/31(a)(b) 4,426 4,438
Reach Abs Trust
6.30%, 2/18/31(a) 263,882 265,202
TX Trust
CME Term SOFR 1 Month + 1.59%,
6.91%, 6/15/39(a)(b) 195,000 194,027
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.10%, 1/18/37(a)(b) 255,464 250,614
6,525,348
Corporate Bonds ( 59 .2% )
Aerospace & Defense (0.4%)
BAE Systems Holdings, Inc.
3.80%, 10/7/24(a) 250,000 248,617
Automobiles (2.2%)
General Motors Co.
6.13%, 10/1/25 225,000 226,253
Hyundai Capital America
5.45%, 6/24/26(a) 300,000 299,649
5.80%, 6/26/25(a) 371,000 371,375
6.71%, 11/3/25(a)(b) 150,000 150,968
Volkswagen Group of America Finance LLC
6.18%, 3/20/26(a)(b) 250,000 250,922
1,299,167
Banks (20.4%)
Australia & New Zealand Banking Group Ltd.
5.91%, 3/18/26(a)(b) 250,000 250,576

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (59.2%) (cont’d)
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) $ 200,000 $ 200,060
Banco Santander SA
5.15%, 8/18/25 200,000 198,499
Bank of America Corp.
2.46%, 10/22/25(b) 1,300,000 1,286,600
3.38%, 4/2/26(b) 300,000 294,680
3.95%, 4/21/25 200,000 197,170
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 600,000 603,214
BNP Paribas SA
3.38%, 1/9/25(a) 400,000 394,828
BPCE SA
5.15%, 7/21/24(a) 200,000 199,818
5.97%, 1/14/25(a)(b) 500,000 500,576
Capital One NA
2.28%, 1/28/26(b) 400,000 391,831
Citigroup, Inc.
3.88%, 3/26/25 200,000 197,290
6.07%, 10/30/24(b) 875,000 875,842
6.09%, 1/25/26(b) 200,000 200,217
Discover Bank
2.45%, 9/12/24 250,000 248,272
HSBC Holdings plc
4.18%, 12/9/25 550,000 545,979
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) 350,000 355,744
JPMorgan Chase & Co.
2.08%, 4/22/26(b) 900,000 874,152
5.55%, 12/15/25(b) 550,000 549,507
KeyCorp
6.62%, 5/23/25(b) 470,000 468,332
Lloyds Banking Group plc
4.45%, 5/8/25 250,000 247,505
National Bank of Canada
0.00%, 7/2/27(b) 300,000 300,337
5.25%, 1/17/25 250,000 249,361
5.60%, 7/2/27(b) 250,000 250,001
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/25(b) 210,000 209,789
Royal Bank of Canada
4.95%, 4/25/25 140,000 139,357
Santander Holdings USA, Inc.
5.81%, 9/9/26(b) 275,000 273,753
Societe Generale SA
5.52%, 1/19/28(a)(b) 225,000 222,232
Standard Chartered plc
1.82%, 11/23/25(a)(b) 240,000 236,138
Swedbank AB
6.14%, 9/12/26(a) 218,000 221,785
Wells Fargo & Co.
2.41%, 10/30/25(b) 375,000 370,779
3.91%, 4/25/26(b) 550,000 541,840
12,096,064
Face
Amount Value
Biotechnology (0.1%)
Amgen, Inc.
5.25%, 3/2/25 $ 80,000 $ 79,851
Capital Markets (7.2%)
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 304,000 303,600
Goldman Sachs Group, Inc. (The)
3.27%, 9/29/25(b) 225,000 223,566
3.50%, 1/23/25 240,000 237,092
5.88%, 10/21/24(b) 400,000 400,096
HAT Holdings I LLC
6.00%, 4/15/25(a) 555,000 554,922
8.00%, 6/15/27(a) 285,000 296,653
Macquarie Bank Ltd.
5.39%, 12/7/26(a) 120,000 120,347
Nuveen Finance LLC
4.13%, 11/1/24(a) 475,000 472,089
Stifel Financial Corp.
4.25%, 7/18/24 350,000 349,710
UBS AG
1.38%, 1/13/25(a) 600,000 586,359
7.95%, 1/9/25 250,000 252,656
UBS Group AG
2.59%, 9/11/25(a)(b) 475,000 471,873
4,268,963
Chemicals (0.5%)
Celanese US Holdings LLC
6.05%, 3/15/25 275,000 275,401
Commercial Services & Supplies (0.8%)
Republic Services, Inc.
2.50%, 8/15/24 450,000 448,103
Consumer Finance (5.0%)
AerCap Ireland Capital DAC
1.65%, 10/29/24 500,000 493,273
Ally Financial, Inc.
4.63%, 3/30/25 125,000 123,868
5.80%, 5/1/25 415,000 414,725
Avolon Holdings Funding Ltd.
2.88%, 2/15/25(a) 285,000 279,255
Capital One Financial Corp.
4.99%, 7/24/26(b) 405,000 401,569
Discover Financial Services
3.75%, 3/4/25 125,000 123,375
3.95%, 11/6/24 300,000 298,107
Ford Motor Credit Co. LLC
5.13%, 6/16/25 475,000 471,563
General Motors Financial Co., Inc.
6.71%, 4/7/25(b) 350,000 351,846
2,957,581
Electric Utilities (2.3%)
Enel Finance International NV
2.65%, 9/10/24(a) 400,000 397,350
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 700,000 701,763

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (59.2%) (cont’d)
6.05%, 3/1/25 $ 250,000 $ 250,540
1,349,653
Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp.
4.75%, 3/30/26 40,000 39,688
CDW LLC
4.13%, 5/1/25 324,000 318,928
TD SYNNEX Corp.
1.25%, 8/9/24 400,000 397,880
756,496
Entertainment (1.0%)
Warnermedia Holdings, Inc.
6.41%, 3/15/26 589,000 589,037
Financial Services (0.8%)
Synchrony Bank
5.40%, 8/22/25 500,000 496,402
Food Products (1.3%)
Campbell Soup Co.
5.30%, 3/20/26 250,000 249,484
JDE Peet's NV
0.80%, 9/24/24(a) 525,000 517,843
767,327
Ground Transportation (0.2%)
Penske Truck Leasing Co. LP
5.75%, 5/24/26(a) 120,000 120,351
Health Care Providers & Services (0.7%)
Centene Corp.
4.25%, 12/15/27 100,000 95,562
Elevance Health, Inc.
2.38%, 1/15/25 300,000 294,859
390,421
Health Care REITs (0.5%)
Ventas Realty LP
2.65%, 1/15/25 274,000 269,287
Hotels, Restaurants & Leisure (0.9%)
Hyatt Hotels Corp.
1.80%, 10/1/24 325,000 321,590
5.38%, 4/23/25(c) 225,000 224,145
545,735
Household Durables (0.5%)
Lennar Corp.
4.75%, 5/30/25 290,000 287,812
Insurance (4.0%)
Athene Global Funding
6.23%, 5/8/26(a)(b) 645,000 645,218
Corebridge Global Funding
5.35%, 6/24/26(a) 375,000 374,867
GA Global Funding Trust
0.80%, 9/13/24(a) 200,000 197,789
5.85%, 9/13/24(a)(b) 475,000 474,877
Metropolitan Life Global Funding I
0.70%, 9/27/24(a) 200,000 197,659
Face
Amount Value
Protective Life Global Funding
6.10%, 4/10/26(a)(b) $ 500,000 $ 500,577
2,390,987
Leisure Products (0.5%)
Brunswick Corp.
0.85%, 8/18/24 325,000 322,679
Media (0.1%)
Charter Communications Operating LLC
4.91%, 7/23/25 64,000 63,403
Metals & Mining (0.5%)
Anglo American Capital plc
3.63%, 9/11/24(a) 270,000 268,680
Multi-Utilities (0.4%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 260,000 258,866
Oil, Gas & Consumable Fuels (0.4%)
Occidental Petroleum Corp.
6.95%, 7/1/24 225,000 225,000
Passenger Airlines (0.9%)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 516,122 509,968
Professional Services (0.4%)
Concentrix Corp.
6.65%, 8/2/26 254,000 256,708
Retail REITs (0.5%)
Kimco Realty OP LLC
3.30%, 2/1/25 275,000 270,885
Semiconductors & Semiconductor Equipment (0.7%)
Qorvo, Inc.
1.75%, 12/15/24 400,000 392,209
Software (0.5%)
Oracle Corp.
2.50%, 4/1/25 293,000 286,301
Specialized REITs (0.9%)
EPR Properties
4.50%, 4/1/25 560,000 554,058
Technology Hardware, Storage & Peripherals (0.7%)
Dell International LLC
5.85%, 7/15/25 90,000 90,242
Hewlett Packard Enterprise Co.
5.90%, 10/1/24 355,000 354,982
445,224
Textiles, Apparel & Luxury Goods (0.4%)
Tapestry, Inc.
7.05%, 11/27/25 225,000 228,834
Trading Companies & Distributors (1.0%)
Air Lease Corp.
5.30%, 6/25/26 120,000 119,630
Aviation Capital Group LLC
5.50%, 12/15/24(a) 464,000 462,844
582,474

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (59.2%) (cont’d)
Wireless Telecommunication Services (1.2%)
Rogers Communications, Inc.
2.95%, 3/15/25 $ 370,000 $ 362,816
Sprint LLC
7.63%, 2/15/25 175,000 176,241
T-Mobile USA, Inc.
3.50%, 4/15/25 150,000 147,505
686,562
34,989,106
U.S. Government and Agency Securities ( 10 .4% )
U.S. Treasury Notes
3.88%, 3/31/25 3,315,000 3,282,584
3.88%, 4/30/25 2,875,000 2,844,175
6,126,759
Total Fixed Income Securities
(Cost $55,608,454)
55,741,241
–
Shares
Short-Term Investments (6.4%)
Investment Company ( 2 .0% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%(d)
(Cost $1,156,649)
1,156,649 1,156,649
Face
Amount
Commercial Paper ( 4 .4% )
Bacardi-Martini BV
5.38%, 7/10/24 $ 400,000 399,233
DNB Bank ASA
5.81%, 7/1/24 500,000 499,780
General Motors Financial Co., Inc.
5.62%, 2/4/25 260,000 251,086
HSBC USA, Inc.
6.36%, 9/9/24(a) 250,000 247,213
HSBC USA, Inc.
5.86%, 6/5/25 250,000 237,527
Jabil, Inc.
5.95%, 7/19/24(a) 450,000 448,405
Whirlpool Corp.
5.58%, 7/8/24 550,000 549,108
Total Commercial Paper
(Cost $2,632,647)
2,632,352
Total Short-Term Investments
(Cost $3,789,296)
3,789,001
Total Investments (100.7%)
(Cost $59,397,750) (e) 59,530,242
Liabilities in Excess of Other Assets (-0.7%)
(391,140)
Net Assets (100.0%) $59,139,102
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by
$1,615 relating to the Fund’s investment in the Liquidity Funds.
(e) At June 30, 2024, the aggregate cost for federal income tax purposes is $59,397,750. The aggregate gross unrealized appreciation
is $158,359 and the aggregate gross unrealized depreciation is
$25,867, resulting in net unrealized appreciation of $132,492.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR30A Secured Overnight Financing Rate 30 Day Average

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Appreciation
Short:
U.S. Treasury 2 Year Notes 3 Sep-24 $ (600,000) $ (612,656) $ 721

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 26 .2%
Banks 20 .3
Asset-Backed Securities 13 .6
Commercial Mortgage-Backed Securities 11 .0
U.S. Government and Agency Securities 10 .3
Capital Markets 7 .2
Short-Term Investments 6 .4
Consumer Finance 5 .0
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open short futures contracts with a value of
$ 612,656 and total unrealized appreciation of $ 721 .

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Shares Value
Common Stocks (99.9%)
Aerospace & Defense ( 0 .7% )
Axon Enterprise, Inc.(a) 692 $ 203,614
Curtiss-Wright Corp. 369 99,992
General Electric Co. 9,816 1,560,449
HEICO Corp. 992 221,821
Hexcel Corp. 799 49,898
Moog, Inc., Class  A 274 45,840
Woodward, Inc. 551 96,083
2,277,697
Air Freight & Logistics ( 0 .5% )
CH Robinson Worldwide, Inc. 965 85,036
Expeditors International of Washington, Inc. 1,170 146,004
FedEx Corp. 1,877 562,800
GXO Logistics, Inc.(a) 915 46,208
United Parcel Service, Inc., Class  B 6,098 834,511
1,674,559
Automobile Components ( 0 .1% )
Aptiv plc(a) 2,257 158,938
Autoliv, Inc. 677 72,432
BorgWarner, Inc. 1,887 60,837
Lear Corp. 473 54,021
Modine Manufacturing Co.(a) 429 42,982
389,210
Automobiles ( 1 .6% )
Ford Motor Co. 32,627 409,143
General Motors Co. 9,522 442,392
Harley-Davidson, Inc. 1,113 37,330
Rivian Automotive, Inc., Class  A(a) 5,987 80,345
Tesla, Inc.(a) 20,403 4,037,346
Thor Industries, Inc. 424 39,623
5,046,179
Banks ( 4 .0% )
Bank of America Corp. 55,789 2,218,729
Bank OZK 929 38,089
BOK Financial Corp. 223 20,436
Cadence Bank 1,578 44,626
Citigroup, Inc. 16,352 1,037,698
Citizens Financial Group, Inc. 3,874 139,580
Comerica, Inc. 1,128 57,573
Commerce Bancshares, Inc. 1,075 59,963
Cullen/Frost Bankers, Inc. 512 52,035
East West Bancorp, Inc. 1,182 86,558
Fifth Third Bancorp 5,831 212,773
First Citizens BancShares, Inc., Class  A 91 153,208
First Horizon Corp. 4,633 73,062
FNB Corp. 3,045 41,656
Home BancShares, Inc. 1,592 38,144
Huntington Bancshares, Inc. 12,283 161,890
JPMorgan Chase & Co. 20,638 4,174,242
KeyCorp 8,057 114,490
M&T Bank Corp. 1,424 215,537
Old National Bancorp 2,710 46,585
Pinnacle Financial Partners, Inc. 649 51,946
PNC Financial Services Group, Inc. (The) 3,408 529,876
Popular, Inc. 607 53,677
Prosperity Bancshares, Inc. 786 48,056
Regions Financial Corp. 7,833 156,973
Shares Value
SouthState Corp. 644 $ 49,214
Synovus Financial Corp. 1,242 49,916
Truist Financial Corp. 11,443 444,561
U.S. Bancorp 13,393 531,702
Webster Financial Corp. 1,457 63,511
Wells Fargo & Co. 29,931 1,777,602
Western Alliance Bancorp 919 57,732
Wintrust Financial Corp. 523 51,547
Zions Bancorp NA 1,247 54,082
12,907,269
Beverages ( 1 .5% )
Celsius Holdings, Inc.(a) 1,519 86,720
Coca-Cola Co. (The) 34,818 2,216,166
Coca-Cola Consolidated, Inc. 46 49,910
Keurig Dr Pepper, Inc. 10,288 343,619
Monster Beverage Corp.(a) 7,318 365,534
PepsiCo, Inc. 11,483 1,893,891
4,955,840
Biotechnology ( 2 .4% )
AbbVie, Inc. 13,819 2,370,235
Alnylam Pharmaceuticals, Inc.(a) 984 239,112
Amgen, Inc. 4,193 1,310,103
Apellis Pharmaceuticals, Inc.(a) 779 29,882
Biogen, Inc.(a) 1,130 261,957
BioMarin Pharmaceutical, Inc.(a) 1,457 119,955
Blueprint Medicines Corp.(a) 480 51,734
Bridgebio Pharma, Inc.(a) 1,112 28,167
Exact Sciences Corp.(a) 1,425 60,206
Exelixis, Inc.(a) 2,217 49,816
Gilead Sciences, Inc. 9,754 669,222
GRAIL, Inc.(a) 206 3,166
Halozyme Therapeutics, Inc.(a) 992 51,941
Incyte Corp.(a) 1,438 87,172
Ionis Pharmaceuticals, Inc.(a) 1,049 49,995
Moderna, Inc.(a) 2,633 312,669
Neurocrine Biosciences, Inc.(a) 770 106,006
Regeneron Pharmaceuticals, Inc.(a) 832 874,457
Sarepta Therapeutics, Inc.(a) 697 110,126
United Therapeutics Corp.(a) 324 103,210
Vertex Pharmaceuticals, Inc.(a) 2,016 944,940
7,834,071
Broadline Retail ( 3 .8% )
Amazon.com, Inc.(a) 61,968 11,975,316
eBay, Inc. 3,512 188,665
Etsy, Inc.(a) 814 48,010
Macy's, Inc. 1,925 36,960
Ollie's Bargain Outlet Holdings, Inc.(a) 433 42,507
12,291,458
Building Products ( 1 .0% )
AAON, Inc. 657 57,317
Advanced Drainage Systems, Inc. 673 107,942
Allegion plc 845 99,837
AO Smith Corp. 1,169 95,601
Armstrong World Industries, Inc. 307 34,765
AZEK Co., Inc. (The), Class  A(a) 1,003 42,256
Carlisle Cos., Inc. 908 367,931
Carrier Global Corp. 8,161 514,796
Fortune Brands Innovations, Inc. 874 56,757

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Building Products (cont’d)
Johnson Controls International plc 6,514 $ 432,985
Lennox International, Inc. 309 165,309
Masco Corp. 1,540 102,672
Owens Corning 1,646 285,943
Simpson Manufacturing Co., Inc. 406 68,423
Trane Technologies plc 2,189 720,028
Trex Co., Inc.(a) 764 56,628
UFP Industries, Inc. 424 47,488
Zurn Elkay Water Solutions Corp. 1,015 29,841
3,286,519
Capital Markets ( 3 .6% )
Affiliated Managers Group, Inc. 269 42,026
Ameriprise Financial, Inc. 853 364,393
Ares Management Corp., Class  A 1,426 190,057
Bank of New York Mellon Corp. (The) 6,397 383,116
BlackRock, Inc. 1,264 995,173
Blackstone, Inc. 6,081 752,828
Blue Owl Capital, Inc., Class  A 4,238 75,225
Carlyle Group, Inc. (The) 1,801 72,310
Cboe Global Markets, Inc. 899 152,884
Charles Schwab Corp. (The) 12,727 937,853
CME Group, Inc. 3,086 606,708
Coinbase Global, Inc., Class  A(a) 1,617 359,346
Evercore, Inc., Class  A 305 63,571
FactSet Research Systems, Inc. 297 121,256
Franklin Resources, Inc. 2,564 57,305
Goldman Sachs Group, Inc. (The) 2,759 1,247,951
Hamilton Lane, Inc., Class  A 282 34,850
Houlihan Lokey, Inc., Class  A 450 60,687
Interactive Brokers Group, Inc., Class  A 887 108,746
Intercontinental Exchange, Inc. 4,891 669,529
Invesco Ltd. 3,794 56,758
Janus Henderson Group plc 1,158 39,036
Jefferies Financial Group, Inc. 1,352 67,276
KKR & Co., Inc. 5,768 607,024
LPL Financial Holdings, Inc. 636 177,635
MarketAxess Holdings, Inc. 290 58,154
Moody's Corp. 1,240 521,953
Morningstar, Inc. 211 62,424
MSCI, Inc., Class  A 599 288,568
Nasdaq, Inc. 3,178 191,506
Northern Trust Corp. 1,730 145,285
Raymond James Financial, Inc. 1,605 198,394
S&P Global, Inc. 2,445 1,090,470
SEI Investments Co. 910 58,868
State Street Corp. 2,571 190,254
Stifel Financial Corp. 851 71,612
T Rowe Price Group, Inc. 1,873 215,976
TPG, Inc., Class  A 692 28,683
Tradeweb Markets, Inc., Class  A 989 104,834
11,470,524
Chemicals ( 1 .5% )
Air Products and Chemicals, Inc. 2,141 552,485
Arcadium Lithium plc(a) 20,737 69,676
Ashland, Inc. 483 45,639
Axalta Coating Systems Ltd.(a) 2,128 72,714
Balchem Corp. 313 48,186
Shares Value
Cabot Corp. 527 $ 48,426
Celanese Corp., Class  A 1,053 142,039
Eastman Chemical Co. 1,131 110,804
Ecolab, Inc. 2,464 586,432
Element Solutions, Inc. 2,148 58,254
FMC Corp. 1,200 69,060
International Flavors & Fragrances, Inc. 2,224 211,747
Linde plc 4,100 1,799,121
Mosaic Co. (The) 3,091 89,330
PPG Industries, Inc. 2,260 284,511
Sherwin-Williams Co. (The) 2,260 674,452
4,862,876
Commercial Services & Supplies ( 0 .8% )
Brink's Co. (The) 343 35,123
Casella Waste Systems, Inc., Class  A(a) 482 47,824
Cintas Corp. 606 424,358
Clean Harbors, Inc.(a) 433 97,923
Copart, Inc.(a) 6,826 369,696
MSA Safety, Inc. 358 67,193
Republic Services, Inc., Class  A 1,750 340,095
Rollins, Inc. 2,263 110,412
Stericycle, Inc.(a) 787 45,748
Tetra Tech, Inc. 454 92,834
Veralto Corp. 1,741 166,213
Waste Management, Inc. 3,419 729,410
2,526,829
Communications Equipment ( 0 .9% )
Arista Networks, Inc.(a) 1,889 662,057
Ciena Corp.(a) 1,058 50,974
Cisco Systems, Inc. 29,638 1,408,101
F5, Inc.(a) 429 73,887
Juniper Networks, Inc. 2,360 86,046
Motorola Solutions, Inc. 1,225 472,911
2,753,976
Construction & Engineering ( 0 .3% )
AECOM 1,155 101,802
API Group Corp.(a) 1,776 66,831
Comfort Systems USA, Inc. 300 91,236
Dycom Industries, Inc.(a) 242 40,840
EMCOR Group, Inc. 395 144,206
MasTec, Inc.(a) 526 56,277
Quanta Services, Inc. 1,232 313,039
Valmont Industries, Inc. 192 52,694
WillScot Mobile Mini Holdings Corp.(a) 1,572 59,170
926,095
Construction Materials ( 0 .5% )
CRH plc 10,082 755,948
Summit Materials, Inc., Class  A(a) 2,291 83,874
Vulcan Materials Co. 2,538 631,150
1,470,972
Consumer Finance ( 0 .7% )
Ally Financial, Inc. 2,316 91,876
American Express Co. 4,981 1,153,351
Capital One Financial Corp. 3,243 448,993
Credit Acceptance Corp.(a) 56 28,822
Discover Financial Services 2,134 279,149
FirstCash Holdings, Inc. 339 35,554

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Consumer Finance (cont’d)
OneMain Holdings, Inc. 1,021 $ 49,508
SLM Corp. 1,805 37,526
SoFi Technologies, Inc.(a) 9,069 59,946
Synchrony Financial 3,422 161,484
2,346,209
Consumer Staples Distribution & Retail ( 2 .1% )
Albertsons Cos., Inc., Class  A 3,229 63,773
BJ's Wholesale Club Holdings, Inc.(a) 922 80,988
Casey's General Stores, Inc. 357 136,217
Costco Wholesale Corp. 3,111 2,644,319
Dollar General Corp. 1,539 203,502
Dollar Tree, Inc.(a) 1,529 163,251
Kroger Co. (The) 6,975 348,262
Performance Food Group Co.(a) 1,465 96,851
Sprouts Farmers Market, Inc.(a) 965 80,732
Sysco Corp. 4,803 342,886
Target Corp. 3,247 480,686
U.S. Foods Holding Corp.(a) 2,361 125,086
Walmart, Inc. 30,517 2,066,306
6,832,859
Containers & Packaging ( 0 .4% )
Amcor plc 14,000 136,920
AptarGroup, Inc. 636 89,555
Avery Dennison Corp. 768 167,923
Ball Corp. 2,987 179,280
Berry Global Group, Inc. 1,104 64,970
Crown Holdings, Inc. 1,158 86,144
Graphic Packaging Holding Co. 2,934 76,900
Packaging Corp. of America 851 155,359
Sealed Air Corp. 1,395 48,532
Silgan Holdings, Inc. 799 33,822
Sonoco Products Co. 942 47,778
Westrock Co. 2,481 124,695
1,211,878
Distributors ( 0 .1% )
Genuine Parts Co. 974 134,724
LKQ Corp. 1,861 77,399
Pool Corp. 261 80,213
292,336
Diversified Consumer Services ( 0 .1% )
Bright Horizons Family Solutions, Inc.(a) 449 49,426
Duolingo, Inc., Class  A(a) 284 59,262
H&R Block, Inc. 1,076 58,352
Service Corp. International 1,110 78,954
245,994
Diversified REITs ( 0 .0% ) (b)
Essential Properties Realty Trust, Inc. 1,330 36,854
WP Carey, Inc. 1,852 101,953
138,807
Diversified Telecommunication Services ( 0 .7% )
AT&T, Inc. 52,814 1,009,276
Verizon Communications, Inc. 31,022 1,279,347
2,288,623
Electric Utilities ( 0 .9% )
Alliant Energy Corp. 2,180 110,962
Shares Value
Avangrid, Inc. 604 $ 21,460
Constellation Energy Corp. 2,687 538,125
Evergy, Inc. 1,929 102,179
Eversource Energy 2,993 169,733
Exelon Corp. 8,507 294,427
IDACORP, Inc. 430 40,055
NextEra Energy, Inc. 17,532 1,241,441
NRG Energy, Inc. 1,745 135,866
Portland General Electric Co. 874 37,792
Xcel Energy, Inc. 4,717 251,935
2,943,975
Electrical Equipment ( 1 .2% )
Acuity Brands, Inc. 298 71,949
AMETEK, Inc. 2,230 371,763
Atkore, Inc. 348 46,956
Eaton Corp. plc 3,869 1,213,125
Emerson Electric Co. 5,529 609,075
GE Vernova, Inc.(a) 2,341 401,505
Hubbell, Inc., Class  B 518 189,319
NEXTracker, Inc., Class  A(a) 1,300 60,944
nVent Electric plc 1,589 121,733
Regal Rexnord Corp. 641 86,676
Rockwell Automation, Inc. 1,101 303,083
Sensata Technologies Holding plc 1,441 53,879
Vertiv Holdings Co., Class  A 3,517 304,467
3,834,474
Electronic Equipment, Instruments & Components ( 0 .8% )
Amphenol Corp., Class  A 11,589 780,751
Arrow Electronics, Inc.(a) 371 44,802
Avnet, Inc. 630 32,439
Badger Meter, Inc. 284 52,923
CDW Corp. 986 220,706
Cognex Corp. 1,658 77,528
Coherent Corp.(a) 1,261 91,372
Corning, Inc. 5,692 221,134
Insight Enterprises, Inc.(a) 196 38,879
Itron, Inc.(a) 443 43,839
Jabil, Inc. 854 92,907
Keysight Technologies, Inc.(a) 1,676 229,193
Littelfuse, Inc. 238 60,830
Novanta, Inc.(a) 345 56,273
TD SYNNEX Corp. 548 63,239
Teledyne Technologies, Inc.(a) 454 176,143
Trimble, Inc.(a) 2,355 131,692
Vontier Corp. 1,132 43,242
Zebra Technologies Corp., Class  A(a) 376 116,158
2,574,050
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 19,167 674,103
Entertainment ( 1 .4% )
AMC Entertainment Holdings, Inc., Class  A(a) 1 5
Electronic Arts, Inc. 1,772 246,893
Liberty Media Corp-Liberty Formula One,
Class  A(a) 1,823 117,091
Liberty Media Corp-Liberty Live, Class  A(a) 531 19,918
Live Nation Entertainment, Inc.(a) 1,202 112,675
Netflix, Inc.(a) 3,149 2,125,197
ROBLOX Corp., Class  A(a) 3,658 136,114

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Entertainment (cont’d)
Roku, Inc., Class  A(a) 927 $ 55,555
Take-Two Interactive Software, Inc.(a) 1,157 179,902
Walt Disney Co. (The) 14,254 1,415,280
Warner Bros Discovery, Inc.(a) 18,220 135,557
Warner Music Group Corp., Class  A 1,046 32,060
4,576,247
Financial Services ( 2 .7% )
Affirm Holdings, Inc., Class  A(a) 1,838 55,526
Apollo Global Management, Inc. 3,516 415,134
Block, Inc., Class  A(a) 4,023 259,443
Equitable Holdings, Inc. 2,791 114,040
Essent Group Ltd. 887 49,840
Euronet Worldwide, Inc.(a) 313 32,395
Fidelity National Information Services, Inc. 4,089 308,147
Fiserv, Inc.(a) 4,282 638,189
Jack Henry & Associates, Inc. 533 88,489
Jackson Financial, Inc., Class  A 651 48,343
Mastercard, Inc., Class  A 6,104 2,692,841
MGIC Investment Corp. 2,255 48,595
Mr Cooper Group, Inc.(a) 533 43,295
PayPal Holdings, Inc.(a) 7,690 446,251
PennyMac Financial Services, Inc. 221 20,907
Radian Group, Inc. 1,277 39,715
Shift4 Payments, Inc., Class  A(a) 445 32,641
Toast, Inc., Class  A(a) 2,788 71,847
Visa, Inc., Class  A 11,572 3,037,303
Voya Financial, Inc. 859 61,118
WEX, Inc.(a) 306 54,205
8,558,264
Food Products ( 0 .9% )
Bunge Global SA 1,355 144,673
Campbell Soup Co. 1,901 85,906
Conagra Brands, Inc. 4,596 130,618
Darling Ingredients, Inc.(a) 1,525 56,044
Flowers Foods, Inc. 1,899 42,158
Freshpet, Inc.(a) 455 58,872
General Mills, Inc. 5,437 343,945
Hershey Co. (The) 1,422 261,406
Hormel Foods Corp. 2,800 85,372
Ingredion, Inc. 629 72,146
JM Smucker Co. (The) 1,001 109,149
Kellanova 2,775 160,062
Kraft Heinz Co. (The) 7,748 249,641
Lamb Weston Holdings, Inc. 1,369 115,106
Lancaster Colony Corp. 186 35,148
McCormick & Co., Inc. (Non-Voting) 2,554 181,181
Mondelez International, Inc., Class  A 12,945 847,121
2,978,548
Gas Utilities ( 0 .0% ) (b)
National Fuel Gas Co. 773 41,889
Southwest Gas Holdings, Inc. 527 37,090
UGI Corp. 1,779 40,739
119,718
Ground Transportation ( 0 .9% )
JB Hunt Transport Services, Inc. 689 110,240
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,305 65,146
Shares Value
Landstar System, Inc. 296 $ 54,606
Lyft, Inc., Class  A(a) 2,555 36,026
Old Dominion Freight Line, Inc. 1,569 277,085
Ryder System, Inc. 356 44,101
Saia, Inc.(a) 221 104,818
Uber Technologies, Inc.(a) 14,801 1,075,737
Union Pacific Corp. 5,086 1,150,758
XPO, Inc.(a) 956 101,479
3,019,996
Health Care Equipment & Supplies ( 2 .7% )
Abbott Laboratories 13,531 1,406,006
Align Technology, Inc.(a) 550 132,787
Baxter International, Inc. 3,966 132,663
Becton Dickinson & Co. 2,262 528,652
Boston Scientific Corp.(a) 11,467 883,074
Cooper Cos., Inc. (The) 1,546 134,966
DENTSPLY SIRONA, Inc. 1,611 40,130
Dexcom, Inc.(a) 3,060 346,943
Edwards Lifesciences Corp.(a) 4,635 428,135
GE HealthCare Technologies, Inc. 3,318 258,539
Glaukos Corp.(a) 383 45,328
Globus Medical, Inc., Class  A(a) 874 59,860
Hologic, Inc.(a) 1,801 133,724
IDEXX Laboratories, Inc.(a) 639 311,321
Inspire Medical Systems, Inc.(a) 228 30,513
Insulet Corp.(a) 543 109,577
Intuitive Surgical, Inc.(a) 2,760 1,227,786
Masimo Corp.(a) 337 42,442
Medtronic plc 10,268 808,194
Merit Medical Systems, Inc.(a) 443 38,076
Penumbra, Inc.(a) 292 52,551
ResMed, Inc. 1,140 218,219
STERIS plc 771 169,265
Stryker Corp. 2,800 952,700
Teleflex, Inc. 368 77,401
Zimmer Biomet Holdings, Inc. 1,606 174,299
8,743,151
Health Care Providers & Services ( 2 .2% )
Centene Corp.(a) 4,128 273,686
Chemed Corp. 116 62,939
Cigna Group (The) 2,184 721,965
CVS Health Corp. 9,821 580,028
DaVita, Inc.(a) 424 58,754
Elevance Health, Inc. 1,813 982,392
Encompass Health Corp. 775 66,487
Ensign Group, Inc. (The) 430 53,187
HealthEquity, Inc.(a) 626 53,961
Henry Schein, Inc.(a) 989 63,395
Humana, Inc. 940 351,231
Labcorp Holdings, Inc. 650 132,282
Molina Healthcare, Inc.(a) 453 134,677
Option Care Health, Inc.(a) 1,347 37,312
Quest Diagnostics, Inc. 865 118,401
UnitedHealth Group, Inc. 6,829 3,477,737
7,168,434
Health Care REITs ( 0 .4% )
Alexandria Real Estate Equities, Inc. 1,478 172,882
Healthcare Realty Trust, Inc., Class  A 3,238 53,362

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Health Care REITs (cont’d)
Healthpeak Properties, Inc. 6,008 $ 117,757
Omega Healthcare Investors, Inc. 2,114 72,405
Ventas, Inc. 3,447 176,693
Welltower, Inc. 5,106 532,300
1,125,399
Health Care Technology ( 0 .1% )
Doximity, Inc., Class  A(a) 873 24,418
Veeva Systems, Inc., Class  A(a) 1,083 198,200
222,618
Hotel & Resort REITs ( 0 .1% )
Host Hotels & Resorts, Inc. 5,961 107,179
Ryman Hospitality Properties, Inc. 499 49,830
157,009
Hotels, Restaurants & Leisure ( 1 .6% )
Airbnb, Inc., Class  A(a) 3,091 468,688
Aramark 2,537 86,309
Booking Holdings, Inc. 250 990,375
Chipotle Mexican Grill, Inc., Class  A(a) 13,200 826,980
Choice Hotels International, Inc. 215 25,585
Darden Restaurants, Inc. 1,149 173,867
Domino's Pizza, Inc. 336 173,487
Hilton Worldwide Holdings, Inc. 1,912 417,198
Hyatt Hotels Corp., Class  A 342 51,957
Marriott International, Inc., Class  A 1,875 453,319
Planet Fitness, Inc., Class  A(a) 681 50,115
Starbucks Corp. 10,743 836,342
Texas Roadhouse, Inc., Class  A 645 110,753
Vail Resorts, Inc. 287 51,697
Wingstop, Inc. 277 117,077
Wyndham Hotels & Resorts, Inc. 616 45,584
Yum! Brands, Inc. 2,717 359,894
5,239,227
Household Durables ( 0 .5% )
D.R. Horton, Inc. 2,468 347,815
Installed Building Products, Inc. 204 41,959
KB Home 626 43,933
Lennar Corp., Class  A 2,112 316,525
Meritage Homes Corp. 302 48,879
Mohawk Industries, Inc.(a) 370 42,028
NVR, Inc.(a) 26 197,303
PulteGroup, Inc. 1,786 196,639
Taylor Morrison Home Corp., Class  A(a) 878 48,676
Tempur Sealy International, Inc. 1,175 55,624
Toll Brothers, Inc. 869 100,091
TopBuild Corp.(a) 270 104,023
Whirlpool Corp. 373 38,121
1,581,616
Household Products ( 1 .2% )
Church & Dwight Co., Inc. 1,713 177,604
Clorox Co. (The) 870 118,729
Colgate-Palmolive Co. 5,765 559,435
Kimberly-Clark Corp. 2,359 326,014
Procter & Gamble Co. (The) 16,585 2,735,198
3,916,980
Independent Power and Renewable Electricity Producers ( 0 .1% )
AES Corp. (The) 6,031 105,965
Shares Value
Brookfield Renewable Corp., Class  A 1,133 $ 32,154
Clearway Energy, Inc., Class  C 767 18,937
157,056
Industrial REITs ( 0 .4% )
Americold Realty Trust, Inc. 2,432 62,113
EastGroup Properties, Inc. 409 69,571
First Industrial Realty Trust, Inc. 1,132 53,781
Prologis, Inc. 7,877 884,666
Rexford Industrial Realty, Inc. 1,864 83,116
STAG Industrial, Inc. 1,562 56,326
Terreno Realty Corp. 815 48,232
1,257,805
Insurance ( 2 .4% )
Aflac, Inc. 4,407 393,589
Allstate Corp. (The) 2,250 359,235
American Financial Group, Inc. 625 76,888
American International Group, Inc. 5,692 422,574
Aon plc, Class  A 1,847 542,242
Arch Capital Group Ltd.(a) 3,123 315,080
Arthur J Gallagher & Co. 1,691 438,493
Axis Capital Holdings Ltd. 668 47,194
Brown & Brown, Inc. 1,846 165,051
Cincinnati Financial Corp. 1,319 155,774
Everest Group Ltd. 367 139,834
First American Financial Corp. 772 41,649
Globe Life, Inc. 774 63,685
Hanover Insurance Group, Inc. (The) 305 38,259
Hartford Financial Services Group, Inc. (The) 2,536 254,969
Kinsale Capital Group, Inc. 189 72,818
Lincoln National Corp. 1,443 44,877
Marsh & McLennan Cos., Inc. 4,233 891,978
MetLife, Inc. 5,156 361,900
Old Republic International Corp. 2,162 66,806
Primerica, Inc. 294 69,555
Principal Financial Group, Inc. 1,999 156,822
Progressive Corp. (The) 5,021 1,042,912
Prudential Financial, Inc. 3,074 360,242
Reinsurance Group of America, Inc. 562 115,362
RenaissanceRe Holdings Ltd. 435 97,227
Ryan Specialty Holdings, Inc., Class  A 843 48,818
Selective Insurance Group, Inc. 517 48,510
Travelers Cos., Inc. (The) 1,956 397,733
Unum Group 1,611 82,338
W. R. Berkley Corp. 1,725 135,551
White Mountains Insurance Group Ltd. 21 38,166
Willis Towers Watson plc 874 229,110
7,715,241
Interactive Media & Services ( 4 .3% )
Alphabet, Inc., Class  A 73,983 13,476,003
Pinterest, Inc., Class  A(a) 4,356 191,969
Snap, Inc., Class  A(a) 7,623 126,618
ZoomInfo Technologies, Inc., Class  A(a) 2,174 27,762
13,822,352
IT Services ( 1 .3% )
Accenture plc, Class  A 4,624 1,402,968
Akamai Technologies, Inc.(a) 1,100 99,088
Amdocs Ltd. 858 67,713
Cloudflare, Inc., Class  A(a) 2,176 180,238

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
IT Services (cont’d)
Cognizant Technology Solutions Corp., Class  A 3,651 $ 248,268
EPAM Systems, Inc.(a) 413 77,689
Gartner, Inc.(a) 589 264,496
International Business Machines Corp. 6,767 1,170,353
Kyndryl Holdings, Inc.(a) 1,686 44,359
MongoDB, Inc., Class  A(a) 521 130,229
Okta, Inc., Class  A(a) 1,165 109,056
Snowflake, Inc., Class  A(a) 2,276 307,465
Twilio, Inc., Class  A(a) 1,190 67,604
VeriSign, Inc.(a) 652 115,926
4,285,452
Leisure Products ( 0 .0% ) (b)
Brunswick Corp. 645 46,937
Hasbro, Inc. 913 53,410
Mattel, Inc.(a) 2,392 38,894
139,241
Life Sciences Tools & Services ( 1 .5% )
Agilent Technologies, Inc. 2,281 295,686
Avantor, Inc.(a) 5,174 109,689
Bio-Rad Laboratories, Inc., Class  A(a) 155 42,332
Bio-Techne Corp. 1,220 87,413
Bruker Corp. 791 50,474
Charles River Laboratories International, Inc.(a) 398 82,219
Danaher Corp. 5,292 1,322,206
Illumina, Inc.(a) 1,239 129,327
IQVIA Holdings, Inc.(a) 1,413 298,765
Medpace Holdings, Inc.(a) 200 82,370
Mettler-Toledo International, Inc.(a) 165 230,602
PerkinElmer, Inc. 961 100,770
Repligen Corp.(a) 407 51,306
Thermo Fisher Scientific, Inc. 2,985 1,650,705
Waters Corp.(a) 463 134,326
West Pharmaceutical Services, Inc. 567 186,764
4,854,954
Machinery ( 2 .6% )
AGCO Corp. 600 58,728
Allison Transmission Holdings, Inc. 842 63,908
Caterpillar, Inc. 4,509 1,501,948
Chart Industries, Inc.(a) 412 59,468
CNH Industrial NV 9,438 95,607
Cummins, Inc. 1,302 360,563
Deere & Co. 2,479 926,229
Donaldson Co., Inc. 1,160 83,010
Dover Corp. 1,324 238,916
Esab Corp. 548 51,748
Federal Signal Corp. 582 48,696
Flowserve Corp. 1,268 60,991
Fortive Corp. 3,394 251,495
Franklin Electric Co., Inc. 384 36,987
Graco, Inc. 1,621 128,513
IDEX Corp. 731 147,077
Illinois Tool Works, Inc. 2,885 683,630
Ingersoll Rand, Inc. 3,896 353,913
ITT, Inc. 791 102,181
Lincoln Electric Holdings, Inc. 540 101,866
Middleby Corp. (The)(a) 514 63,021
Mueller Industries, Inc. 1,060 60,356
Shares Value
Nordson Corp. 498 $ 115,506
Oshkosh Corp. 628 67,950
Otis Worldwide Corp. 3,909 376,280
PACCAR, Inc. 4,994 514,082
Parker-Hannifin Corp. 1,240 627,204
Pentair plc 1,600 122,672
Snap-on, Inc. 506 132,263
SPX Technologies, Inc.(a) 433 61,547
Stanley Black & Decker, Inc. 1,484 118,557
Timken Co. (The) 613 49,120
Toro Co. (The) 1,007 94,164
Watts Water Technologies, Inc., Class  A 262 48,043
Westinghouse Air Brake Technologies Corp. 1,689 266,946
Xylem, Inc. 2,331 316,153
8,389,338
Media ( 0 .7% )
Charter Communications, Inc., Class  A(a) 718 214,653
Comcast Corp., Class  A 28,656 1,122,169
Interpublic Group of Cos., Inc. (The) 2,936 85,408
Liberty Broadband Corp., Class  C(a) 954 52,298
New York Times Co. (The), Class  A 1,250 64,013
Nexstar Media Group, Inc., Class  A 242 40,175
Omnicom Group, Inc. 1,512 135,626
Paramount Global, Class  B 4,725 49,093
Trade Desk, Inc. (The), Class  A(a) 3,249 317,330
2,080,765
Metals & Mining ( 0 .5% )
ATI, Inc.(a) 2,354 130,529
Commercial Metals Co. 2,199 120,923
Nucor Corp. 4,295 678,954
Reliance, Inc. 1,095 312,732
Steel Dynamics, Inc. 2,818 364,931
1,608,069
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
AGNC Investment Corp. 6,314 60,236
Annaly Capital Management, Inc. 4,309 82,129
Rithm Capital Corp. 4,165 45,440
Starwood Property Trust, Inc. 2,569 48,657
236,462
Multi-Utilities ( 0 .7% )
Ameren Corp. 2,264 160,993
CMS Energy Corp. 2,530 150,611
Consolidated Edison, Inc. 2,942 263,074
Dominion Energy, Inc. 7,133 349,517
DTE Energy Co. 1,758 195,156
NiSource, Inc. 3,806 109,651
Public Service Enterprise Group, Inc. 4,239 312,414
Sempra 5,391 410,039
WEC Energy Group, Inc. 2,687 210,822
2,162,277
Office REITs ( 0 .0% ) (b)
Boston Properties, Inc. 1,343 82,675
COPT Defense Properties 971 24,304
Vornado Realty Trust 1,459 38,357
145,336

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels ( 0 .2% )
Occidental Petroleum Corp. 11,876 $ 748,544
Paper & Forest Products ( 0 .0% ) (b)
Louisiana-Pacific Corp. 495 40,753
Passenger Airlines ( 0 .1% )
Alaska Air Group, Inc.(a) 1,054 42,582
American Airlines Group, Inc.(a) 5,395 61,125
Delta Air Lines, Inc. 5,364 254,468
358,175
Personal Care Products ( 0 .1% )
BellRing Brands, Inc.(a) 908 51,883
Coty, Inc., Class  A(a) 2,676 26,814
elf Beauty, Inc.(a) 377 79,441
Estee Lauder Cos., Inc. (The), Class  A 1,628 173,219
331,357
Pharmaceuticals ( 3 .3% )
Bristol-Myers Squibb Co. 15,873 659,206
Catalent, Inc.(a) 1,376 77,372
Elanco Animal Health, Inc.(a) 3,818 55,094
Eli Lilly & Co. 6,019 5,449,482
Jazz Pharmaceuticals plc(a) 478 51,017
Merck & Co., Inc. 19,817 2,453,345
Organon & Co. 2,007 41,545
Pfizer, Inc. 44,376 1,241,640
Royalty Pharma plc, Class  A 2,991 78,873
Zoetis, Inc., Class  A 3,573 619,415
10,726,989
Professional Services ( 0 .8% )
Automatic Data Processing, Inc. 3,014 719,412
Booz Allen Hamilton Holding Corp., Class  A 996 153,284
Broadridge Financial Solutions, Inc. 864 170,208
Dayforce, Inc.(a) 1,142 56,643
Equifax, Inc. 960 232,762
ExlService Holdings, Inc.(a) 1,145 35,907
Exponent, Inc. 390 37,097
FTI Consulting, Inc.(a) 275 59,271
Genpact Ltd. 1,212 39,014
Maximus, Inc. 475 40,707
Parsons Corp.(a) 305 24,952
Paychex, Inc. 2,371 281,106
Paycom Software, Inc. 373 53,354
Paylocity Holding Corp.(a) 325 42,851
Robert Half, Inc. 795 50,864
Science Applications International Corp. 373 43,846
SS&C Technologies Holdings, Inc. 1,579 98,956
TransUnion 1,510 111,982
TriNet Group, Inc. 248 24,800
Verisk Analytics, Inc., Class  A 1,115 300,548
2,577,564
Real Estate Management & Development ( 0 .2% )
CBRE Group, Inc., Class  A(a) 2,596 231,329
CoStar Group, Inc.(a) 3,150 233,541
Jones Lang LaSalle, Inc.(a) 402 82,523
Zillow Group, Inc., Class  C(a) 1,539 71,394
618,787
Shares Value
Residential REITs ( 0 .4% )
AvalonBay Communities, Inc. 1,211 $ 250,544
Camden Property Trust 899 98,090
Equity LifeStyle Properties, Inc. 1,526 99,388
Equity Residential 3,177 220,293
Essex Property Trust, Inc. 545 148,349
Mid-America Apartment Communities, Inc. 993 141,612
Sun Communities, Inc. 1,053 126,718
UDR, Inc. 2,805 115,426
1,200,420
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 2,568 59,295
Federal Realty Investment Trust 704 71,083
Kimco Realty Corp. 5,654 110,027
Kite Realty Group Trust 1,874 41,940
NNN REIT, Inc. 1,561 66,499
Realty Income Corp. 7,433 392,611
Regency Centers Corp. 1,571 97,716
Simon Property Group, Inc. 2,761 419,120
1,258,291
Semiconductors & Semiconductor Equipment ( 11 .8% )
Advanced Micro Devices, Inc.(a) 11,850 1,922,188
Allegro MicroSystems, Inc.(a) 551 15,560
Analog Devices, Inc. 3,645 832,008
Applied Materials, Inc. 6,083 1,435,527
Broadcom, Inc. 3,261 5,235,633
Cirrus Logic, Inc.(a) 393 50,170
Enphase Energy, Inc.(a) 901 89,839
Entegris, Inc. 1,104 149,482
First Solar, Inc.(a) 695 156,695
Intel Corp. 31,373 971,622
KLA Corp. 992 817,914
Lam Research Corp. 959 1,021,191
Lattice Semiconductor Corp.(a) 1,001 58,048
Marvell Technology, Inc. 6,298 440,230
Microchip Technology, Inc. 3,868 353,922
Micron Technology, Inc. 8,125 1,068,681
MKS Instruments, Inc. 647 84,485
Monolithic Power Systems, Inc. 343 281,836
NVIDIA Corp. 155,227 19,176,744
ON Semiconductor Corp.(a) 3,149 215,864
Onto Innovation, Inc.(a) 360 79,042
Qorvo, Inc.(a) 699 81,112
QUALCOMM, Inc. 8,211 1,635,467
Rambus, Inc.(a) 788 46,303
Skyworks Solutions, Inc. 1,176 125,338
Teradyne, Inc. 1,131 167,716
Texas Instruments, Inc. 6,703 1,303,935
Universal Display Corp. 323 67,911
37,884,463
Software ( 11 .3% )
Adobe, Inc.(a) 3,289 1,827,171
Altair Engineering, Inc., Class  A(a) 411 40,311
ANSYS, Inc.(a) 640 205,760
Appfolio, Inc., Class  A(a) 159 38,887
AppLovin Corp., Class  A(a) 1,250 104,025
Aspen Technology, Inc.(a) 198 39,329
Atlassian Corp., Class  A(a) 1,162 205,534

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Software (cont’d)
Autodesk, Inc.(a) 1,581 $ 391,218
BILL Holdings, Inc.(a) 747 39,307
Cadence Design Systems, Inc.(a) 1,987 611,499
CCC Intelligent Solutions Holdings, Inc.(a) 2,520 27,997
Clearwater Analytics Holdings, Inc., Class  A(a) 1,075 19,909
CommVault Systems, Inc.(a) 316 38,416
Confluent, Inc., Class  A(a) 1,725 50,939
Crowdstrike Holdings, Inc., Class  A(a) 1,664 637,628
Datadog, Inc., Class  A(a) 2,053 266,253
DocuSign, Inc., Class  A(a) 1,491 79,768
Dolby Laboratories, Inc., Class  A 433 34,307
Dropbox, Inc., Class  A(a) 1,762 39,592
Dynatrace, Inc.(a) 2,071 92,656
Elastic NV(a) 614 69,941
Fair Isaac Corp.(a) 188 279,868
Fortinet, Inc.(a) 4,633 279,231
Gen Digital, Inc. 4,186 104,566
Guidewire Software, Inc.(a) 609 83,975
HashiCorp, Inc., Class  A(a) 875 29,479
HubSpot, Inc.(a) 360 212,324
Intuit, Inc. 2,004 1,317,049
Manhattan Associates, Inc.(a) 448 110,513
Microsoft Corp. 48,047 21,474,607
Nutanix, Inc., Class  A(a) 1,800 102,330
Oracle Corp. 11,770 1,661,924
Palo Alto Networks, Inc.(a) 2,358 799,386
PTC, Inc.(a) 871 158,235
Qualys, Inc.(a) 265 37,789
Roper Technologies, Inc. 786 443,037
Salesforce, Inc. 6,956 1,788,388
SentinelOne, Inc., Class  A(a) 1,941 40,858
ServiceNow, Inc.(a) 1,504 1,183,152
Smartsheet, Inc., Class  A(a) 963 42,449
SPS Commerce, Inc.(a) 270 50,803
Synopsys, Inc.(a) 1,124 668,847
Tenable Holdings, Inc.(a) 860 37,479
Tyler Technologies, Inc.(a) 311 156,365
Varonis Systems, Inc., Class  B(a) 801 38,424
Workday, Inc., Class  A(a) 1,532 342,494
Zoom Video Communications, Inc., Class  A(a) 1,768 104,648
Zscaler, Inc.(a) 663 127,422
36,536,089
Specialized REITs ( 1 .1% )
American Tower Corp. 3,980 773,632
Crown Castle, Inc. 3,707 362,174
CubeSmart 1,911 86,320
Digital Realty Trust, Inc. 2,756 419,050
Equinix, Inc. 808 611,333
Extra Space Storage, Inc. 1,785 277,407
Iron Mountain, Inc. 2,146 192,325
Lamar Advertising Co., Class  A 746 89,169
Public Storage 1,359 390,916
SBA Communications Corp., Class  A 911 178,829
Weyerhaeuser Co. 5,011 142,262
3,523,417
Specialty Retail ( 2 .1% )
Abercrombie & Fitch Co., Class  A(a) 354 62,955
Shares Value
Asbury Automotive Group, Inc.(a) 141 $ 32,130
AutoNation, Inc.(a) 185 29,485
AutoZone, Inc.(a) 120 355,692
Bath & Body Works, Inc. 1,553 60,645
Best Buy Co., Inc. 1,389 117,079
Burlington Stores, Inc.(a) 448 107,520
CarMax, Inc.(a) 1,100 80,674
Carvana Co., Class  A(a) 693 89,203
Chewy, Inc., Class  A(a) 844 22,991
Dick's Sporting Goods, Inc. 393 84,436
Five Below, Inc.(a) 377 41,082
Floor & Decor Holdings, Inc., Class  A(a) 741 73,663
GameStop Corp., Class  A(a) 1,883 46,491
Gap, Inc. (The) 1,577 37,675
Home Depot, Inc. (The) 6,968 2,398,664
Lithia Motors, Inc., Class  A 189 47,713
Lowe's Cos., Inc. 4,003 882,501
O'Reilly Automotive, Inc.(a) 410 432,985
Penske Automotive Group, Inc. 131 19,522
RH(a) 105 25,666
Ross Stores, Inc. 2,312 335,980
Signet Jewelers Ltd. 306 27,411
TJX Cos., Inc. (The) 7,958 876,176
Tractor Supply Co. 755 203,850
Ulta Beauty, Inc.(a) 335 129,266
Williams-Sonoma, Inc. 436 123,113
6,744,568
Technology Hardware, Storage & Peripherals ( 7 .1% )
Apple, Inc. 100,595 21,187,319
Dell Technologies, Inc., Class  C 1,962 270,579
Hewlett Packard Enterprise Co. 9,524 201,623
HP, Inc. 6,345 222,202
NetApp, Inc. 1,517 195,390
Pure Storage, Inc., Class  A(a) 2,258 144,986
Seagate Technology Holdings plc 1,537 158,726
Super Micro Computer, Inc.(a) 370 303,159
Western Digital Corp.(a) 2,357 178,590
22,862,574
Textiles, Apparel & Luxury Goods ( 0 .4% )
Columbia Sportswear Co. 233 18,426
Crocs, Inc.(a) 412 60,127
Deckers Outdoor Corp.(a) 178 172,295
Levi Strauss & Co., Class  A 637 12,281
Lululemon Athletica, Inc.(a) 774 231,194
NIKE, Inc., Class  B 8,233 620,521
PVH Corp. 395 41,819
Ralph Lauren Corp., Class  A 275 48,141
Skechers USA, Inc., Class  A(a) 922 63,729
Tapestry, Inc. 1,606 68,721
VF Corp. 2,573 34,735
1,371,989
Trading Companies & Distributors ( 0 .6% )
Air Lease Corp., Class  A 1,009 47,958
Applied Industrial Technologies, Inc. 369 71,586
Beacon Roofing Supply, Inc.(a) 447 40,454
Boise Cascade Co. 277 33,024
Core & Main, Inc., Class  A(a) 1,863 91,175
Fastenal Co. 4,010 251,988

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Trading Companies & Distributors (cont’d)
Ferguson plc 1,412 $ 273,434
FTAI Aviation Ltd. 963 99,410
GATX Corp. 341 45,135
MSC Industrial Direct Co., Inc., Class  A 310 24,586
SiteOne Landscape Supply, Inc.(a) 313 38,001
United Rentals, Inc. 642 415,201
Watsco, Inc. 339 157,038
WESCO International, Inc. 329 52,153
WW Grainger, Inc. 312 281,499
1,922,642
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 1,657 214,018
Essential Utilities, Inc. 2,326 86,830
300,848
Wireless Telecommunication Services ( 0 .2% )
T-Mobile US, Inc. 3,264 575,052
Total Common Stocks
(Cost $257,650,165) 321,901,459
Short-Term Investment (0.1%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22%(c)
(Cost $302,604)
302,604 302,604
Total Investments ( 100 .0% )
(Cost $ 257,952,769 ) (d) 322,204,063
Other Assets in Excess of Liabilities (0.0%) (b) 130,395
NET ASSETS (100.0%) $ 322,334,458
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by $699 relating to the Fund’s investment in the Liquidity Funds.
(d) At June 30, 2024, the aggregate cost for federal income tax purposes is $257,952,769. The aggregate gross unrealized appreciation is $70,067,673 and the aggregate gross unrealized depreciation is $5,816,379, resulting in net unrealized appreciation of
$64,251,294.

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 69 .8%
Semiconductors & Semiconductor Equipment 11 .8
Software 11 .3
Technology Hardware, Storage & Peripherals 7 .1
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Shares Value
Common Stocks (99.8%)
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 169 $ 21,089
FedEx Corp. 271 81,257
102,346
Automobile Components ( 0 .1% )
Aptiv plc(a) 326 22,957
BorgWarner, Inc. 273 8,802
Lear Corp. 68 7,766
39,525
Automobiles ( 0 .0% ) (b)
Thor Industries, Inc. 61 5,700
Banks ( 4 .0% )
Bank of America Corp. 8,304 330,250
Cadence Bank 219 6,193
Citigroup, Inc. 2,295 145,641
Citizens Financial Group, Inc. 545 19,636
Comerica, Inc. 158 8,064
Cullen/Frost Bankers, Inc. 71 7,216
East West Bancorp, Inc. 166 12,156
Fifth Third Bancorp 820 29,922
Huntington Bancshares, Inc. 1,727 22,762
JPMorgan Chase & Co. 3,452 698,202
KeyCorp 1,133 16,100
Old National Bancorp 381 6,549
Regions Financial Corp. 1,101 22,064
Synovus Financial Corp. 174 6,993
Truist Financial Corp. 1,609 62,510
U.S. Bancorp 1,879 74,596
Wintrust Financial Corp. 73 7,195
Zions Bancorp NA 175 7,590
1,483,639
Beverages ( 1 .8% )
Celsius Holdings, Inc.(a) 188 10,733
Coca-Cola Co. (The) 5,158 328,307
Keurig Dr Pepper, Inc. 1,281 42,785
PepsiCo, Inc. 1,653 272,629
654,454
Biotechnology ( 2 .9% )
AbbVie, Inc. 2,129 365,166
Alnylam Pharmaceuticals, Inc.(a) 151 36,693
Amgen, Inc. 646 201,843
Biogen, Inc.(a) 174 40,337
Blueprint Medicines Corp.(a) 73 7,868
Gilead Sciences, Inc. 1,502 103,052
Halozyme Therapeutics, Inc.(a) 151 7,906
Moderna, Inc.(a) 406 48,212
Regeneron Pharmaceuticals, Inc.(a) 128 134,532
Vertex Pharmaceuticals, Inc.(a) 311 145,772
1,091,381
Broadline Retail ( 0 .1% )
eBay, Inc. 604 32,447
Etsy, Inc.(a) 140 8,257
Macy's, Inc. 331 6,355
47,059
Shares Value
Building Products ( 0 .8% )
AAON, Inc. 81 $ 7,066
Allegion plc 105 12,406
Armstrong World Industries, Inc. 52 5,888
AZEK Co., Inc. (The), Class  A(a) 172 7,246
Carrier Global Corp. 1,015 64,026
Fortune Brands Innovations, Inc. 149 9,676
Johnson Controls International plc 810 53,841
Masco Corp. 265 17,668
Owens Corning 103 17,893
Trane Technologies plc 272 89,469
Trex Co., Inc.(a) 130 9,636
294,815
Capital Markets ( 2 .3% )
Ameriprise Financial, Inc. 119 50,836
Bank of New York Mellon Corp. (The) 900 53,901
Cboe Global Markets, Inc. 126 21,427
Charles Schwab Corp. (The) 1,786 131,610
CME Group, Inc. 433 85,128
Intercontinental Exchange, Inc. 686 93,906
Janus Henderson Group plc 160 5,394
Jefferies Financial Group, Inc. 189 9,405
LPL Financial Holdings, Inc. 89 24,858
MarketAxess Holdings, Inc. 45 9,024
Moody's Corp. 191 80,398
Morningstar, Inc. 32 9,467
Nasdaq, Inc. 447 26,936
Northern Trust Corp. 243 20,407
Raymond James Financial, Inc. 226 27,936
S&P Global, Inc. 377 168,142
Tradeweb Markets, Inc., Class  A 138 14,628
833,403
Chemicals ( 0 .4% )
Ashland, Inc. 60 5,669
Balchem Corp. 39 6,004
Ecolab, Inc. 306 72,828
FMC Corp. 150 8,633
International Flavors & Fragrances, Inc. 277 26,373
Mosaic Co. (The) 385 11,127
130,634
Commercial Services & Supplies ( 0 .6% )
Clean Harbors, Inc.(a) 61 13,795
Copart, Inc.(a) 1,055 57,139
Republic Services, Inc., Class  A 247 48,002
Tetra Tech, Inc. 64 13,087
Waste Management, Inc. 483 103,043
235,066
Communications Equipment ( 1 .2% )
Arista Networks, Inc.(a) 309 108,298
Ciena Corp.(a) 171 8,239
Cisco Systems, Inc. 4,850 230,424
Juniper Networks, Inc. 387 14,110
Motorola Solutions, Inc. 200 77,210
438,281
Construction & Engineering ( 0 .2% )
AECOM 163 14,367
EMCOR Group, Inc. 55 20,079

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Construction & Engineering (cont’d)
Quanta Services, Inc. 174 $ 44,212
78,658
Construction Materials ( 0 .0% ) (b)
Summit Materials, Inc., Class  A(a) 143 5,235
Consumer Finance ( 0 .8% )
American Express Co. 699 161,854
Capital One Financial Corp. 455 62,995
Discover Financial Services 300 39,243
FirstCash Holdings, Inc. 47 4,929
SoFi Technologies, Inc.(a) 1,276 8,434
Synchrony Financial 481 22,698
300,153
Consumer Staples Distribution & Retail ( 1 .7% )
Casey's General Stores, Inc. 44 16,789
Dollar General Corp. 265 35,041
Dollar Tree, Inc.(a) 263 28,080
Kroger Co. (The) 871 43,489
Performance Food Group Co.(a) 183 12,098
Sysco Corp. 600 42,834
Target Corp. 557 82,458
U.S. Foods Holding Corp.(a) 295 15,629
Walmart, Inc. 5,236 354,530
630,948
Containers & Packaging ( 0 .1% )
Amcor plc 1,737 16,988
Crown Holdings, Inc. 144 10,712
Graphic Packaging Holding Co. 365 9,567
Silgan Holdings, Inc. 99 4,191
Sonoco Products Co. 117 5,934
47,392
Distributors ( 0 .0% ) (b)
Pool Corp. 45 13,830
Diversified Consumer Services ( 0 .0% ) (b)
Service Corp. International 171 12,163
Diversified Telecommunication Services ( 1 .0% )
AT&T, Inc. 8,642 165,149
Verizon Communications, Inc. 5,076 209,334
374,483
Electric Utilities ( 0 .9% )
Alliant Energy Corp. 308 15,677
Avangrid, Inc. 160 5,685
Eversource Energy 424 24,045
Exelon Corp. 1,204 41,670
IDACORP, Inc. 60 5,589
NextEra Energy, Inc. 2,477 175,396
NRG Energy, Inc. 246 19,154
Portland General Electric Co. 123 5,319
Xcel Energy, Inc. 668 35,678
328,213
Electrical Equipment ( 0 .8% )
Eaton Corp. plc 481 150,818
Emerson Electric Co. 688 75,790
nVent Electric plc 198 15,169
Shares Value
Rockwell Automation, Inc. 137 $ 37,713
279,490
Electronic Equipment, Instruments & Components ( 0 .4% )
Amphenol Corp., Class  A 1,441 97,080
Badger Meter, Inc. 35 6,522
Itron, Inc.(a) 54 5,344
TD SYNNEX Corp. 93 10,732
Trimble, Inc.(a) 293 16,385
Zebra Technologies Corp., Class  A(a) 61 18,845
154,908
Energy Equipment & Services ( 0 .1% )
Baker Hughes Co., Class  A 1,202 42,274
Entertainment ( 1 .6% )
Electronic Arts, Inc. 290 40,406
Netflix, Inc.(a) 515 347,563
Walt Disney Co. (The) 2,198 218,239
606,208
Financial Services ( 3 .3% )
Equitable Holdings, Inc. 390 15,935
Fidelity National Information Services, Inc. 671 50,567
Fiserv, Inc.(a) 701 104,477
Jack Henry & Associates, Inc. 87 14,444
Mastercard, Inc., Class  A 999 440,719
MGIC Investment Corp. 317 6,831
Mr Cooper Group, Inc.(a) 74 6,011
PayPal Holdings, Inc.(a) 1,258 73,002
Radian Group, Inc. 179 5,567
Visa, Inc., Class  A 1,894 497,118
1,214,671
Food Products ( 0 .6% )
Conagra Brands, Inc. 574 16,313
Flowers Foods, Inc. 237 5,261
General Mills, Inc. 679 42,954
Hershey Co. (The) 177 32,538
JM Smucker Co. (The) 125 13,630
Kellanova 346 19,957
Mondelez International, Inc., Class  A 1,613 105,555
236,208
Gas Utilities ( 0 .0% ) (b)
Southwest Gas Holdings, Inc. 74 5,208
Ground Transportation ( 0 .5% )
Lyft, Inc., Class  A(a) 413 5,823
Union Pacific Corp. 734 166,075
XPO, Inc.(a) 137 14,543
186,441
Health Care Equipment & Supplies ( 2 .5% )
Abbott Laboratories 2,084 216,548
Align Technology, Inc.(a) 84 20,280
Baxter International, Inc. 612 20,471
Becton Dickinson & Co. 348 81,331
Boston Scientific Corp.(a) 1,766 136,000
Edwards Lifesciences Corp.(a) 715 66,045
Hologic, Inc.(a) 278 20,641
IDEXX Laboratories, Inc.(a) 98 47,746
Inspire Medical Systems, Inc.(a) 35 4,684
Insulet Corp.(a) 84 16,951

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies (cont’d)
Medtronic plc 1,581 $ 124,440
Penumbra, Inc.(a) 45 8,099
STERIS plc 118 25,906
Stryker Corp. 431 146,648
935,790
Health Care Providers & Services ( 2 .6% )
Centene Corp.(a) 637 42,233
Cigna Group (The) 336 111,072
CVS Health Corp. 1,512 89,299
Elevance Health, Inc. 279 151,179
HealthEquity, Inc.(a) 102 8,792
Henry Schein, Inc.(a) 152 9,743
UnitedHealth Group, Inc. 1,108 564,260
976,578
Health Care REITs ( 0 .3% )
Healthpeak Properties, Inc. 846 16,582
Omega Healthcare Investors, Inc. 297 10,172
Ventas, Inc. 486 24,912
Welltower, Inc. 721 75,164
126,830
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A(a) 178 32,576
Hotel & Resort REITs ( 0 .1% )
Host Hotels & Resorts, Inc. 839 15,085
Ryman Hospitality Properties, Inc. 69 6,891
21,976
Hotels, Restaurants & Leisure ( 1 .3% )
Booking Holdings, Inc. 41 162,421
Choice Hotels International, Inc. 33 3,927
Hilton Worldwide Holdings, Inc. 295 64,369
Hyatt Hotels Corp., Class  A 52 7,900
Marriott International, Inc., Class  A 289 69,872
Starbucks Corp. 1,338 104,163
Texas Roadhouse, Inc., Class  A 80 13,737
Vail Resorts, Inc. 44 7,926
Yum! Brands, Inc. 339 44,904
479,219
Household Durables ( 0 .1% )
Meritage Homes Corp. 42 6,798
Tempur Sealy International, Inc. 202 9,562
TopBuild Corp.(a) 38 14,640
Whirlpool Corp. 64 6,541
37,541
Household Products ( 0 .5% )
Clorox Co. (The) 150 20,470
Colgate-Palmolive Co. 989 95,973
Kimberly-Clark Corp. 406 56,109
172,552
Independent Power and Renewable Electricity Producers ( 0 .1% )
AES Corp. (The) 853 14,987
Clearway Energy, Inc., Class  C 134 3,309
18,296
Industrial REITs ( 0 .0% ) (b)
Rexford Industrial Realty, Inc. 262 11,683
Shares Value
Insurance ( 1 .8% )
Allstate Corp. (The) 316 $ 50,453
American Financial Group, Inc. 87 10,703
American International Group, Inc. 798 59,244
Aon plc, Class  A 259 76,037
Arch Capital Group Ltd.(a) 438 44,190
First American Financial Corp. 119 6,420
Globe Life, Inc. 108 8,886
Hartford Financial Services Group, Inc. (The) 356 35,792
Lincoln National Corp. 203 6,313
Marsh & McLennan Cos., Inc. 594 125,168
MetLife, Inc. 725 50,888
Old Republic International Corp. 304 9,394
Primerica, Inc. 41 9,700
Principal Financial Group, Inc. 281 22,044
Prudential Financial, Inc. 432 50,626
Reinsurance Group of America, Inc. 78 16,011
RenaissanceRe Holdings Ltd. 61 13,634
Travelers Cos., Inc. (The) 275 55,918
Unum Group 226 11,551
662,972
Interactive Media & Services ( 6 .7% )
Alphabet, Inc., Class  A 13,421 2,444,635
Pinterest, Inc., Class  A(a) 711 31,334
2,475,969
IT Services ( 1 .4% )
Accenture plc, Class  A 757 229,681
Akamai Technologies, Inc.(a) 180 16,214
EPAM Systems, Inc.(a) 67 12,603
Gartner, Inc.(a) 91 40,865
International Business Machines Corp. 1,107 191,456
Twilio, Inc., Class  A(a) 194 11,021
VeriSign, Inc.(a) 106 18,847
520,687
Leisure Products ( 0 .0% ) (b)
Brunswick Corp. 80 5,821
Mattel, Inc.(a) 411 6,683
12,504
Life Sciences Tools & Services ( 1 .7% )
Agilent Technologies, Inc. 352 45,630
Avantor, Inc.(a) 798 16,917
Bio-Rad Laboratories, Inc., Class  A(a) 24 6,555
Danaher Corp. 815 203,628
IQVIA Holdings, Inc.(a) 218 46,094
Medpace Holdings, Inc.(a) 31 12,767
Thermo Fisher Scientific, Inc. 460 254,380
Waters Corp.(a) 71 20,598
West Pharmaceutical Services, Inc. 87 28,657
635,226
Machinery ( 1 .4% )
Chart Industries, Inc.(a) 51 7,361
Cummins, Inc. 162 44,863
Deere & Co. 308 115,078
Fortive Corp. 423 31,344
Franklin Electric Co., Inc. 47 4,527
IDEX Corp. 91 18,309
Ingersoll Rand, Inc. 486 44,148

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Machinery (cont’d)
ITT, Inc. 98 $ 12,660
Lincoln Electric Holdings, Inc. 67 12,639
Middleby Corp. (The)(a) 63 7,724
Otis Worldwide Corp. 487 46,879
Parker-Hannifin Corp. 154 77,895
Stanley Black & Decker, Inc. 185 14,780
Toro Co. (The) 125 11,689
Westinghouse Air Brake Technologies Corp. 211 33,348
Xylem, Inc. 291 39,468
522,712
Media ( 0 .8% )
Comcast Corp., Class  A 4,689 183,621
Interpublic Group of Cos., Inc. (The) 453 13,178
Omnicom Group, Inc. 233 20,900
Paramount Global, Class  B 730 7,585
Trade Desk, Inc. (The), Class  A(a) 533 52,058
277,342
Metals & Mining ( 0 .0% ) (b)
ATI, Inc.(a) 147 8,151
Mortgage Real Estate Investment Trusts (REITs) ( 0 .0% ) (b)
Rithm Capital Corp. 580 6,328
Multi-Utilities ( 0 .4% )
CMS Energy Corp. 358 21,312
DTE Energy Co. 249 27,641
Public Service Enterprise Group, Inc. 600 44,220
Sempra 763 58,034
151,207
Passenger Airlines ( 0 .1% )
Alaska Air Group, Inc.(a) 152 6,141
Delta Air Lines, Inc. 776 36,813
42,954
Personal Care Products ( 0 .1% )
Estee Lauder Cos., Inc. (The), Class  A 280 29,792
Pharmaceuticals ( 4 .7% )
Bristol-Myers Squibb Co. 2,444 101,499
Elanco Animal Health, Inc.(a) 589 8,499
Eli Lilly & Co. 1,026 928,920
Merck & Co., Inc. 3,052 377,838
Organon & Co. 309 6,396
Pfizer, Inc. 6,834 191,215
Royalty Pharma plc, Class  A 461 12,157
Zoetis, Inc., Class  A 550 95,348
1,721,872
Professional Services ( 0 .8% )
Automatic Data Processing, Inc. 493 117,674
Booz Allen Hamilton Holding Corp., Class  A 153 23,547
Broadridge Financial Solutions, Inc. 141 27,777
Dayforce, Inc.(a) 187 9,275
Equifax, Inc. 148 35,884
ExlService Holdings, Inc.(a) 187 5,864
FTI Consulting, Inc.(a) 42 9,052
Genpact Ltd. 198 6,374
Maximus, Inc. 72 6,170
Paycom Software, Inc. 61 8,725
Paylocity Holding Corp.(a) 53 6,988
Shares Value
Robert Half, Inc. 123 $ 7,870
Science Applications International Corp. 61 7,171
TriNet Group, Inc. 66 6,600
278,971
Real Estate Management & Development ( 0 .2% )
CoStar Group, Inc.(a) 487 36,106
Jones Lang LaSalle, Inc.(a) 56 11,496
Zillow Group, Inc., Class  C(a) 252 11,690
59,292
Residential REITs ( 0 .0% ) (b)
Equity LifeStyle Properties, Inc. 215 14,003
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 360 8,312
Kimco Realty Corp. 796 15,490
NNN REIT, Inc. 219 9,330
Realty Income Corp. 1,049 55,408
Simon Property Group, Inc. 390 59,202
147,742
Semiconductors & Semiconductor Equipment ( 15 .4% )
Advanced Micro Devices, Inc.(a) 1,939 314,525
Analog Devices, Inc. 596 136,043
Broadcom, Inc. 548 879,830
Cirrus Logic, Inc.(a) 64 8,170
First Solar, Inc.(a) 121 27,281
Intel Corp. 5,133 158,969
Lam Research Corp. 157 167,181
Micron Technology, Inc. 1,330 174,935
MKS Instruments, Inc. 80 10,446
NVIDIA Corp. 28,427 3,511,872
ON Semiconductor Corp.(a) 516 35,372
QUALCOMM, Inc. 1,344 267,698
Teradyne, Inc. 185 27,434
5,719,756
Software ( 14 .9% )
Adobe, Inc.(a) 538 298,880
ANSYS, Inc.(a) 104 33,436
Appfolio, Inc., Class  A(a) 26 6,359
Atlassian Corp., Class  A(a) 190 33,607
Autodesk, Inc.(a) 259 64,090
BILL Holdings, Inc.(a) 122 6,420
CommVault Systems, Inc.(a) 51 6,200
Crowdstrike Holdings, Inc., Class  A(a) 272 104,228
DocuSign, Inc., Class  A(a) 244 13,054
Dropbox, Inc., Class  A(a) 288 6,471
Dynatrace, Inc.(a) 338 15,122
Fair Isaac Corp.(a) 29 43,171
Gen Digital, Inc. 686 17,136
HubSpot, Inc.(a) 59 34,798
Intuit, Inc. 328 215,565
Microsoft Corp. 8,835 3,948,803
Nutanix, Inc., Class  A(a) 293 16,657
Palo Alto Networks, Inc.(a) 386 130,858
Salesforce, Inc. 1,138 292,580
ServiceNow, Inc.(a) 246 193,521
Tenable Holdings, Inc.(a) 140 6,101
Tyler Technologies, Inc.(a) 51 25,642
5,512,699

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Specialized REITs ( 0 .9% )
American Tower Corp. 562 $ 109,242
Crown Castle, Inc. 523 51,097
CubeSmart 269 12,151
Digital Realty Trust, Inc. 389 59,147
Equinix, Inc. 114 86,252
Weyerhaeuser Co. 876 24,870
342,759
Specialty Retail ( 2 .2% )
Bath & Body Works, Inc. 267 10,426
Best Buy Co., Inc. 238 20,061
Burlington Stores, Inc.(a) 76 18,240
Dick's Sporting Goods, Inc. 67 14,395
Home Depot, Inc. (The) 1,196 411,711
Lowe's Cos., Inc. 687 151,456
TJX Cos., Inc. (The) 1,365 150,287
Tractor Supply Co. 129 34,830
811,406
Technology Hardware, Storage & Peripherals ( 11 .0% )
Apple, Inc. 18,485 3,893,311
Dell Technologies, Inc., Class  C 322 44,407
Hewlett Packard Enterprise Co. 1,562 33,068
HP, Inc. 1,040 36,421
NetApp, Inc. 248 31,942
Seagate Technology Holdings plc 252 26,024
Western Digital Corp.(a) 386 29,247
4,094,420
Textiles, Apparel & Luxury Goods ( 0 .2% )
Columbia Sportswear Co. 40 3,163
Crocs, Inc.(a) 70 10,216
Deckers Outdoor Corp.(a) 31 30,007
PVH Corp. 67 7,093
Skechers USA, Inc., Class  A(a) 158 10,921
VF Corp. 442 5,967
67,367
Trading Companies & Distributors ( 0 .2% )
Applied Industrial Technologies, Inc. 46 8,924
Fastenal Co. 689 43,297
GATX Corp. 42 5,559
Watsco, Inc. 42 19,456
77,236
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 235 30,353
Wireless Telecommunication Services ( 0 .3% )
T-Mobile US, Inc. 534 94,080
Total Common Stocks
(Cost $34,771,164) 37,003,627
Shares Value
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22%(c)
(Cost $60,715)
60,715 $ 60,715
Total Investments ( 100 .0% )
(Cost $ 34,831,879 ) (d) 37,064,342
Other Assets in Excess of Liabilities (0.0%) (b) 15,455
NET ASSETS (100.0%) $ 37,079,797
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by $107 relating to the Fund’s investment in the Liquidity Funds.
(d) At June 30, 2024, the aggregate cost for federal income tax purposes is $34,831,879. The aggregate gross unrealized appreciation is
$2,537,745 and the aggregate gross unrealized depreciation is
$305,282, resulting in net unrealized appreciation of $2,232,463.
REIT Real Estate Investment Trust

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 51 .9%
Semiconductors & Semiconductor Equipment 15 .4
Software 14 .9
Technology Hardware, Storage & Peripherals 11 .1
Interactive Media & Services 6 .7
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 0 .9% )
Axon Enterprise, Inc.(a) 509 $ 149,768
Curtiss-Wright Corp. 272 73,707
HEICO Corp. 716 160,105
Hexcel Corp. 585 36,533
Moog, Inc., Class  A 200 33,460
Woodward, Inc. 403 70,275
523,848
Air Freight & Logistics ( 0 .5% )
CH Robinson Worldwide, Inc. 976 86,005
Expeditors International of Washington, Inc. 1,070 133,525
GXO Logistics, Inc.(a) 834 42,117
261,647
Automobile Components ( 0 .7% )
Aptiv plc(a) 1,899 133,728
Autoliv, Inc. 685 73,288
BorgWarner, Inc. 1,909 61,546
Lear Corp. 479 54,707
Modine Manufacturing Co.(a) 433 43,382
366,651
Automobiles ( 0 .3% )
Harley-Davidson, Inc. 1,126 37,766
Rivian Automotive, Inc., Class  A(a) 6,014 80,708
Thor Industries, Inc. 429 40,090
158,564
Banks ( 2 .8% )
Bank OZK 647 26,527
BOK Financial Corp. 156 14,296
Cadence Bank 1,100 31,108
Citizens Financial Group, Inc. 2,699 97,245
Comerica, Inc. 786 40,117
Commerce Bancshares, Inc. 749 41,779
Cullen/Frost Bankers, Inc. 357 36,282
East West Bancorp, Inc. 823 60,268
Fifth Third Bancorp 4,085 149,062
First Citizens BancShares, Inc., Class  A 64 107,751
First Horizon Corp. 3,228 50,905
FNB Corp. 2,122 29,029
Home BancShares, Inc. 1,109 26,572
Huntington Bancshares, Inc. 8,608 113,453
KeyCorp 5,614 79,775
M&T Bank Corp. 997 150,906
Old National Bancorp 1,888 32,455
Pinnacle Financial Partners, Inc. 452 36,178
Popular, Inc. 423 37,406
Prosperity Bancshares, Inc. 547 33,444
Regions Financial Corp. 5,490 110,020
SouthState Corp. 449 34,313
Synovus Financial Corp. 865 34,764
Webster Financial Corp. 1,016 44,287
Western Alliance Bancorp 641 40,268
Wintrust Financial Corp. 364 35,876
Zions Bancorp NA 869 37,688
1,531,774
Beverages ( 0 .2% )
Celsius Holdings, Inc.(a) 1,073 61,257
Shares Value
Coca-Cola Consolidated, Inc. 33 $ 35,805
97,062
Biotechnology ( 2 .1% )
Alnylam Pharmaceuticals, Inc.(a) 847 205,821
Apellis Pharmaceuticals, Inc.(a) 668 25,625
Biogen, Inc.(a) 932 216,056
BioMarin Pharmaceutical, Inc.(a) 1,256 103,406
Blueprint Medicines Corp.(a) 411 44,298
Bridgebio Pharma, Inc.(a) 951 24,089
Exact Sciences Corp.(a) 1,222 51,630
Exelixis, Inc.(a) 1,901 42,715
GRAIL, Inc.(a) 177 2,721
Halozyme Therapeutics, Inc.(a) 850 44,506
Incyte Corp.(a) 1,233 74,744
Ionis Pharmaceuticals, Inc.(a) 900 42,894
Neurocrine Biosciences, Inc.(a) 660 90,862
Sarepta Therapeutics, Inc.(a) 598 94,484
United Therapeutics Corp.(a) 278 88,557
1,152,408
Broadline Retail ( 0 .5% )
eBay, Inc. 3,066 164,706
Etsy, Inc.(a) 707 41,699
Macy's, Inc. 1,672 32,102
Ollie's Bargain Outlet Holdings, Inc.(a) 376 36,912
275,419
Building Products ( 1 .8% )
AAON, Inc. 481 41,962
Advanced Drainage Systems, Inc. 493 79,072
Allegion plc 618 73,017
AO Smith Corp. 855 69,922
Armstrong World Industries, Inc. 266 30,122
AZEK Co., Inc. (The), Class  A(a) 871 36,695
Carlisle Cos., Inc. 344 139,392
Fortune Brands Innovations, Inc. 759 49,290
Lennox International, Inc. 227 121,440
Masco Corp. 1,337 89,138
Owens Corning 674 117,087
Simpson Manufacturing Co., Inc. 299 50,391
Trex Co., Inc.(a) 659 48,845
UFP Industries, Inc. 368 41,216
Zurn Elkay Water Solutions Corp. 881 25,901
1,013,490
Capital Markets ( 4 .7% )
Affiliated Managers Group, Inc. 187 29,215
Ameriprise Financial, Inc. 596 254,605
Ares Management Corp., Class  A 996 132,747
Bank of New York Mellon Corp. (The) 4,479 268,247
Blue Owl Capital, Inc., Class  A 2,975 52,806
Carlyle Group, Inc. (The) 1,247 50,067
Cboe Global Markets, Inc. 629 106,968
Evercore, Inc., Class  A 214 44,604
FactSet Research Systems, Inc. 272 111,049
Franklin Resources, Inc. 1,786 39,917
Hamilton Lane, Inc., Class  A 260 32,131
Houlihan Lokey, Inc., Class  A 314 42,346
Invesco Ltd. 2,643 39,539
Janus Henderson Group plc 807 27,204
Jefferies Financial Group, Inc. 942 46,874

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Capital Markets (cont’d)
LPL Financial Holdings, Inc. 445 $ 124,289
MarketAxess Holdings, Inc. 264 52,940
Morningstar, Inc. 192 56,803
MSCI, Inc., Class  A 480 231,240
Nasdaq, Inc. 2,226 134,139
Northern Trust Corp. 1,205 101,196
Raymond James Financial, Inc. 1,124 138,938
SEI Investments Co. 654 42,307
State Street Corp. 1,801 133,274
Stifel Financial Corp. 593 49,901
T Rowe Price Group, Inc. 1,312 151,287
TPG, Inc., Class  A 481 19,937
Tradeweb Markets, Inc., Class  A 689 73,034
2,587,604
Chemicals ( 1 .6% )
Arcadium Lithium plc(a) 14,997 50,390
Ashland, Inc. 353 33,355
Axalta Coating Systems Ltd.(a) 1,557 53,203
Balchem Corp. 229 35,255
Cabot Corp. 386 35,469
Celanese Corp., Class  A 775 104,540
Eastman Chemical Co. 828 81,119
Element Solutions, Inc. 1,571 42,605
FMC Corp. 878 50,529
International Flavors & Fragrances, Inc. 1,622 154,431
Mosaic Co. (The) 2,261 65,343
PPG Industries, Inc. 1,524 191,856
898,095
Commercial Services & Supplies ( 1 .0% )
Brink's Co. (The) 312 31,949
Casella Waste Systems, Inc., Class  A(a) 393 38,993
Clean Harbors, Inc.(a) 354 80,057
MSA Safety, Inc. 263 49,362
Rollins, Inc. 2,063 100,654
Stericycle, Inc.(a) 641 37,261
Tetra Tech, Inc. 372 76,067
Veralto Corp. 1,504 143,587
557,930
Communications Equipment ( 0 .3% )
Ciena Corp.(a) 901 43,410
F5, Inc.(a) 368 63,381
Juniper Networks, Inc. 2,028 73,941
180,732
Construction & Engineering ( 1 .3% )
AECOM 941 82,940
API Group Corp.(a) 1,447 54,450
Comfort Systems USA, Inc. 245 74,509
Dycom Industries, Inc.(a) 197 33,246
EMCOR Group, Inc. 323 117,921
MasTec, Inc.(a) 431 46,113
Quanta Services, Inc. 898 228,173
Valmont Industries, Inc. 140 38,423
WillScot Mobile Mini Holdings Corp.(a) 1,280 48,179
723,954
Construction Materials ( 0 .5% )
Summit Materials, Inc., Class  A(a) 1,687 61,761
Shares Value
Vulcan Materials Co. 845 $ 210,135
271,896
Consumer Finance ( 0 .9% )
Ally Financial, Inc. 1,614 64,027
Credit Acceptance Corp.(a) 39 20,072
Discover Financial Services 1,494 195,430
FirstCash Holdings, Inc. 236 24,752
OneMain Holdings, Inc. 712 34,525
SLM Corp. 1,307 27,173
SoFi Technologies, Inc.(a) 6,318 41,762
Synchrony Financial 2,398 113,162
520,903
Consumer Staples Distribution & Retail ( 2 .2% )
Albertsons Cos., Inc., Class  A 2,280 45,030
BJ's Wholesale Club Holdings, Inc.(a) 801 70,360
Casey's General Stores, Inc. 252 96,153
Dollar General Corp. 1,343 177,585
Dollar Tree, Inc.(a) 1,335 142,538
Kroger Co. (The) 4,527 226,033
Performance Food Group Co.(a) 1,034 68,358
Sprouts Farmers Market, Inc.(a) 681 56,972
Sysco Corp. 3,142 224,307
U.S. Foods Holding Corp.(a) 1,667 88,318
1,195,654
Containers & Packaging ( 1 .6% )
Amcor plc 10,259 100,333
AptarGroup, Inc. 468 65,899
Avery Dennison Corp. 564 123,319
Ball Corp. 2,196 131,804
Berry Global Group, Inc. 807 47,492
Crown Holdings, Inc. 847 63,008
Graphic Packaging Holding Co. 2,146 56,247
Packaging Corp. of America 626 114,282
Sealed Air Corp. 1,021 35,521
Silgan Holdings, Inc. 585 24,763
Sonoco Products Co. 689 34,946
Westrock Co. 1,826 91,775
889,389
Distributors ( 0 .5% )
Genuine Parts Co. 851 117,710
LKQ Corp. 1,616 67,210
Pool Corp. 227 69,764
254,684
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc.(a) 409 45,023
Duolingo, Inc., Class  A(a) 261 54,463
H&R Block, Inc. 989 53,633
Service Corp. International 1,012 71,984
225,103
Diversified REITs ( 0 .2% )
Essential Properties Realty Trust, Inc. 1,082 29,982
WP Carey, Inc. 1,510 83,126
113,108
Electric Utilities ( 1 .7% )
Alliant Energy Corp. 1,775 90,347
Avangrid, Inc. 492 17,481

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Electric Utilities (cont’d)
Evergy, Inc. 1,571 $ 83,216
Eversource Energy 2,451 138,996
Exelon Corp. 6,270 217,005
IDACORP, Inc. 351 32,696
NRG Energy, Inc. 1,415 110,172
Portland General Electric Co. 712 30,787
Xcel Energy, Inc. 3,613 192,970
913,670
Electrical Equipment ( 2 .0% )
Acuity Brands, Inc. 218 52,634
AMETEK, Inc. 1,437 239,562
Atkore, Inc. 255 34,407
Hubbell, Inc., Class  B 381 139,248
NEXTracker, Inc., Class  A(a) 952 44,630
nVent Electric plc 1,169 89,557
Regal Rexnord Corp. 469 63,418
Rockwell Automation, Inc. 750 206,460
Sensata Technologies Holding plc 1,054 39,409
Vertiv Holdings Co., Class  A 2,303 199,371
1,108,696
Electronic Equipment, Instruments & Components ( 2 .6% )
Arrow Electronics, Inc.(a) 323 39,005
Avnet, Inc. 547 28,165
Badger Meter, Inc. 208 38,761
CDW Corp. 851 190,488
Cognex Corp. 1,213 56,720
Coherent Corp.(a) 924 66,953
Corning, Inc. 4,916 190,987
Insight Enterprises, Inc.(a) 171 33,919
Itron, Inc.(a) 324 32,063
Jabil, Inc. 738 80,287
Keysight Technologies, Inc.(a) 1,196 163,553
Littelfuse, Inc. 174 44,473
Novanta, Inc.(a) 252 41,104
TD SYNNEX Corp. 476 54,930
Teledyne Technologies, Inc.(a) 333 129,197
Trimble, Inc.(a) 1,723 96,350
Vontier Corp. 973 37,169
Zebra Technologies Corp., Class  A(a) 323 99,784
1,423,908
Energy Equipment & Services ( 0 .4% )
Baker Hughes Co., Class  A 6,396 224,947
Entertainment ( 1 .7% )
Electronic Arts, Inc. 1,530 213,175
Liberty Media Corp-Liberty Formula One,
Class  A(a) 1,672 107,393
Liberty Media Corp-Liberty Live, Class  A(a) 484 18,155
Live Nation Entertainment, Inc.(a) 1,096 102,739
ROBLOX Corp., Class  A(a) 3,161 117,621
Roku, Inc., Class  A(a) 797 47,764
Take-Two Interactive Software, Inc.(a) 999 155,334
Warner Bros Discovery, Inc.(a) 16,712 124,337
Warner Music Group Corp., Class  A 954 29,240
915,758
Financial Services ( 1 .9% )
Affirm Holdings, Inc., Class  A(a) 1,568 47,369
Shares Value
Block, Inc., Class  A(a) 3,474 $ 224,038
Equitable Holdings, Inc. 1,948 79,595
Essent Group Ltd. 623 35,006
Euronet Worldwide, Inc.(a) 269 27,842
Fidelity National Information Services, Inc. 3,422 257,882
Jack Henry & Associates, Inc. 458 76,037
Jackson Financial, Inc., Class  A 453 33,640
MGIC Investment Corp. 1,571 33,855
Mr Cooper Group, Inc.(a) 371 30,136
PennyMac Financial Services, Inc. 153 14,474
Radian Group, Inc. 890 27,679
Shift4 Payments, Inc., Class  A(a) 383 28,093
Toast, Inc., Class  A(a) 2,413 62,183
Voya Financial, Inc. 599 42,619
WEX, Inc.(a) 263 46,588
1,067,036
Food Products ( 2 .7% )
Bunge Global SA 962 102,713
Campbell Soup Co. 1,342 60,645
Conagra Brands, Inc. 3,244 92,194
Darling Ingredients, Inc.(a) 1,077 39,580
Flowers Foods, Inc. 1,341 29,770
Freshpet, Inc.(a) 322 41,664
General Mills, Inc. 3,515 222,359
Hershey Co. (The) 971 178,499
Hormel Foods Corp. 1,977 60,279
Ingredion, Inc. 444 50,927
JM Smucker Co. (The) 707 77,091
Kellanova 1,970 113,630
Kraft Heinz Co. (The) 5,324 171,539
Lamb Weston Holdings, Inc. 967 81,305
Lancaster Colony Corp. 131 24,755
McCormick & Co., Inc. (Non-Voting) 1,813 128,614
1,475,564
Gas Utilities ( 0 .2% )
National Fuel Gas Co. 629 34,086
Southwest Gas Holdings, Inc. 429 30,193
UGI Corp. 1,449 33,182
97,461
Ground Transportation ( 1 .3% )
JB Hunt Transport Services, Inc. 687 109,920
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,320 65,894
Landstar System, Inc. 299 55,160
Lyft, Inc., Class  A(a) 2,192 30,907
Old Dominion Freight Line, Inc. 1,210 213,686
Ryder System, Inc. 360 44,597
Saia, Inc.(a) 225 106,715
XPO, Inc.(a) 968 102,753
729,632
Health Care Equipment & Supplies ( 3 .3% )
Align Technology, Inc.(a) 474 114,438
Baxter International, Inc. 3,420 114,399
Cooper Cos., Inc. (The) 1,333 116,371
DENTSPLY SIRONA, Inc. 1,381 34,401
GE HealthCare Technologies, Inc. 2,728 212,566
Glaukos Corp.(a) 328 38,819
Globus Medical, Inc., Class  A(a) 749 51,299

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies (cont’d)
Hologic, Inc.(a) 1,553 $ 115,310
IDEXX Laboratories, Inc.(a) 506 246,523
Inspire Medical Systems, Inc.(a) 195 26,097
Insulet Corp.(a) 466 94,039
Masimo Corp.(a) 289 36,397
Merit Medical Systems, Inc.(a) 380 32,661
Penumbra, Inc.(a) 251 45,172
ResMed, Inc. 956 182,997
STERIS plc 664 145,774
Teleflex, Inc. 315 66,254
Zimmer Biomet Holdings, Inc. 1,385 150,314
1,823,831
Health Care Providers & Services ( 2 .1% )
Centene Corp.(a) 3,312 219,586
Chemed Corp. 100 54,258
DaVita, Inc.(a) 362 50,162
Encompass Health Corp. 669 57,394
Ensign Group, Inc. (The) 368 45,518
HealthEquity, Inc.(a) 542 46,720
Henry Schein, Inc.(a) 848 54,357
Humana, Inc. 737 275,380
Labcorp Holdings, Inc. 566 115,187
Molina Healthcare, Inc.(a) 391 116,244
Option Care Health, Inc.(a) 1,155 31,993
Quest Diagnostics, Inc. 745 101,976
1,168,775
Health Care REITs ( 0 .9% )
Alexandria Real Estate Equities, Inc. 1,206 141,066
Healthcare Realty Trust, Inc., Class  A 2,637 43,458
Healthpeak Properties, Inc. 4,899 96,020
Omega Healthcare Investors, Inc. 1,722 58,979
Ventas, Inc. 2,812 144,143
483,666
Health Care Technology ( 0 .3% )
Doximity, Inc., Class  A(a) 750 20,978
Veeva Systems, Inc., Class  A(a) 935 171,114
192,092
Hotel & Resort REITs ( 0 .2% )
Host Hotels & Resorts, Inc. 4,861 87,401
Ryman Hospitality Properties, Inc. 406 40,543
127,944
Hotels, Restaurants & Leisure ( 1 .6% )
Aramark 1,793 60,998
Choice Hotels International, Inc. 196 23,324
Darden Restaurants, Inc. 815 123,326
Domino's Pizza, Inc. 237 122,370
Hyatt Hotels Corp., Class  A 311 47,247
Planet Fitness, Inc., Class  A(a) 621 45,700
Texas Roadhouse, Inc., Class  A 456 78,300
Vail Resorts, Inc. 262 47,194
Wingstop, Inc. 196 82,841
Wyndham Hotels & Resorts, Inc. 562 41,588
Yum! Brands, Inc. 1,757 232,732
905,620
Household Durables ( 1 .8% )
Installed Building Products, Inc. 166 34,143
Shares Value
KB Home 514 $ 36,072
Lennar Corp., Class  A 1,540 230,800
Meritage Homes Corp. 246 39,815
Mohawk Industries, Inc.(a) 322 36,576
NVR, Inc.(a) 21 159,360
PulteGroup, Inc. 1,435 157,993
Taylor Morrison Home Corp., Class  A(a) 715 39,640
Tempur Sealy International, Inc. 1,021 48,334
Toll Brothers, Inc. 709 81,663
TopBuild Corp.(a) 220 84,759
Whirlpool Corp. 324 33,113
982,268
Household Products ( 1 .0% )
Church & Dwight Co., Inc. 1,496 155,105
Clorox Co. (The) 756 103,172
Kimberly-Clark Corp. 2,050 283,310
541,587
Independent Power and Renewable Electricity Producers ( 0 .2% )
AES Corp. (The) 4,912 86,304
Brookfield Renewable Corp., Class  A 923 26,195
Clearway Energy, Inc., Class  C 614 15,159
127,658
Industrial REITs ( 0 .6% )
Americold Realty Trust, Inc. 1,982 50,620
EastGroup Properties, Inc. 333 56,643
First Industrial Realty Trust, Inc. 922 43,804
Rexford Industrial Realty, Inc. 1,519 67,732
STAG Industrial, Inc. 1,272 45,869
Terreno Realty Corp. 663 39,237
303,905
Insurance ( 4 .2% )
Allstate Corp. (The) 1,575 251,465
American Financial Group, Inc. 435 53,514
Arch Capital Group Ltd.(a) 2,180 219,940
Axis Capital Holdings Ltd. 469 33,135
Brown & Brown, Inc. 1,683 150,477
Cincinnati Financial Corp. 924 109,124
Everest Group Ltd. 256 97,541
First American Financial Corp. 704 37,981
Globe Life, Inc. 539 44,349
Hanover Insurance Group, Inc. (The) 213 26,719
Hartford Financial Services Group, Inc. (The) 1,771 178,056
Kinsale Capital Group, Inc. 132 50,857
Lincoln National Corp. 1,005 31,255
Old Republic International Corp. 1,518 46,906
Primerica, Inc. 205 48,499
Principal Financial Group, Inc. 1,401 109,908
Prudential Financial, Inc. 2,152 252,193
Reinsurance Group of America, Inc. 392 80,466
RenaissanceRe Holdings Ltd. 303 67,724
Ryan Specialty Holdings, Inc., Class  A 587 33,993
Selective Insurance Group, Inc. 361 33,873
Unum Group 1,122 57,345
W. R. Berkley Corp. 1,202 94,453
White Mountains Insurance Group Ltd. 15 27,262
Willis Towers Watson plc 612 160,430
2,297,465

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Interactive Media & Services ( 0 .5% )
Pinterest, Inc., Class  A(a) 3,749 $ 165,218
Snap, Inc., Class  A(a) 6,550 108,796
ZoomInfo Technologies, Inc., Class  A(a) 1,840 23,497
297,511
IT Services ( 2 .6% )
Akamai Technologies, Inc.(a) 945 85,126
Amdocs Ltd. 737 58,164
Cloudflare, Inc., Class  A(a) 1,880 155,720
Cognizant Technology Solutions Corp., Class  A 3,153 214,404
EPAM Systems, Inc.(a) 355 66,779
Gartner, Inc.(a) 489 219,590
Kyndryl Holdings, Inc.(a) 1,447 38,070
MongoDB, Inc., Class  A(a) 450 112,482
Okta, Inc., Class  A(a) 1,001 93,704
Snowflake, Inc., Class  A(a) 1,905 257,346
Twilio, Inc., Class  A(a) 1,023 58,117
VeriSign, Inc.(a) 561 99,746
1,459,248
Leisure Products ( 0 .2% )
Brunswick Corp. 472 34,347
Hasbro, Inc. 793 46,391
Mattel, Inc.(a) 2,077 33,772
114,510
Life Sciences Tools & Services ( 2 .9% )
Agilent Technologies, Inc. 1,828 236,964
Avantor, Inc.(a) 4,436 94,043
Bio-Rad Laboratories, Inc., Class  A(a) 133 36,324
Bio-Techne Corp. 1,046 74,946
Bruker Corp. 678 43,263
Charles River Laboratories International, Inc.(a) 342 70,650
Illumina, Inc.(a) 1,099 114,714
IQVIA Holdings, Inc.(a) 1,124 237,659
Medpace Holdings, Inc.(a) 171 70,426
Mettler-Toledo International, Inc.(a) 138 192,867
PerkinElmer, Inc. 824 86,405
Repligen Corp.(a) 349 43,995
Waters Corp.(a) 399 115,758
West Pharmaceutical Services, Inc. 488 160,742
1,578,756
Machinery ( 5 .2% )
AGCO Corp. 439 42,969
Allison Transmission Holdings, Inc. 616 46,754
Chart Industries, Inc.(a) 302 43,591
CNH Industrial NV 6,905 69,948
Cummins, Inc. 843 233,452
Donaldson Co., Inc. 848 60,683
Dover Corp. 934 168,540
Esab Corp. 404 38,150
Federal Signal Corp. 426 35,643
Flowserve Corp. 935 44,974
Fortive Corp. 2,373 175,839
Franklin Electric Co., Inc. 281 27,066
Graco, Inc. 1,186 94,026
IDEX Corp. 538 108,246
Ingersoll Rand, Inc. 2,529 229,734
ITT, Inc. 582 75,183
Lincoln Electric Holdings, Inc. 395 74,513
Shares Value
Middleby Corp. (The)(a) 376 $ 46,101
Mueller Industries, Inc. 782 44,527
Nordson Corp. 364 84,426
Oshkosh Corp. 460 49,772
Otis Worldwide Corp. 2,508 241,420
Pentair plc 1,171 89,781
Snap-on, Inc. 371 96,976
SPX Technologies, Inc.(a) 317 45,058
Stanley Black & Decker, Inc. 1,086 86,761
Timken Co. (The) 448 35,898
Toro Co. (The) 736 68,823
Watts Water Technologies, Inc., Class  A 192 35,207
Westinghouse Air Brake Technologies Corp. 1,149 181,600
Xylem, Inc. 1,540 208,870
2,884,531
Media ( 1 .5% )
Charter Communications, Inc., Class  A(a) 619 185,056
Interpublic Group of Cos., Inc. (The) 2,677 77,874
Liberty Broadband Corp., Class  C(a) 820 44,952
New York Times Co. (The), Class  A 1,148 58,789
Nexstar Media Group, Inc., Class  A 221 36,688
Omnicom Group, Inc. 1,386 124,324
Paramount Global, Class  B 4,309 44,771
Trade Desk, Inc. (The), Class  A(a) 2,731 266,737
839,191
Metals & Mining ( 1 .2% )
ATI, Inc.(a) 1,316 72,972
Commercial Metals Co. 1,326 72,917
Nucor Corp. 1,478 233,642
Reliance, Inc. 434 123,950
Steel Dynamics, Inc. 1,071 138,695
642,176
Mortgage Real Estate Investment Trusts (REITs) ( 0 .3% )
AGNC Investment Corp. 4,403 42,005
Annaly Capital Management, Inc. 3,006 57,294
Rithm Capital Corp. 2,903 31,672
Starwood Property Trust, Inc. 1,791 33,921
164,892
Multi-Utilities ( 2 .4% )
Ameren Corp. 1,854 131,838
CMS Energy Corp. 2,072 123,346
Consolidated Edison, Inc. 2,225 198,960
Dominion Energy, Inc. 5,099 249,851
DTE Energy Co. 1,424 158,078
NiSource, Inc. 3,119 89,858
Public Service Enterprise Group, Inc. 3,121 230,018
WEC Energy Group, Inc. 2,145 168,297
1,350,246
Office REITs ( 0 .2% )
Boston Properties, Inc. 1,095 67,408
COPT Defense Properties 789 19,749
Vornado Realty Trust 1,188 31,232
118,389
Paper & Forest Products ( 0 .1% )
Louisiana-Pacific Corp. 433 35,649

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Passenger Airlines ( 0 .5% )
Alaska Air Group, Inc.(a) 1,067 $ 43,107
American Airlines Group, Inc.(a) 5,458 61,839
Delta Air Lines, Inc. 4,141 196,449
301,395
Personal Care Products ( 0 .5% )
BellRing Brands, Inc.(a) 794 45,369
Coty, Inc., Class  A(a) 2,324 23,286
elf Beauty, Inc.(a) 328 69,116
Estee Lauder Cos., Inc. (The), Class  A 1,422 151,301
289,072
Pharmaceuticals ( 0 .5% )
Catalent, Inc.(a) 1,180 66,351
Elanco Animal Health, Inc.(a) 3,274 47,244
Jazz Pharmaceuticals plc(a) 410 43,759
Organon & Co. 1,720 35,604
Royalty Pharma plc, Class  A 2,565 67,639
260,597
Professional Services ( 2 .9% )
Booz Allen Hamilton Holding Corp., Class  A 909 139,895
Broadridge Financial Solutions, Inc. 746 146,962
Dayforce, Inc.(a) 981 48,658
Equifax, Inc. 816 197,847
ExlService Holdings, Inc.(a) 984 30,858
Exponent, Inc. 356 33,863
FTI Consulting, Inc.(a) 251 54,098
Genpact Ltd. 1,041 33,510
Maximus, Inc. 432 37,022
Parsons Corp.(a) 261 21,352
Paychex, Inc. 2,007 237,950
Paycom Software, Inc. 321 45,916
Paylocity Holding Corp.(a) 279 36,786
Robert Half, Inc. 725 46,385
Science Applications International Corp. 320 37,616
SS&C Technologies Holdings, Inc. 1,357 85,043
TransUnion 1,385 102,712
TriNet Group, Inc. 228 22,800
Verisk Analytics, Inc., Class  A 901 242,865
1,602,138
Real Estate Management & Development ( 0 .9% )
CBRE Group, Inc., Class  A(a) 2,048 182,497
CoStar Group, Inc.(a) 2,619 194,173
Jones Lang LaSalle, Inc.(a) 327 67,126
Zillow Group, Inc., Class  C(a) 1,322 61,328
505,124
Residential REITs ( 1 .8% )
AvalonBay Communities, Inc. 949 196,338
Camden Property Trust 733 79,978
Equity LifeStyle Properties, Inc. 1,244 81,022
Equity Residential 2,562 177,649
Essex Property Trust, Inc. 445 121,129
Mid-America Apartment Communities, Inc. 810 115,514
Sun Communities, Inc. 859 103,372
UDR, Inc. 2,288 94,151
969,153
Retail REITs ( 0 .7% )
Brixmor Property Group, Inc. 2,092 48,304
Shares Value
Federal Realty Investment Trust 574 $ 57,957
Kimco Realty Corp. 4,611 89,730
Kite Realty Group Trust 1,525 34,130
NNN REIT, Inc. 1,272 54,187
Regency Centers Corp. 1,281 79,678
363,986
Semiconductors & Semiconductor Equipment ( 2 .6% )
Allegro MicroSystems, Inc.(a) 473 13,357
Cirrus Logic, Inc.(a) 340 43,404
Enphase Energy, Inc.(a) 721 71,891
Entegris, Inc. 954 129,172
First Solar, Inc.(a) 558 125,807
Lattice Semiconductor Corp.(a) 860 49,871
MKS Instruments, Inc. 476 62,156
Monolithic Power Systems, Inc. 295 242,396
ON Semiconductor Corp.(a) 2,720 186,456
Onto Innovation, Inc.(a) 309 67,844
Qorvo, Inc.(a) 600 69,624
Rambus, Inc.(a) 677 39,781
Skyworks Solutions, Inc. 1,017 108,392
Teradyne, Inc. 976 144,731
Universal Display Corp. 278 58,449
1,413,331
Software ( 5 .9% )
Altair Engineering, Inc., Class  A(a) 353 34,622
ANSYS, Inc.(a) 552 177,468
Appfolio, Inc., Class  A(a) 135 33,017
AppLovin Corp., Class  A(a) 1,069 88,962
Aspen Technology, Inc.(a) 170 33,767
Atlassian Corp., Class  A(a) 1,003 177,411
Autodesk, Inc.(a) 1,317 325,892
BILL Holdings, Inc.(a) 642 33,782
CCC Intelligent Solutions Holdings, Inc.(a) 2,160 23,998
Clearwater Analytics Holdings, Inc., Class  A(a) 920 17,038
CommVault Systems, Inc.(a) 271 32,945
Confluent, Inc., Class  A(a) 1,470 43,409
Datadog, Inc., Class  A(a) 1,773 229,940
DocuSign, Inc., Class  A(a) 1,281 68,534
Dolby Laboratories, Inc., Class  A 372 29,474
Dropbox, Inc., Class  A(a) 1,514 34,020
Dynatrace, Inc.(a) 1,770 79,190
Elastic NV(a) 527 60,031
Fair Isaac Corp.(a) 156 232,231
Fortinet, Inc.(a) 3,957 238,488
Gen Digital, Inc. 3,597 89,853
Guidewire Software, Inc.(a) 524 72,254
HashiCorp, Inc., Class  A(a) 742 24,998
HubSpot, Inc.(a) 310 182,835
Manhattan Associates, Inc.(a) 387 95,465
Nutanix, Inc., Class  A(a) 1,539 87,492
PTC, Inc.(a) 752 136,616
Qualys, Inc.(a) 228 32,513
SentinelOne, Inc., Class  A(a) 1,649 34,711
Smartsheet, Inc., Class  A(a) 827 36,454
SPS Commerce, Inc.(a) 232 43,653
Tenable Holdings, Inc.(a) 739 32,206
Tyler Technologies, Inc.(a) 267 134,242
Varonis Systems, Inc., Class  B(a) 687 32,955

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Software (cont’d)
Zoom Video Communications, Inc., Class  A(a) 1,519 $ 89,910
Zscaler, Inc.(a) 573 110,125
3,230,501
Specialized REITs ( 1 .9% )
Crown Castle, Inc. 2,648 258,710
CubeSmart 1,558 70,375
Extra Space Storage, Inc. 1,367 212,446
Iron Mountain, Inc. 1,847 165,528
Lamar Advertising Co., Class  A 608 72,674
SBA Communications Corp., Class  A 743 145,851
Weyerhaeuser Co. 4,014 113,957
1,039,541
Specialty Retail ( 2 .3% )
Abercrombie & Fitch Co., Class  A(a) 308 54,775
Asbury Automotive Group, Inc.(a) 123 28,028
AutoNation, Inc.(a) 161 25,660
Bath & Body Works, Inc. 1,349 52,678
Best Buy Co., Inc. 1,208 101,822
Burlington Stores, Inc.(a) 389 93,360
CarMax, Inc.(a) 956 70,113
Carvana Co., Class  A(a) 603 77,618
Chewy, Inc., Class  A(a) 733 19,967
Dick's Sporting Goods, Inc. 342 73,479
Five Below, Inc.(a) 328 35,742
Floor & Decor Holdings, Inc., Class  A(a) 643 63,921
GameStop Corp., Class  A(a) 1,649 40,714
Gap, Inc. (The) 1,368 32,682
Lithia Motors, Inc., Class  A 164 41,402
Penske Automotive Group, Inc. 114 16,988
RH(a) 91 22,244
Signet Jewelers Ltd. 265 23,739
Tractor Supply Co. 658 177,660
Ulta Beauty, Inc.(a) 291 112,288
Williams-Sonoma, Inc. 379 107,018
1,271,898
Technology Hardware, Storage & Peripherals ( 2 .2% )
Hewlett Packard Enterprise Co. 8,228 174,187
HP, Inc. 5,481 191,945
NetApp, Inc. 1,306 168,213
Pure Storage, Inc., Class  A(a) 1,943 124,760
Seagate Technology Holdings plc 1,328 137,142
Super Micro Computer, Inc.(a) 313 256,456
Western Digital Corp.(a) 2,036 154,268
1,206,971
Textiles, Apparel & Luxury Goods ( 1 .2% )
Columbia Sportswear Co. 202 15,974
Crocs, Inc.(a) 358 52,247
Deckers Outdoor Corp.(a) 154 149,064
Levi Strauss & Co., Class  A 549 10,585
Lululemon Athletica, Inc.(a) 675 201,623
PVH Corp. 343 36,313
Ralph Lauren Corp., Class  A 241 42,189
Skechers USA, Inc., Class  A(a) 800 55,296
Tapestry, Inc. 1,395 59,692
VF Corp. 2,234 30,159
653,142
Shares Value
Trading Companies & Distributors ( 2 .7% )
Air Lease Corp., Class  A 739 $ 35,125
Applied Industrial Technologies, Inc. 272 52,768
Beacon Roofing Supply, Inc.(a) 385 34,842
Boise Cascade Co. 240 28,613
Core & Main, Inc., Class  A(a) 1,356 66,363
Fastenal Co. 3,500 219,940
Ferguson plc 1,229 237,996
FTAI Aviation Ltd. 706 72,880
GATX Corp. 249 32,958
MSC Industrial Direct Co., Inc., Class  A 269 21,334
SiteOne Landscape Supply, Inc.(a) 272 33,023
United Rentals, Inc. 405 261,926
Watsco, Inc. 249 115,347
WESCO International, Inc. 284 45,020
WW Grainger, Inc. 272 245,409
1,503,544
Water Utilities ( 0 .4% )
American Water Works Co., Inc. 1,324 171,008
Essential Utilities, Inc. 1,895 70,740
241,748
Total Common Stocks
(Cost $52,716,283) 55,048,638
Short-Term Investment (0.1%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22%(b)
(Cost $30,077)
30,077 30,077
Total Investments ( 99 .9% )
(Cost $ 52,746,360 ) (c) 55,078,715
Other Assets in Excess of Liabilities (0.1%) 50,391
NET ASSETS (100.0%) $ 55,129,106
(a) Non-income producing security.
(b) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by $114 relating to the Fund’s investment in the Liquidity Funds.
(c) At June 30, 2024, the aggregate cost for federal income tax purposes is $52,746,360. The aggregate gross unrealized appreciation is
$3,966,834 and the aggregate gross unrealized depreciation is
$1,634,479, resulting in net unrealized appreciation of $2,332,355.
REIT Real Estate Investment Trust

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 88 .9%
Software 5 .9
Machinery 5 .2
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 0 .0% ) (a)
Hexcel Corp. 204 $ 12,740
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 627 78,243
Automobiles ( 0 .9% )
General Motors Co. 6,168 286,565
Banks ( 2 .0% )
Citizens Financial Group, Inc. 3,990 143,760
Fifth Third Bancorp 2,517 91,845
Huntington Bancshares, Inc. 6,059 79,858
KeyCorp 1,055 14,991
Regions Financial Corp. 2,445 48,998
Truist Financial Corp. 6,750 262,237
641,689
Biotechnology ( 2 .0% )
Alnylam Pharmaceuticals, Inc.(b) 501 121,743
Amgen, Inc. 847 264,645
Exact Sciences Corp.(b) 647 27,336
Gilead Sciences, Inc. 1,397 95,848
Moderna, Inc.(b) 87 10,331
Regeneron Pharmaceuticals, Inc.(b) 44 46,246
Vertex Pharmaceuticals, Inc.(b) 139 65,152
631,301
Broadline Retail ( 0 .4% )
eBay, Inc. 1,974 106,043
Etsy, Inc.(b) 184 10,853
116,896
Building Products ( 0 .7% )
Trane Technologies plc 705 231,896
Capital Markets ( 5 .1% )
Charles Schwab Corp. (The) 2,656 195,721
FactSet Research Systems, Inc. 157 64,099
Franklin Resources, Inc. 641 14,326
Intercontinental Exchange, Inc. 2,191 299,926
LPL Financial Holdings, Inc. 136 37,985
Morningstar, Inc. 306 90,530
MSCI, Inc., Class  A 55 26,496
Nasdaq, Inc. 1,750 105,455
S&P Global, Inc. 1,350 602,100
State Street Corp. 1,448 107,152
T Rowe Price Group, Inc. 539 62,152
1,605,942
Chemicals ( 2 .4% )
Ecolab, Inc. 952 226,576
FMC Corp. 1,094 62,960
Linde plc 481 211,068
Mosaic Co. (The) 3,684 106,467
Sherwin-Williams Co. (The) 536 159,958
767,029
Commercial Services & Supplies ( 0 .6% )
Cintas Corp. 72 50,419
MSA Safety, Inc. 441 82,771
Tetra Tech, Inc. 151 30,877
Shares Value
Veralto Corp. 169 $ 16,134
180,201
Communications Equipment ( 1 .0% )
Ciena Corp.(b) 272 13,105
Cisco Systems, Inc. 5,170 245,627
Lumentum Holdings, Inc.(b) 189 9,624
Motorola Solutions, Inc. 140 54,047
322,403
Consumer Finance ( 1 .6% )
American Express Co. 1,036 239,886
Capital One Financial Corp. 875 121,144
Discover Financial Services 1,078 141,013
502,043
Consumer Staples Distribution & Retail ( 0 .6% )
Target Corp. 1,261 186,678
Containers & Packaging ( 0 .4% )
Ball Corp. 2,198 131,924
Distributors ( 0 .1% )
Genuine Parts Co. 244 33,750
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc.(b) 739 81,349
Service Corp. International 745 52,992
134,341
Diversified Telecommunication Services ( 1 .0% )
Verizon Communications, Inc. 7,531 310,578
Electric Utilities ( 0 .8% )
Eversource Energy 3,552 201,434
NextEra Energy, Inc. 501 35,476
236,910
Electrical Equipment ( 2 .1% )
Eaton Corp. plc 1,343 421,098
Emerson Electric Co. 1,249 137,590
Rockwell Automation, Inc. 369 101,578
660,266
Entertainment ( 2 .7% )
Electronic Arts, Inc. 212 29,538
Netflix, Inc.(b) 634 427,874
Walt Disney Co. (The) 3,887 385,940
843,352
Financial Services ( 3 .3% )
Fidelity National Information Services, Inc. 606 45,668
Mastercard, Inc., Class  A 1,006 443,807
MGIC Investment Corp. 2,030 43,746
PayPal Holdings, Inc.(b) 1,291 74,917
Rocket Cos., Inc., Class  A(b) 1,523 20,865
Visa, Inc., Class  A 1,595 418,640
1,047,643
Food Products ( 2 .0% )
Darling Ingredients, Inc.(b) 1,964 72,177
General Mills, Inc. 4,808 304,154
JM Smucker Co. (The) 1,237 134,882
McCormick & Co., Inc. (Non-Voting) 1,541 109,319
620,532

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Ground Transportation ( 0 .2% )
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,114 $ 55,611
Health Care Equipment & Supplies ( 2 .6% )
Boston Scientific Corp.(b) 3,191 245,739
Edwards Lifesciences Corp.(b) 1,508 139,294
Hologic, Inc.(b) 1,237 91,847
IDEXX Laboratories, Inc.(b) 241 117,415
ResMed, Inc. 559 107,004
STERIS plc 561 123,162
824,461
Health Care Providers & Services ( 0 .8% )
DaVita, Inc.(b) 371 51,410
Humana, Inc. 542 202,518
253,928
Health Care REITs ( 0 .1% )
Ventas, Inc. 734 37,625
Hotel & Resort REITs ( 0 .1% )
Host Hotels & Resorts, Inc. 970 17,441
Hotels, Restaurants & Leisure ( 0 .6% )
Darden Restaurants, Inc. 615 93,062
Planet Fitness, Inc., Class  A(b) 312 22,960
Vail Resorts, Inc. 486 87,543
203,565
Household Products ( 0 .4% )
Church & Dwight Co., Inc. 323 33,489
Clorox Co. (The) 616 84,065
117,554
Industrial REITs ( 0 .7% )
Prologis, Inc. 1,872 210,244
Insurance ( 4 .2% )
Hartford Financial Services Group, Inc. (The) 633 63,642
MetLife, Inc. 5,136 360,496
Primerica, Inc. 280 66,242
Progressive Corp. (The) 1,910 396,726
Prudential Financial, Inc. 2,059 241,294
Travelers Cos., Inc. (The) 962 195,613
1,324,013
IT Services ( 2 .1% )
Accenture plc, Class  A 1,711 519,135
Akamai Technologies, Inc.(b) 530 47,742
Snowflake, Inc., Class  A(b) 257 34,718
Twilio, Inc., Class  A(b) 404 22,951
VeriSign, Inc.(b) 140 24,892
649,438
Leisure Products ( 0 .3% )
Hasbro, Inc. 1,654 96,759
Life Sciences Tools & Services ( 1 .0% )
Agilent Technologies, Inc. 819 106,167
Danaher Corp. 505 126,174
IQVIA Holdings, Inc.(b) 150 31,716
Waters Corp.(b) 165 47,870
311,927
Shares Value
Machinery ( 4 .7% )
Caterpillar, Inc. 828 $ 275,807
Cummins, Inc. 1,043 288,838
Deere & Co. 454 169,628
Illinois Tool Works, Inc. 746 176,772
Parker-Hannifin Corp. 815 412,235
Pentair plc 819 62,793
Stanley Black & Decker, Inc. 367 29,320
Xylem, Inc. 386 52,353
1,467,746
Media ( 0 .9% )
Interpublic Group of Cos., Inc. (The) 2,961 86,135
Omnicom Group, Inc. 2,117 189,895
276,030
Metals & Mining ( 0 .7% )
Nucor Corp. 1,429 225,896
Multi-Utilities ( 0 .8% )
Consolidated Edison, Inc. 1,754 156,843
Sempra 1,241 94,390
251,233
Office REITs ( 0 .1% )
Boston Properties, Inc. 424 26,101
Personal Care Products ( 0 .4% )
Estee Lauder Cos., Inc. (The), Class  A 1,144 121,722
Pharmaceuticals ( 6 .4% )
Bristol-Myers Squibb Co. 2,827 117,405
Eli Lilly & Co. 1,144 1,035,755
Merck & Co., Inc. 6,027 746,142
Pfizer, Inc. 3,460 96,811
1,996,113
Professional Services ( 2 .4% )
Automatic Data Processing, Inc. 953 227,472
FTI Consulting, Inc.(b) 287 61,857
Genpact Ltd. 828 26,653
ManpowerGroup, Inc. 426 29,735
Paylocity Holding Corp.(b) 64 8,438
Robert Half, Inc. 201 12,860
Verisk Analytics, Inc., Class  A 1,443 388,961
755,976
Real Estate Management & Development ( 0 .9% )
CBRE Group, Inc., Class  A(b) 1,792 159,685
Jones Lang LaSalle, Inc.(b) 603 123,784
283,469
Residential REITs ( 0 .2% )
Equity Residential 840 58,246
Retail REITs ( 0 .0% ) (a)
Brixmor Property Group, Inc. 654 15,101
Semiconductors & Semiconductor Equipment ( 10 .5% )
Advanced Micro Devices, Inc.(b) 1,267 205,520
Applied Materials, Inc. 1,266 298,763
First Solar, Inc.(b) 62 13,979
Intel Corp. 4,415 136,733
Lam Research Corp. 12 12,778
Micron Technology, Inc. 1,195 157,178

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
NVIDIA Corp. 18,690 $ 2,308,963
ON Semiconductor Corp.(b) 270 18,509
Texas Instruments, Inc. 797 155,040
3,307,463
Software ( 13 .7% )
Adobe, Inc.(b) 432 239,993
Autodesk, Inc.(b) 400 98,980
Cadence Design Systems, Inc.(b) 483 148,643
HubSpot, Inc.(b) 154 90,828
Intuit, Inc. 342 224,766
Microsoft Corp. 6,150 2,748,742
Salesforce, Inc. 1,127 289,752
ServiceNow, Inc.(b) 366 287,921
Synopsys, Inc.(b) 140 83,308
Workday, Inc., Class  A(b) 351 78,470
4,291,403
Specialized REITs ( 0 .8% )
American Tower Corp. 1,112 216,150
Extra Space Storage, Inc. 309 48,022
264,172
Specialty Retail ( 3 .5% )
Best Buy Co., Inc. 901 75,945
Dick's Sporting Goods, Inc. 101 21,700
Gap, Inc. (The) 1,751 41,831
Home Depot, Inc. (The) 1,119 385,205
Lowe's Cos., Inc. 953 210,098
TJX Cos., Inc. (The) 1,063 117,036
Tractor Supply Co. 348 93,960
Ulta Beauty, Inc.(b) 298 114,989
Williams-Sonoma, Inc. 112 31,626
1,092,390
Technology Hardware, Storage & Peripherals ( 7 .7% )
Apple, Inc. 10,202 2,148,745
Hewlett Packard Enterprise Co. 8,787 186,021
HP, Inc. 2,803 98,161
2,432,927
Textiles, Apparel & Luxury Goods ( 0 .9% )
Lululemon Athletica, Inc.(b) 375 112,013
NIKE, Inc., Class  B 1,133 85,394
Ralph Lauren Corp., Class  A 139 24,333
Tapestry, Inc. 1,162 49,722
271,462
Trading Companies & Distributors ( 1 .1% )
Core & Main, Inc., Class  A(b) 250 12,235
Ferguson plc 806 156,082
United Rentals, Inc. 274 177,204
345,521
Water Utilities ( 0 .7% )
American Water Works Co., Inc. 1,722 222,414
Total Common Stocks
(Cost $25,801,407) 31,390,873
Shares Value
Short-Term Investment (0.1%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22%(c)
(Cost $28,301)
28,301 $ 28,301
Total Investments ( 99 .9% )
(Cost $ 25,829,708 ) (d) 31,419,174
Other Assets in Excess of Liabilities (0.1%) 16,166
NET ASSETS (100.0%) $ 31,435,340
(a) Amount is less than 0.05%.
(b) Non-income producing security.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by $76 relating to the Fund’s investment in the Liquidity Funds.
(d) At June 30, 2024, the aggregate cost for federal income tax purposes is $25,829,708. The aggregate gross unrealized appreciation is
$6,622,631 and the aggregate gross unrealized depreciation is
$1,033,165, resulting in net unrealized appreciation of $5,589,466.
REIT Real Estate Investment Trust

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 56 .6%
Software 13 .7
Semiconductors & Semiconductor Equipment 10 .5
Technology Hardware, Storage & Peripherals 7 .7
Pharmaceuticals 6 .4
Capital Markets 5 .1
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (102.7%)
Asset-Backed Securities ( 6 .6% )
ARES LIV CLO Ltd.,
2019-54A
CME Term SOFR 3 Month + 7.60%,
12.93%, 10/15/32(a)(b) $ 1,000,000 $ 1,003,718
ARES LVII CLO Ltd.,
2020-57A
CME Term SOFR 3 Month + 6.53%,
11.86%, 1/25/35(a)(b) 2,750,000 2,768,018
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 6.51%,
11.84%, 7/20/34(a)(b) 2,500,000 2,480,112
Barings CLO Ltd.,
2024-3A
CME Term SOFR 3 Month + 5.90%,
0.00%, 7/20/37(a)(b) 3,000,000 3,000,000
Bear Mountain Park CLO Ltd.,
2022-1A
CME Term SOFR 3 Month + 5.95%,
0.00%, 7/15/37(a)(b) 3,000,000 3,000,000
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 6.45%,
0.00%, 7/15/37(a)(b) 3,000,000 3,000,000
BlueMountain CLO XXX Ltd.,
2020-30A
CME Term SOFR 3 Month + 6.70%,
12.03%, 4/15/35(a)(b) 2,000,000 1,950,426
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
12.87%, 4/20/35(a)(b) 1,000,000 999,652
Bryant Park Funding Ltd.,
2024-23A
CME Term SOFR 3 Month + 6.73%,
12.06%, 5/15/37(a)(b) 3,500,000 3,529,008
Canyon CLO Ltd.,
2020-2A
CME Term SOFR 3 Month + 6.79%,
12.12%, 10/15/34(a)(b) 3,000,000 3,000,009
Carlyle US CLO Ltd.,
2021-7A
CME Term SOFR 3 Month + 6.51%,
11.84%, 10/15/35(a)(b) 1,000,000 1,006,036
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
11.72%, 4/17/35(a)(b) 1,000,000 1,003,438
Crown Point CLO 10 Ltd.,
2021-10A
CME Term SOFR 3 Month + 7.11%,
12.44%, 7/20/34(a)(b) 3,000,000 3,011,049
Dryden 87 CLO Ltd.,
2021-87A
CME Term SOFR 3 Month + 6.41%,
11.74%, 5/20/34(a)(b) 2,500,000 2,398,513
Face
Amount Value
Elmwood CLO VI Ltd.,
2020-3A
CME Term SOFR 3 Month + 5.90%,
0.00%, 7/18/37(a)(b) $ 3,000,000 $ 3,000,000
Golub Capital Partners CLO 52B Ltd.,
2020-52A
CME Term SOFR 3 Month + 6.75%,
12.07%, 4/20/37(a)(b) 4,000,000 4,034,332
Golub Capital Partners CLO 74B Ltd.,
2024-74A
CME Term SOFR 3 Month + 6.10%,
11.41%, 7/25/37(a)(b) 2,500,000 2,508,845
Jamestown CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 7.06%,
12.39%, 7/15/35(a)(b) 2,000,000 1,991,118
Madison Park Funding LIX Ltd.,
2021-59A
CME Term SOFR 3 Month + 6.40%,
11.73%, 4/18/37(a)(b) 1,500,000 1,506,416
Marble Point CLO XXIII Ltd.,
2021-4A
CME Term SOFR 3 Month + 7.55%,
12.88%, 1/22/35(a)(b) 1,250,000 1,226,606
Neuberger Berman Loan Advisers CLO 46 Ltd.,
2021-46A
CME Term SOFR 3 Month + 6.51%,
11.84%, 1/20/36(a)(b) 777,387 785,041
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 6.59%,
11.92%, 7/20/37(a)(b) 4,000,000 3,990,228
2021-2A
CME Term SOFR 3 Month + 7.38%,
12.71%, 1/15/35(a)(b) 1,000,000 995,953
Regatta VI Funding Ltd.,
2016-1A
CME Term SOFR 3 Month + 7.01%,
12.34%, 4/20/34(a)(b) 1,000,000 1,005,593
53,194,111
Corporate Bonds ( 6 .1% )
Automobile Components (0.7%)
Clarios Global LP
6.25%, 5/15/26(a) 6,000,000 5,998,672
Building Products (0.3%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(a) 2,300,000 2,442,568
Capital Markets (0.1%)
AG Issuer LLC
6.25%, 3/1/28(a) 1,150,000 1,125,963
Chemicals (0.6%)
INEOS Finance plc
7.50%, 4/15/29(a) 2,500,000 2,528,902
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 2,300,000 2,436,208
4,965,110

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (6.1%) (cont’d)
Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
4.63%, 6/1/28(a) $ 300,000 $ 273,646
Madison IAQ LLC
4.13%, 6/30/28(a) 1,300,000 1,213,528
1,487,174
Construction & Engineering (0.2%)
Artera Services LLC
8.50%, 2/15/31(a) 1,700,000 1,751,430
Containers & Packaging (0.0%)(c)
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28(a) 300,000 280,392
Hotel & Resort REITs (0.2%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(a) 1,300,000 1,282,262
Hotels, Restaurants & Leisure (1.0%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(a) 2,500,000 2,513,898
Fertitta Entertainment LLC
4.63%, 1/15/29(a) 2,300,000 2,096,314
NCL Corp. Ltd.
5.88%, 2/15/27(a) 3,500,000 3,456,953
8,067,165
Insurance (0.7%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 500,000 505,522
AmWINS Group, Inc.
6.38%, 2/15/29(a) 3,000,000 3,010,056
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 2,000,000 2,024,408
5,539,986
Machinery (0.1%)
TK Elevator US Newco, Inc.
5.25%, 7/15/27(a) 500,000 485,246
Oil, Gas & Consumable Fuels (0.4%)
CITGO Petroleum Corp.
7.00%, 6/15/25(a) 3,400,000 3,402,255
Passenger Airlines (0.3%)
American Airlines, Inc.
5.75%, 4/20/29(a) 2,500,000 2,434,509
Professional Services (0.0%)(c)
CoreLogic, Inc.
4.50%, 5/1/28(a) 100,000 90,854
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 1,150,000 1,142,597
Software (1.1%)
Central Parent, Inc.
7.25%, 6/15/29(a) 3,400,000 3,385,851
Cloud Software Group, Inc.
8.25%, 6/30/32(a) 2,090,000 2,131,530
9.00%, 9/30/29(a) 1,750,000 1,699,242
Face
Amount Value
GoTo Group, Inc.
5.50%, 5/1/28(a) $ 1,950,000 $ 1,545,921
8,762,544
49,258,727
Variable Rate Senior Loan Interests  ( 90 .0% )
Aerospace & Defense (1.7%)
Dynasty Acquisition Co., Inc.,
2024 Specified Refinancing Term Loan, B1,
CME Term SOFR 1 Month + 3.50%,
8.84%, 8/24/28(b) 4,031,541 4,052,707
2024 Specified Refinancing Term Loan, B2,
CME Term SOFR 1 Month + 3.50%,
8.84%, 8/24/28(b) 1,554,459 1,562,619
TransDigm, Inc.,
Term Loan, I,
CME Term SOFR 3 Month + 2.75%,
8.08%, 8/24/28(b) 7,760,563 7,784,007
13,399,333
Automobile Components (2.0%)
Adient US LLC,
Term Loan, B2,
CME Term SOFR 1 Month + 2.75%,
8.09%, 1/31/31(b) 6,982,500 7,035,413
Autokiniton U.S. Holdings, Inc.,
2024 Replacement Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
9.46%, 4/06/28(b) 6,869,989 6,921,514
DexKo Global, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.35%, 10/04/28(b) 2,289,818 2,280,842
16,237,769
Automobiles (0.2%)
American Trailer World Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.18%, 3/03/28(b) 1,600,000 1,568,250
Banks (0.3%)
Chrysaor Bidco SARL,
USD Term Loan, B,
TBD, 5/14/31(b) 2,793,413 2,809,126
Beverages (0.8%)
BrewCo Borrower LLC,
First Out Cloasing Date Exchange Term Loan,
CME Term SOFR 3 Month + 3.50%,
9.09%, 4/05/28(b) 1,072,564 984,077
Second Out Closing Date Exchanged Term Loan,
CME Term SOFR 3 Month,
10.59%, 4/05/28(b) 1,072,564 858,051
First Out New Money Term Loan,
CME Term SOFR 3 Month + 6.25%,
11.58%, 4/05/28(b) 23,523 21,583

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (90.0%) (cont’d)
Triton Water Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.81%, 3/31/28(b) $ 4,788,976 $ 4,795,460
6,659,171
Broadline Retail (0.2%)
Peer Holding III BV,
Term Loan, B5,
TBD, 6/20/31(b) 1,975,000 1,979,527
Building Products (3.4%)
ACProducts Holdings, Inc.,
Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.85%, 5/17/28(b) 1,243,590 1,057,051
Chariot Buyer LLC,
First Lien, Amendment No. 2 Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.84%, 11/03/28(b) 5,785,500 5,809,001
Cornerstone Building Brands, Inc.,
Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.68%, 4/12/28(b) 2,787,655 2,725,928
EMRLD Borrower LP,
Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
TBD, 6/18/31(b) 1,450,000 1,453,173
LHS Borrower LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 4.75%,
10.19%, 2/16/29(b) 1,196,373 1,135,059
MI Windows and Doors LLC,
2024 Incremental Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.84%, 3/28/31(b) 450,000 453,375
Oscar AcquisitionCo LLC,
Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
9.55%, 4/29/29(b) 6,969,607 6,980,494
Quikrete Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.50%,
7.84%, 4/14/31(b) 6,969,512 6,993,229
Standard Building Solutions, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
7.34%, 9/22/28(b) 495,969 497,984
27,105,294
Capital Markets (3.8%)
Aragon Parent Corp.,
2023 Replacement Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.59%, 12/15/28(b) 6,969,987 7,001,352
Aretec Group, Inc.,
Term Loan, B2,
CME Term SOFR 1 Month + 4.00%,
9.34%, 8/09/30(b) 7,367,966 7,407,878
Face
Amount Value
Edelman Financial Engines Center LLC (The),
2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.58%, 4/07/28(b) $ 2,493,590 $ 2,499,629
First Lien, 2021 Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.59%, 7/31/24(b) 1,000,000 1,001,394
Focus Financial Partners LLC,
Term Loan, B7,
CME Term SOFR 1 Month + 2.75%,
8.09%, 6/30/28(b) 771,125 771,305
Grant Thornton Advisors LLC,
Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.60%, 6/02/31(b) 1,950,000 1,958,531
Osmosis Buyer Ltd.,
2022 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
9.33%, 7/31/28(b) 5,789,086 5,806,274
WEC US Holdings Ltd.,
Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
8.09%, 1/27/31(b) 4,900,000 4,911,329
31,357,692
Chemicals (3.6%)
Axalta Coating Systems Dutch Holding B BV,
Dollar Term Loan, B6,
CME Term SOFR 3 Month + 2.00%,
7.33%, 12/20/29(b) 7,647,736 7,674,029
CPC Acqusition Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.35%, 12/29/27(b) 2,000,000 1,676,250
Herens Holdco SARL,
USD Facility Term Loan, B,
CME Term SOFR 3 Month + 3.93%,
9.36%, 7/03/28(b) 199,001 193,249
INEOS US Finance LLC,
2027-II Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.60%, 7/31/24(b) 3,693,199 3,697,354
Momentive Performance Materials, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.84%, 3/29/28(b) 2,492,682 2,482,295
Olympus Water U.S. Holding Corp.,
Initial Dollar Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
9.32%, 11/09/28(b) 1,554,738 1,560,029
PMHC II, Inc.,
Initial Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
9.71%, 4/23/29(b) 2,289,870 2,239,540
Rohm Holding GmbH,
USD Term Loan, B,
CME Term SOFR 6 Month + 5.00%,
10.58%, 7/31/26(b) 600,000 573,937

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (90.0%) (cont’d)
Extended USD Term Loan, B,
CME Term SOFR 1 Month + 5.50%,
10.84%, 1/31/29(b) $ 1,700,000 $ 1,627,750
W. R. Grace Holdings LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.59%, 9/22/28(b) 6,969,375 7,009,198
28,733,631
Commercial Services & Supplies (8.9%)
Allied Universal Holdco LLC,
Initial U.S. Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.19%, 5/12/28(b) 4,181,578 4,171,383
Api Group DE, Inc.,
Repriced 2021 Incremental Term Loan,
CME Term SOFR 1 Month + 2.00%,
7.34%, 12/18/28(b) 8,000,000 8,002,496
Bach Finance Ltd.,
Existing Dollar Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.35%, 1/31/28(b) 6,982,412 7,046,126
Camelot U.S. Acquisition LLC,
Amendment No. 6 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.09%, 1/31/31(b) 6,982,500 7,001,702
CCI Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.33%, 12/17/27(b) 3,386,878 3,393,229
Ensemble RCM LLC,
Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
8.33%, 8/01/29(b) 7,755,563 7,742,634
Envalior Finance GmbH,
USD Term Loan, B1,
CME Term SOFR 3 Month + 5.50%,
10.83%, 3/29/30(b) 2,293,751 2,156,126
GFL Environmental, Inc.,
Cov-Lite Term Loan, B,
TBD, 6/27/31(b) 1,350,000 1,353,375
Homeserve USA Holding Corp.,
Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
7.84%, 10/21/30(b) 7,755,563 7,781,412
Indicor LLC,
First Lien, Dollar Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
8.58%, 11/22/29(b) 4,891,228 4,916,447
JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
9.83%, 10/17/30(b) 2,090,996 2,099,266
Madison IAQ LLC,
Term Loan,
1 Month USD LIBOR + 2.75%,
8.09%, 6/21/28(b) 4,181,531 4,189,630
Face
Amount Value
Neptune BidCo US, Inc.,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
10.41%, 4/11/29(b) $ 2,294,207 $ 2,163,437
Northstar Group Services, Inc.,
2024 Term Loan, B,
CME Term SOFR 6 Month + 4.75%,
10.01%, 5/08/30(b) 1,850,000 1,854,048
Prime Security Services Borrower LLC,
First Lien, 2024 Refinancing Term Loan, B1,
CME Term SOFR 3 Month + 2.25%,
7.58%, 10/13/30(b) 1,250,000 1,251,367
Spin Holdco, Inc.,
Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.60%, 3/04/28(b) 1,796,401 1,534,576
TruGreen LP,
First Lien, Second Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.44%, 11/02/27(b) 1,545,609 1,482,174
WestJet Loyalty LP,
Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.05%, 2/14/31(b) 3,500,000 3,520,562
71,659,990
Construction & Engineering (1.6%)
Apple Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.21%, 9/22/28(b) 5,775,500 5,783,921
Brown Group Holding LLC,
Incremental Term Loan, B2,
CME Term SOFR 3 Month + 3.00%,
8.33%, 7/02/29(b) 6,982,500 6,987,346
12,771,267
Consumer Finance (0.8%)
Sabre GLBL, Inc.,
2022 Term Loan, B2,
CME Term SOFR 1 Month + 5.00%,
10.44%, 6/30/28(b) 1,650,000 1,513,050
Trans Union LLC,
2024 Refinancing Term Loan, B7,
CME Term SOFR 1 Month + 2.00%,
7.34%, 12/01/28(b) 4,688,250 4,697,880
6,210,930
Consumer Staples Distribution & Retail (0.3%)
Heritage Grocers Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 6.75%,
12.18%, 8/01/29(b) 2,289,870 2,291,777
Containers & Packaging (1.1%)
Altium Packaging LLC,
First Lien, 2024 Incremental Term Loan,
CME Term SOFR 1 Month + 2.50%,
7.84%, 6/11/31(b) 675,000 675,000

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (90.0%) (cont’d)
Charter Next Generation, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.84%, 12/01/27(b) $ 3,490,979 $ 3,499,707
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.68%,
9.12%, 4/13/29(b) 4,878,671 4,895,342
9,070,049
Distributors (0.5%)
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.46%, 12/29/27(b) 4,292,415 4,276,318
Windsor Holdings III LLC,
2024 Dollar Refinancing Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
9.34%, 8/01/30(b) 199,000 200,592
4,476,910
Diversified Consumer Services (2.0%)
Ascend Learning LLC,
First Lien, 2021 Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 12/11/28(b) 3,686,211 3,689,503
Second Lien, Initial Term Loan,
CME Term SOFR 1 Month + 5.75%,
11.19%, 12/10/29(b) 1,000,000 980,833
Belron Finance U.S. LLC,
2028 Dollar Incremental Term Loan,
CME Term SOFR 3 Month + 1.93%,
7.51%, 4/13/28(b) 748,072 749,787
KUEHG Corp.,
Amendment No. 2 Term Loan,
CME Term SOFR 3 Month + 4.50%,
9.83%, 6/12/30(b) 2,290,000 2,301,629
Sedgwick Claims Management Services, Inc.,
2023 Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.09%, 2/24/28(b) 2,937,149 2,944,289
Sotheby's,
2021 Second Refinancing Term Loan,
CME Term SOFR 3 Month + 4.50%,
10.09%, 1/15/27(b) 3,000,000 2,769,999
Wand NewCo 3, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.09%, 1/30/31(b) 3,500,000 3,526,614
16,962,654
Diversified Telecommunication Services (0.4%)
Level 3 Financing, Inc.,
Term Loan, B1,
CME Term SOFR 1 Month + 6.56%,
11.90%, 4/15/29(b) 3,000,000 2,945,001
Face
Amount Value
Lumen Technologies, Inc.,
Term Loan, B1,
CME Term SOFR 1 Month + 2.35%,
7.81%, 4/15/29(b) $ 620,188 $ 429,868
Term Loan, B2,
CME Term SOFR 1 Month + 2.35%,
7.81%, 4/15/30(b) 623,254 422,644
3,797,513
Electronic Equipment, Instruments & Components (0.9%)
Ingram Micro, Inc.,
Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
8.60%, 6/30/28(b) 6,255,319 6,287,897
VeriFone Systems, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.60%, 8/20/25(b) 1,196,834 984,464
7,272,361
Entertainment (1.0%)
Formula One Management Ltd.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
7.58%, 1/15/30(b) 800,000 803,000
Playtika Holding Corp.,
Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
8.21%, 3/13/28(b) 6,987,147 6,995,154
7,798,154
Financial Services (2.9%)
CPI Holdco B LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
7.34%, 5/17/31(b) 1,675,000 1,673,953
GTCR W Merger Sub LLC,
USD Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
8.33%, 1/31/31(b) 7,000,000 7,013,125
HighTower Holdings LLC,
Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.59%, 4/21/28(b) 6,969,296 6,993,982
Kestra Advisor Services Holdings A, Inc.,
Restatement Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.34%, 3/22/31(b) 2,000,000 2,010,000
Mariner Wealth Advisors LLC,
Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
8.33%, 8/18/28(b) 2,487,370 2,492,422
Mermaid Bidco, Inc.,
USD Term Loan, B,
TBD, 12/31/30(b) 675,000 676,687

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (90.0%) (cont’d)
Osaic Holdings, Inc.,
Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.34%, 8/17/28(b) $ 2,096,250 $ 2,105,234
22,965,403
Food Products (0.2%)
Froneri International Ltd.,
First Lien, Facility Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
7.69%, 1/29/27(b) 746,114 746,688
Nomad Foods Ltd.,
Term Loan, B5,
CME Term SOFR 6 Month + 2.50%,
7.81%, 11/12/29(b) 1,000,000 1,002,410
Simply Good Foods USA, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
7.94%, 3/17/27(b) 246,939 248,070
1,997,168
Ground Transportation (1.4%)
Hertz Corp. (The),
Initial Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
8.86%, 6/30/28(b) 3,000,272 2,721,139
Initial Term Loan, C,
CME Term SOFR 3 Month + 3.25%,
8.86%, 6/30/28(b) 582,716 525,902
Uber Technologies, Inc.,
2023 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
8.09%, 3/03/30(b) 7,999,107 8,044,102
11,291,143
Health Care Equipment & Supplies (0.8%)
Medline Borrower LP,
Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.09%, 10/23/28(b) 6,569,036 6,592,093
Health Care Providers & Services (2.5%)
Concentra Health Services, Inc.,
Term Loan, B,
TBD, 6/26/31(b) 525,000 526,969
Medical Solutions Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.69%, 11/01/28(b) 1,592,909 1,207,027
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.75%,
9.18%, 3/02/28 64,114 60,654
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.19%, 3/02/28 2,224,391 2,104,367
Face
Amount Value
Pacific Dental Services LLC,
Refinancing Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.58%, 3/15/31(b) $ 3,491,250 $ 3,503,798
Packaging Coordinators Midco, Inc.,
First Lien, 2024 Replacement Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.58%, 11/30/27(b) 5,000,000 5,024,480
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
9.07%, 11/30/27(b) 1,923,876 1,933,345
Radnet Management, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
7.83%, 4/18/31(b) 975,000 976,828
Waystar Technologies, Inc.,
First Lien, 2024 Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.33%, 10/22/29(b) 5,593,386 5,616,107
20,953,575
Health Care Technology (1.3%)
athenahealth Group, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.59%, 2/15/29(b) 6,473,334 6,459,170
Cotiviti, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.58%, 5/01/31(b) 3,891,250 3,893,075
10,352,245
Hotels, Restaurants & Leisure (6.1%)
1011778 B.C. Unlimited Liability Co.,
Term Loan, B6,
CME Term SOFR 1 Month + 1.75%,
7.09%, 9/20/30(b) 6,280,000 6,264,300
Carnival Corp.,
2024 Repricing Advance Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.09%, 10/18/28(b) 4,510,248 4,535,619
ClubCorp Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 5.00%,
10.60%, 9/18/26(b) 4,077,180 4,105,211
Fertitta Entertainment LLC,
Initial Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
9.08%, 1/27/29(b) 4,579,636 4,587,701
Light & Wonder International, Inc.,
Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
8.08%, 4/14/29(b) 7,780,500 7,808,463
Ontario Gaming GTA LP,
Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
9.58%, 8/01/30(b) 2,289,996 2,303,354

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (90.0%) (cont’d)
Playa Resorts Holding BV,
2022 Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.59%, 1/05/29(b) $ 7,770,707 $ 7,784,811
Raptor Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
9.61%, 11/01/26(b) 3,493,655 3,512,213
Scientific Games Holdings LP,
2024 Refinancing Dollar Term Loan,
CME Term SOFR 1 Month + 3.00%,
8.31%, 4/04/29(b) 6,987,342 6,983,848
47,885,520
Household Durables (0.9%)
Hunter Douglas Holding BV,
Term Loan, B1,
CME Term SOFR 3 Month + 3.50%,
8.84%, 2/26/29(b) 2,792,888 2,777,427
Mattress Firm, Inc.,
2021 Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.85%, 9/25/28(b) 4,578,759 4,579,712
7,357,139
Household Products (1.0%)
Kronos Acquisition Holdings, Inc.,
Term Loan,
TBD, 12/31/30(b) 2,625,000 2,611,875
Term Loan, B1,
CME Term SOFR 3 Month + 3.75%,
9.31%, 12/22/26(b) 5,788,918 5,792,084
8,403,959
Insurance (5.2%)
Acrisure LLC,
Term Loan, B6,
CME Term SOFR 3 Month + 3.25%,
8.59%, 11/06/30(b) 2,000,000 2,000,000
Alliant Holdings Intermediate LLC,
New Term Loan, B6,
CME Term SOFR 1 Month + 3.50%,
8.84%, 11/06/30(b) 7,192,481 7,217,957
AssuredPartners, Inc.,
2024 Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.84%, 2/14/31(b) 5,810,438 5,832,227
Asurion LLC,
New Term Loan, B11,
CME Term SOFR 1 Month + 4.25%,
9.69%, 8/19/28(b) 3,382,872 3,364,902
Second Lien, New Term Loan, B4,
CME Term SOFR 1 Month + 5.25%,
10.71%, 1/20/29(b) 2,700,000 2,496,296
Broadstreet Partners, Inc.,
Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
8.59%, 5/09/31(b) 4,050,000 4,043,354
Face
Amount Value
HUB International Ltd.,
Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.58%, 6/20/30(b) $ 8,007,140 $ 8,033,315
USI, Inc.,
2023 Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
8.30%, 11/22/29(b) 9,454,657 9,470,418
42,458,469
IT Services (1.6%)
Endurance International Group Holdings, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 2/10/28(b) 4,887,404 4,545,285
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
9.43%, 10/01/27(b) 198,969 192,065
Sitel Worldwide Corp.,
Initial Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.21%, 8/28/28(b) 397,954 308,059
Tempo Acquisition LLC,
Sixth Incremental Term Loan,
CME Term SOFR 1 Month + 2.25%,
7.59%, 8/31/28(b) 7,964,962 7,987,862
13,033,271
Leisure Products (1.8%)
Majordrive Holdings IV LLC,
Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.60%, 6/01/28(b) 4,579,479 4,592,970
Recess Holdings, Inc.,
First Lien, Amendment No. 3 Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.84%, 2/20/30(b) 2,950,000 2,973,045
Seaworld Parks & Entertainment, Inc.,
Term Loan, B2,
CME Term SOFR 1 Month + 2.50%,
7.84%, 8/25/28(b) 6,869,989 6,882,870
14,448,885
Life Sciences Tools & Services (0.5%)
Curia Global, Inc.,
First Lien, 2021 Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.18%, 8/30/26(b) 2,293,576 2,165,996
Icon Public Ltd. Co.,
Repriced Lux Term Loan,
CME Term SOFR 3 Month + 2.00%,
7.33%, 7/03/28(b) 1,616,123 1,624,002
Repriced U.S. Term Loan,
CME Term SOFR 3 Month + 2.00%,
7.33%, 7/03/28(b) 402,658 404,621
4,194,619

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (90.0%) (cont’d)
Machinery (3.8%)
Apex Tool Group LLC,
Term Loan, A,
CME Term SOFR 1 Month,
5.34%, 2/08/29(b) $ 36,527 $ 35,927
Term Loan, B,
CME Term SOFR 1 Month + 10.00%,
15.44%, 2/08/30(b) 85,168 82,613
CD&R Hydra Buyer, Inc.,
First Refinancing Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.42%, 3/25/31(b) 2,094,750 2,101,296
CPM Holdings, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.83%, 9/28/28(b) 3,484,994 3,461,034
Crosby U.S. Acquisition Corp.,
Amendment No. 3 Replacement Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.34%, 8/16/29(b) 2,090,996 2,104,554
Engineered Machinery Holdings, Inc.,
First Lien, Incremental Amendment No. 5 Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.35%, 5/19/28(b) 3,982,136 4,005,157
Second Lien, Incremental Amendment No. 3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
11.60%, 5/21/29(b) 3,150,000 3,157,875
Filtration Group Corp.,
2023 Extended Dollar Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.96%, 7/31/24(b) 5,386,398 5,415,856
SPX Flow, Inc.,
2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.83%, 4/05/29(b) 1,840,975 1,853,805
TK Elevator Midco GmbH,
USD Term Loan, B2,
CME Term SOFR 6 Month + 3.50%,
8.79%, 4/30/30(b) 7,716,286 7,768,132
29,986,249
Metals & Mining (0.6%)
Arsenal AIC Parent LLC,
2024 Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
9.09%, 8/18/30(b) 4,579,992 4,612,913
Oil, Gas & Consumable Fuels (2.7%)
Apro LLC,
Term Loan, B,
TBD, 6/26/31(b) 850,000 852,125
CQP Holdco LP,
Amedment No. 5 Refinancing Term Loan,
TBD, 12/31/30(b) 8,983,500 9,001,467
Discovery Energy Holding Corp.,
Initial Dollar Term Loan,
CME Term SOFR 3 Month + 4.75%,
10.08%, 5/01/31(b) 3,400,000 3,418,418
Face
Amount Value
Freeport LNG Investments LLLP,
Initial Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
9.09%, 12/21/28(b) $ 2,144,473 $ 2,144,771
GIP Pilot Acquisition Partners LP,
Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.82%, 10/07/24(b) 6,000,000 6,015,000
Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.50%,
7.83%, 10/04/30(b) 712,016 712,906
22,144,687
Passenger Airlines (1.6%)
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.),
Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
10.34%, 4/20/28(b) 6,494,118 6,715,320
Mileage Plus Holdings LLC,
Initial Term Loan,
CME Term SOFR 3 Month + 5.25%,
10.74%, 6/21/27(b) 6,461,538 6,601,676
13,316,996
Personal Care Products (0.7%)
Conair Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.21%, 5/17/28(b) 2,289,766 2,281,655
Journey Personal Care Corp.,
Initial Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.69%, 3/01/28(b) 3,199,487 3,192,288
5,473,943
Professional Services (1.4%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.96%, 6/02/28(b) 1,691,304 1,664,878
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 8/16/28(b) 7,312,245 7,312,245
Employbridge Holding Co.,
Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
10.35%, 7/19/28(b) 1,691,304 1,179,157
TTF Holdings LLC,
Cov-Lite Term Loan,
TBD, 6/20/31(b) 1,975,000 1,972,531
12,128,811
Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC,
2024-2 Term Loan,
CME Term SOFR 1 Month + 3.00%,
8.34%, 1/31/30(b) 2,299,497 2,302,372

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (90.0%) (cont’d)
Software (15.7%)
Applied Systems, Inc.,
First Lien, 2024 Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.83%, 2/24/31(b) $ 7,000,000 $ 7,061,250
Azalea TopCo, Inc.,
First Lien, 2024 Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.83%, 4/30/31(b) 875,000 875,547
Boxer Parent Co., Inc.,
2028 Extended Dollar Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.34%, 12/29/28(b) 5,774,741 5,792,273
Central Parent LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.58%, 7/06/29(b) 7,775,000 7,680,852
Cloud Software Group, Inc.,
Fourth Amendment Incremental Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.33%, 3/30/29(b) 6,698,988 6,701,782
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.19%, 10/08/28(b) 4,588,265 4,595,914
Constant Contact, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.56%, 2/10/28(b) 1,995,972 1,966,531
DS Admiral Bidco LLC,
Term Loan, B,
TBD, 6/24/31(b) 2,850,000 2,828,625
E2open LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.96%, 2/04/28(b) 771,030 775,247
ECI Macola/MAX Holding LLC,
First Lien, 2024 Extended Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.08%, 5/09/30(b) 6,982,500 7,034,143
Ellucian Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.50%,
8.94%, 10/09/29(b) 6,996,387 7,036,469
Epicor Software Corp.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.58%, 5/30/31(b) 5,671,244 5,702,181
Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
8.59%, 7/29/24(b) 1,128,349 1,134,595
Informatica LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.59%, 7/31/24(b) 6,987,277 7,026,581
Face
Amount Value
Ivanti Software, Inc.,
First Lien, 2021 Specified Refinancing Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.81%, 12/01/27(b) $ 1,243,639 $ 987,138
Marcel Bidco LLC,
Term Loan, B5,
CME Term SOFR 1 Month + 4.00%,
9.32%, 11/09/30(b) 5,500,000 5,551,562
McAfee Corp.,
First Amendment Term Loan, B1,
CME Term SOFR 3 Month + 3.25%,
8.58%, 3/01/29(b) 6,887,056 6,887,056
Oceankey U.S. II Corp.,
Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 12/15/28(b) 3,484,726 3,484,001
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.59%, 6/02/28(b) 3,484,648 3,487,025
Precisely Software, Inc.,
First Lien, Third Amendment Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.84%, 4/24/28(b) 5,973,391 5,888,766
Project Alpha Intermediate Holding, Inc.,
2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.07%, 10/28/30(b) 3,740,625 3,757,226
Proofpoint, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.00%,
8.32%, 8/31/28(b) 4,255,979 4,265,142
Quartz AcquireCo LLC,
Additional Term Loan, B1,
CME Term SOFR 3 Month + 2.75%,
8.08%, 6/28/30(b) 6,982,412 7,015,146
Quest Software US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.73%, 2/01/29(b) 199,492 148,705
Rackspace Finance LLC,
2024 Incremental Super Priority Term Loan,
CME Term SOFR 1 Month + 6.25%,
11.69%, 5/15/28(b) 2,992,500 3,031,154
Renaissance Holding Corp.,
First Lien, 2024 Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.60%, 4/05/30(b) 2,944,625 2,946,006
Symplr Software, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
9.93%, 12/22/27(b) 2,289,713 2,153,475
UKG, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.58%, 2/10/31(b) 10,800,000 10,852,877

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (90.0%) (cont’d)
Veritas U.S., Inc.,
2021 Dollar Term Loan, B,
CME Term SOFR 1 Month + 5.00%,
10.46%, 9/01/25(b) $ 2,293,543 $ 2,003,664
128,670,933
Specialty Retail (2.9%)
Great Outdoors Group LLC,
Term Loan, B2,
CME Term SOFR 1 Month + 3.75%,
9.19%, 3/06/28(b) 3,190,788 3,191,895
Harbor Freight Tools USA, Inc.,
Replacement Term Loan,
CME Term SOFR 1 Month + 2.50%,
7.84%, 6/11/31(b) 3,300,000 3,294,730
LS Group Opco Acquisition LLC,
Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
8.34%, 4/23/31(b) 7,000,000 7,008,750
PetSmart LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.19%, 2/11/28(b) 2,294,103 2,290,212
RealTruck Group, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.96%, 1/31/28(b) 2,936,884 2,932,426
White Cap Supply Holdings LLC,
Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
8.59%, 10/19/29(b) 4,366,071 4,376,581
23,094,594
Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.,
Initial Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
9.09%, 3/08/30(b) 2,293,689 2,303,366
Trading Companies & Distributors (0.3%)
Foundation Building Materials, Inc.,
2024 Incremental Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.33%, 1/29/31(b) 2,100,000 2,094,422
730,224,173
Total Fixed Income Securities
(Cost $834,135,221)
832,677,011
–
Shares Value
Short-Term Investment (29.1%)
Investment Company ( 29 .1% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%(d)
(Cost $236,059,799)
236,059,799 236,059,799
Total Investments (131.8%)
(Cost $1,070,195,020) (e) 1,068,736,810
Liabilities in Excess of Other Assets (-31.8%)
(257,569,323)
Net Assets (100.0%) $811,167,487
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Amount is less than 0.05%.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by
$135,759 relating to the Fund’s investment in the Liquidity Funds.
(e) At June 30, 2024, the aggregate cost for federal income tax purposes is $1,070,195,020. The aggregate gross unrealized appreciation is $1,793,605 and the aggregate gross unrealized depreciation is
$3,251,815, resulting in net unrealized depreciation of $1,458,210.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBD To Be Determined

Portfolio Composition
Classification
Percentage of Total
Investments
Variable Rate Senior Loan Interests 68 .3%
Short-Term Investment 22 .1
Asset-Backed Securities 5 .0
Other* 4 .6
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (95.2%)
Corporate Bonds ( 95 .2% )
Aerospace & Defense (2.8%)
Bombardier, Inc.
7.00%, 6/1/32(a) $ 30,000 $ 30,454
7.25%, 7/1/31(a) 30,000 30,839
7.88%, 4/15/27(a) 62,000 62,197
8.75%, 11/15/30(a) 40,000 43,281
Moog, Inc.
4.25%, 12/15/27(a) 111,000 105,310
TransDigm, Inc.
4.63%, 1/15/29 52,000 48,563
5.50%, 11/15/27 142,000 139,560
6.38%, 3/1/29(a) 25,000 25,157
6.63%, 3/1/32(a) 40,000 40,453
6.75%, 8/15/28(a) 68,000 68,916
594,730
Air Freight & Logistics (0.4%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 96,000 89,158
Automobile Components (1.6%)
Clarios Global LP
6.75%, 5/15/25(a) 155,000 155,091
8.50%, 5/15/27(a) 100,000 100,751
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/29 56,000 52,179
5.25%, 7/15/31 28,000 25,518
333,539
Automobiles (0.8%)
Ford Motor Co.
6.10%, 8/19/32 175,000 174,869
Broadline Retail (0.6%)
Match Group Holdings II LLC
3.63%, 10/1/31(a) 139,000 117,834
Building Products (3.8%)
Builders FirstSource, Inc.
4.25%, 2/1/32(a) 208,000 184,043
5.00%, 3/1/30(a) 51,000 48,307
CP Atlas Buyer, Inc.
7.00%, 12/1/28(a) 21,000 17,975
EMRLD Borrower LP
6.63%, 12/15/30(a) 131,000 132,186
Masterbrand, Inc.
7.00%, 7/15/32(a) 67,000 67,802
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 117,000 114,431
Standard Industries, Inc.
3.38%, 1/15/31(a) 25,000 21,091
4.38%, 7/15/30(a) 163,000 147,409
Summit Materials LLC
7.25%, 1/15/31(a) 71,000 73,605
806,849
Capital Markets (2.9%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27(a) 53,000 55,003
Face
Amount Value
CI Financial Corp.
4.10%, 6/15/51 $ 50,000 $ 32,358
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 121,000 114,877
HAT Holdings I LLC
3.38%, 6/15/26(a) 185,000 174,623
Jane Street Group
4.50%, 11/15/29(a) 131,000 122,995
MSCI, Inc.
3.88%, 2/15/31(a) 128,000 115,393
615,249
Chemicals (1.0%)
Avient Corp.
7.13%, 8/1/30(a) 112,000 114,270
WR Grace Holdings LLC
4.88%, 6/15/27(a) 91,000 87,868
202,138
Commercial Services & Supplies (3.2%)
Allied Universal Holdco LLC
6.63%, 7/15/26(a) 7,000 6,985
7.88%, 2/15/31(a) 65,000 65,228
Clean Harbors, Inc.
4.88%, 7/15/27(a) 117,000 113,393
GFL Environmental, Inc.
3.50%, 9/1/28(a) 112,000 103,355
4.75%, 6/15/29(a) 138,000 130,373
Reworld Holding Corp.
4.88%, 12/1/29(a) 103,000 94,118
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26(a) 138,000 135,034
Wrangler Holdco Corp.
6.63%, 4/1/32(a) 25,000 24,909
673,395
Construction & Engineering (0.2%)
Artera Services LLC
8.50%, 2/15/31(a) 50,000 51,513
Consumer Finance (1.5%)
Ford Motor Credit Co. LLC
4.13%, 8/17/27 220,000 209,136
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(a) 15,000 15,265
6.50%, 3/26/31(a) 18,000 18,522
8.13%, 3/30/29(a) 59,000 62,421
305,344
Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a) 117,000 110,652
5.88%, 2/15/28(a) 47,000 46,491
7.50%, 3/15/26(a) 25,000 25,370
Performance Food Group, Inc.
4.25%, 8/1/29(a) 155,000 141,210
US Foods, Inc.
4.75%, 2/15/29(a) 103,000 97,780
421,503

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.2%) (cont’d)
Containers & Packaging (1.3%)
Ball Corp.
6.88%, 3/15/28 $ 109,000 $ 111,983
Berry Global, Inc.
5.63%, 7/15/27(a) 68,000 66,959
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31(a) 93,000 92,955
271,897
Distributors (1.3%)
Ritchie Bros Holdings, Inc.
6.75%, 3/15/28(a) 66,000 67,273
7.75%, 3/15/31(a) 66,000 69,010
Velocity Vehicle Group LLC
8.00%, 6/1/29(a) 15,000 15,443
Windsor Holdings III LLC
8.50%, 6/15/30(a) 111,000 115,988
267,714
Diversified Consumer Services (1.4%)
GEMS MENASA Cayman Ltd.
7.13%, 7/31/26(a) 220,000 218,891
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 80,000 82,691
301,582
Diversified REITs (0.4%)
VICI Properties LP
3.75%, 2/15/27(a) 15,000 14,260
4.63%, 12/1/29(a) 57,000 53,987
5.75%, 2/1/27(a) 26,000 26,020
94,267
Diversified Telecommunication Services (3.1%)
CCO Holdings LLC
4.50%, 8/15/30(a) 270,000 228,781
4.75%, 3/1/30 - 2/1/32(a) 149,000 128,348
6.38%, 9/1/29(a) 112,000 106,540
Virgin Media Finance plc
5.00%, 7/15/30(a) 220,000 181,718
645,387
Electric Utilities (2.6%)
NextEra Energy Operating Partners LP
4.50%, 9/15/27(a) 115,000 108,939
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 60,084
3.88%, 2/15/32(a) 56,000 48,145
10.25%, 3/15/28(a)(b)(c) 78,000 85,383
Pattern Energy Operations LP
4.50%, 8/15/28(a) 69,000 63,935
Vistra Operations Co. LLC
5.00%, 7/31/27(a) 136,000 131,653
6.88%, 4/15/32(a) 55,000 55,877
554,016
Electronic Equipment, Instruments & Components (0.6%)
Coherent Corp.
5.00%, 12/15/29(a) 44,000 41,686
Face
Amount Value
Insight Enterprises, Inc.
6.63%, 5/15/32(a) $ 15,000 $ 15,243
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 70,659
127,588
Energy Equipment & Services (0.7%)
Transocean, Inc.
8.75%, 2/15/30(a) 59,400 62,411
Weatherford International Ltd.
8.63%, 4/30/30(a) 77,000 79,855
142,266
Entertainment (0.8%)
Cinemark USA, Inc.
5.25%, 7/15/28(a) 98,000 93,776
Playtika Holding Corp.
4.25%, 3/15/29(a) 94,000 82,574
176,350
Financial Services (0.6%)
Rocket Mortgage LLC
2.88%, 10/15/26(a) 32,000 29,912
3.63%, 3/1/29(a) 100,000 90,793
120,705
Food Products (1.8%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) 153,000 150,535
Fiesta Purchaser, Inc.
7.88%, 3/1/31(a) 44,000 45,504
Pilgrim's Pride Corp.
3.50%, 3/1/32 130,000 110,638
6.88%, 5/15/34 30,000 31,966
Post Holdings, Inc.
6.25%, 2/15/32(a) 45,000 45,115
383,758
Gas Utilities (1.0%)
Ferrellgas LP
5.88%, 4/1/29(a) 120,000 110,494
Superior Plus LP
4.50%, 3/15/29(a) 103,000 94,619
205,113
Ground Transportation (0.1%)
Hertz Corp. (The)
4.63%, 12/1/26(a) 6,000 4,359
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 15,000 13,910
18,269
Health Care Equipment & Supplies (1.7%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 121,000 115,248
Medline Borrower LP
5.25%, 10/1/29(a) 253,000 241,641
356,889

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.2%) (cont’d)
Health Care Providers & Services (6.3%)
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a) $ 20,000 $ 20,288
Encompass Health Corp.
4.75%, 2/1/30 67,000 62,737
HCA, Inc.
5.63%, 9/1/28 109,000 110,007
HealthEquity, Inc.
4.50%, 10/1/29(a) 125,000 116,991
Heartland Dental LLC
10.50%, 4/30/28(a) 119,000 126,463
Legacy LifePoint Health LLC
4.38%, 2/15/27(a) 101,000 96,564
LifePoint Health, Inc.
9.88%, 8/15/30(a) 56,000 59,790
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a) 34,000 23,994
ModivCare, Inc.
5.88%, 11/15/25(a) 96,000 97,410
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32(a) 213,000 187,705
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 172,728
Tenet Healthcare Corp.
4.38%, 1/15/30 15,000 13,916
5.13%, 11/1/27 77,000 75,422
6.13%, 10/1/28 120,000 119,491
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 45,000 44,372
1,327,878
Hotels, Restaurants & Leisure (8.8%)
1011778 BC ULC
3.88%, 1/15/28(a) 109,000 102,183
4.00%, 10/15/30(a) 135,000 118,927
Boyne USA, Inc.
4.75%, 5/15/29(a) 62,000 57,892
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) 194,000 177,993
6.50%, 2/15/32(a) 40,000 40,223
7.00%, 2/15/30(a) 112,000 114,498
Carnival Corp.
6.00%, 5/1/29(a) 75,000 74,133
Churchill Downs, Inc.
5.75%, 4/1/30(a) 100,000 97,210
Dave & Buster's, Inc.
7.63%, 11/1/25(a) 109,000 109,627
IRB Holding Corp.
7.00%, 6/15/25(a) 55,000 55,059
Jacobs Entertainment, Inc.
6.75%, 2/15/29(a) 58,000 53,836
Life Time, Inc.
5.75%, 1/15/26(a) 165,000 164,385
Light & Wonder International, Inc.
7.00%, 5/15/28(a) 111,000 111,643
NCL Corp. Ltd.
7.75%, 2/15/29(a) 95,000 98,836
Face
Amount Value
NCL Finance Ltd.
6.13%, 3/15/28(a) $ 100,000 $ 98,831
Raising Cane's Restaurants LLC
9.38%, 5/1/29(a) 95,000 102,722
Royal Caribbean Cruises Ltd.
3.70%, 3/15/28 25,000 23,380
6.25%, 3/15/32(a) 40,000 40,361
Viking Cruises Ltd.
5.88%, 9/15/27(a) 145,000 143,591
Yum! Brands, Inc.
3.63%, 3/15/31 81,000 71,548
1,856,878
Household Durables (1.5%)
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(a) 91,000 90,673
Tempur Sealy International, Inc.
3.88%, 10/15/31(a) 120,000 100,692
TopBuild Corp.
4.13%, 2/15/32(a) 135,000 119,011
310,376
Household Products (0.1%)
Spectrum Brands, Inc.
3.88%, 3/15/31(a) 14,000 11,714
Independent Power and Renewable Electricity Producers (0.6%)
Calpine Corp.
5.00%, 2/1/31(a) 56,000 52,300
5.13%, 3/15/28(a) 74,000 71,225
123,525
Insurance (2.0%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 82,000 82,906
HUB International Ltd.
7.25%, 6/15/30(a) 55,000 56,422
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a) 100,000 104,380
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 164,000 166,001
409,709
IT Services (1.6%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 95,000 84,934
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a) 111,000 104,615
Gartner, Inc.
4.50%, 7/1/28(a) 144,000 138,910
328,459
Life Sciences Tools & Services (0.4%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 90,000 89,535
Machinery (1.9%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 106,965
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 126,904

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.2%) (cont’d)
Esab Corp.
6.25%, 4/15/29(a) $ 42,000 $ 42,304
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 125,000 115,186
391,359
Media (3.3%)
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 103,000 103,757
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 72,627
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 101,000 97,488
Neptune Bidco US, Inc.
9.29%, 4/15/29(a) 43,000 41,311
Outfront Media Capital LLC
4.63%, 3/15/30(a) 119,000 107,330
Sirius XM Radio, Inc.
3.13%, 9/1/26(a) 62,000 58,388
Stagwell Global LLC
5.63%, 8/15/29(a) 86,000 79,501
Townsquare Media, Inc.
6.88%, 2/1/26(a) 67,000 66,033
Univision Communications, Inc.
7.38%, 6/30/30(a) 57,000 53,065
8.00%, 8/15/28(a) 13,000 12,690
692,190
Metals & Mining (3.1%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 122,000 136,673
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 55,186
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 153,000 146,358
Eldorado Gold Corp.
6.25%, 9/1/29(a) 84,000 80,798
Hudbay Minerals, Inc.
4.50%, 4/1/26(a) 69,000 67,561
6.13%, 4/1/29(a) 35,000 34,860
Novelis Corp.
3.25%, 11/15/26(a) 45,000 42,390
4.75%, 1/30/30(a) 100,000 92,867
656,693
Oil, Gas & Consumable Fuels (11.7%)
Aethon United BR LP
8.25%, 2/15/26(a) 109,000 110,279
Antero Midstream Partners LP
5.75%, 3/1/27(a) 95,000 94,292
Cheniere Energy Partners LP
4.00%, 3/1/31 108,000 98,283
Cheniere Energy, Inc.
4.63%, 10/15/28 118,000 114,603
Civitas Resources, Inc.
8.63%, 11/1/30(a) 92,000 98,719
8.75%, 7/1/31(a) 33,000 35,382
Face
Amount Value
CrownRock LP
5.63%, 10/15/25(a) $ 53,000 $ 52,909
DT Midstream, Inc.
4.13%, 6/15/29(a) 127,000 117,431
Enviva Partners LP
6.50%, 1/15/26(a) 68,000 30,626
EQM Midstream Partners LP
4.50%, 1/15/29(a) 87,000 82,168
4.75%, 1/15/31(a) 70,000 65,497
6.50%, 7/1/27(a) 51,000 51,584
7.50%, 6/1/30(a) 62,000 66,205
Genesis Energy LP
7.88%, 5/15/32 31,000 31,317
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 111,422
Matador Resources Co.
6.50%, 4/15/32(a) 55,000 55,045
Occidental Petroleum Corp.
8.50%, 7/15/27 51,000 54,689
Parkland Corp.
4.63%, 5/1/30(a) 100,000 91,279
Permian Resources Operating LLC
5.88%, 7/1/29(a) 177,000 174,401
Plains All American Pipeline LP
9.69%, 7/29/24(b)(c) 91,000 91,055
Southwestern Energy Co.
4.75%, 2/1/32 125,000 115,069
Sunoco LP
4.50%, 4/30/30 111,000 102,748
7.25%, 5/1/32(a) 45,000 46,579
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 32,000 29,197
5.00%, 1/31/28(a) 89,000 85,098
Venture Global Calcasieu Pass LLC
4.13%, 8/15/31(a) 64,000 57,473
Venture Global LNG, Inc.
8.38%, 6/1/31(a) 217,000 225,241
9.50%, 2/1/29(a) 20,000 21,914
9.88%, 2/1/32(a) 16,000 17,425
Vital Energy, Inc.
7.88%, 4/15/32(a) 12,000 12,208
9.75%, 10/15/30 54,000 59,011
Western Midstream Operating LP
4.05%, 2/1/30(d) 65,000 60,494
2,459,643
Passenger Airlines (0.6%)
United Airlines, Inc.
4.38%, 4/15/26(a) 59,000 57,063
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 94,000 73,965
131,028
Personal Care Products (1.0%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 116,000 118,991
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 80,000 73,710

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.2%) (cont’d)
Prestige Brands, Inc.
3.75%, 4/1/31(a) $ 25,000 $ 21,778
214,479
Pharmaceuticals (0.5%)
Catalent Pharma Solutions, Inc.
3.50%, 4/1/30(a) 46,000 44,091
Endo Finance Holdings, Inc.
8.50%, 4/15/31(a) 35,000 36,163
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 38,000 26,582
106,836
Professional Services (1.0%)
AMN Healthcare, Inc.
4.63%, 10/1/27(a) 76,000 72,493
VT Topco, Inc.
8.50%, 8/15/30(a) 122,000 128,248
200,741
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 48,000 47,691
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 91,000 84,051
Software (2.8%)
Central Parent LLC
8.00%, 6/15/29(a) 91,000 92,471
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 95,000 88,259
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 61,000 58,625
9.00%, 9/30/29(a) 66,000 64,086
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 79,582
NCR Voyix Corp.
5.13%, 4/15/29(a) 74,000 69,756
Open Text Corp.
3.88%, 2/15/28(a) 63,000 58,376
Rocket Software, Inc.
9.00%, 11/28/28(a) 20,000 20,344
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 67,000 66,020
597,519
Specialty Retail (4.5%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 34,000 31,464
5.00%, 2/15/32(a) 14,000 12,693
Bath & Body Works, Inc.
6.75%, 7/1/36 40,000 39,863
6.88%, 11/1/35 18,000 18,172
Cougar JV Subsidiary LLC
8.00%, 5/15/32(a) 62,000 64,162
Evergreen Acqco 1 LP
9.75%, 4/26/28(a) 97,000 103,721
Face
Amount Value
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) $ 128,000 $ 118,348
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 91,000 85,193
Lithia Motors, Inc.
3.88%, 6/1/29(a) 91,000 81,819
4.38%, 1/15/31(a) 92,000 82,008
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 129,000 116,574
4.88%, 11/15/31(a) 134,000 118,082
Valvoline, Inc.
3.63%, 6/15/31(a) 88,000 75,928
948,027
Technology Hardware, Storage & Peripherals (0.9%)
Seagate HDD Cayman
8.25%, 12/15/29 84,000 90,158
9.63%, 12/1/32 80,000 91,321
181,479
Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.
9.00%, 2/15/31(a) 95,000 99,618
Trading Companies & Distributors (1.7%)
EquipmentShare.com, Inc.
8.63%, 5/15/32(a) 52,000 53,985
Imola Merger Corp.
4.75%, 5/15/29(a) 134,000 125,379
WESCO Distribution, Inc.
6.38%, 3/15/29(a) 32,000 32,156
6.63%, 3/15/32(a) 33,000 33,388
7.25%, 6/15/28(a) 108,000 110,047
354,955
Transportation Infrastructure (0.5%)
Seaspan Corp.
5.50%, 8/1/29(a) 107,000 95,617
Wireless Telecommunication Services (1.1%)
Sprint LLC
7.63%, 2/15/25 - 3/1/26 140,000 141,911
T-Mobile USA, Inc.
2.25%, 2/15/26 54,000 51,323
2.88%, 2/15/31 41,000 35,629
228,863
Total Fixed Income Securities
(Cost $19,081,660)
20,000,785
–

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Short-Term Investment (4.0%)
Investment Company ( 4 .0% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%(e)
(Cost $850,636)
850,636 850,636
Total Investments (99.2%)
(Cost $19,932,296) (f) 20,851,421
Other Assets in Excess of Liabilities (0.8%)
176,837
Net Assets (100.0%) $21,028,258
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2024.
(c) Floating or variable rate securities: The rates disclosed are as of June
30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by $861 relating to the Fund’s investment in the Liquidity Funds.
(f) At June 30, 2024, the aggregate cost for federal income tax purposes is $19,932,296. The aggregate gross unrealized appreciation
is $948,343 and the aggregate gross unrealized depreciation is
$29,218, resulting in net unrealized appreciation of $919,125.
REIT Real Estate Investment Trust

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 72 .9%
Oil, Gas & Consumable Fuels 11 .8
Hotels, Restaurants & Leisure 8 .9
Health Care Providers & Services 6 .4
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (97.9%)
Corporate Bonds ( 1 .8% )
Diversified Consumer Services (0.6%)
Cornell University
4.84%, 6/15/34 $ 140,000 $ 139,175
Health Care Providers & Services (1.2%)
Adventist Health System
5.76%, 12/1/34 250,000 249,898
389,073
Municipal Bonds ( 96 .1% )
Alabama ( 1 .3% )
County of Jefferson AL,
Sewer
Series 2024
5.00%, 10/1/30 250,000 272,346
Arizona ( 1 .2% )
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 250,000 248,908
California ( 9 .2% )
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(a) 495,000 541,550
Los Angeles Department of Water & Power Water System,
Series 2022 CC
5.00%, 7/1/42 500,000 558,469
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 250,000 235,351
University of California,
Series 2024 BV
5.00%, 5/15/40 500,000 573,793
1,909,163
Colorado ( 6 .3% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 524,459
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 500,000 531,033
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 250,000 254,905
1,310,397
Connecticut ( 3 .8% )
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 250,000 255,392
State of Connecticut CT,
Special Tax
Series 2021 A
5.00%, 5/1/41 500,000 545,520
800,912
Face
Amount Value
District of Columbia ( 2 .5% )
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 $ 500,000 $ 511,899
Georgia ( 5 .1% )
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52 - 7/1/53(a) 1,000,000 1,055,066
Illinois ( 9 .9% )
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 500,000 499,959
City of Chicago IL,
Series 2021 A
5.00%, 1/1/34 250,000 267,815
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 500,000 511,864
State of Illinois Water Revolving Fund - Clean Water Program
Series 2017
5.00%, 7/1/32 425,000 441,540
State of Illinois IL,
Series 2020
5.50%, 5/1/39 315,000 345,012
2,066,190
Massachusetts ( 3 .1% )
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 250,000 247,697
Massachusetts Clean Water Trust (The),
Massachusetts Clean Water State Revolving Fund
Series B-25
5.00%, 2/1/43 350,000 391,260
638,957
Michigan ( 2 .8% )
City of Detroit MI,
Series 2020
5.50%, 4/1/40 250,000 265,635
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 310,143
575,778
Nebraska ( 1 .9% )
Nebraska Public Power District,
Series 2016 A
5.00%, 1/1/25 400,000 403,092
New Jersey ( 2 .6% )
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 544,026
New York ( 13 .4% )
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 500,000 573,591

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (96.1%) (cont’d)
New York (13.4%) (cont’d)
New York State Urban Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 $ 500,000 $ 555,069
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 272,029
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 539,679
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 272,918
Utility Debt Securitization Authority,
Series 2023 TE-1
5.00%, 12/15/41 500,000 575,308
2,788,594
North Carolina ( 1 .2% )
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 255,528
Pennsylvania ( 4 .7% )
Allegheny County Industrial Development Authority,
United States Steel Corp.
Series 2019
4.88%, 11/1/24 220,000 220,580
City of Philadelphia PA,
Airport
Series 2017 B (AMT)
5.00%, 7/1/25 500,000 505,667
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2014 A
5.00%, 2/1/25 250,000 250,226
976,473
Puerto Rico ( 3 .3% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 221,000 230,766
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 465,000 460,341
691,107
South Carolina ( 2 .5% )
City of Aiken SC,
Water & Sewer System
Series 2024 A
4.00%, 8/1/49 250,000 242,730
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.50%, 11/1/48 250,000 280,904
523,634
Face
Amount Value
Tennessee ( 2 .7% )
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 A
5.25%, 9/1/39 $ 500,000 $ 553,490
Texas ( 12 .2% )
Aldine Independent School District,
Series 2024
4.00%, 2/15/54 200,000 190,545
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 250,000 282,931
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 283,816
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 269,703
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 500,000 508,618
Humble Independent School District,
Series 2024
4.00%, 2/15/54 250,000 238,182
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 275,636
Prosper Independent School District,
Series 2024
4.00%, 2/15/54 250,000 236,975
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 271,201
2,557,607
Virginia ( 1 .7% )
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 354,170
Washington ( 4 .7% )
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 405,000 443,216
University of Washington,
Series 2024 A
5.00%, 4/1/44 250,000 277,467
Washington State Housing Finance Commission,
Provident Group-SH I Properties LLC
Series 2024
5.50%, 7/1/44 250,000 272,471
993,154
20,030,491
Total Fixed Income Securities
(Cost $19,647,507)
20,419,564
–

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Short-Term Investments (1.1%)
Investment Company ( 0 .5% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  3.90%
(Cost $96,882)
96,873 $ 96,882
Face
Amount
Municipal Bonds ( 0 .6% )
New York ( 0 .6% )
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2023 CC
4.90%, 6/15/53(a)
(Cost $115,000)
$ 115,000 115,000
Total Short-Term Investments
(Cost $211,882)
211,882
Total Investments (99.0%)
(Cost $19,859,389) (b) 20,631,446
Other Assets in Excess of Liabilities (1.0%)
210,682
Net Assets (100.0%) $20,842,128
(a) Floating or variable rate securities: The rates disclosed are as of June
30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) At June 30, 2024, the aggregate cost for federal income tax purposes is $19,859,389. The aggregate gross unrealized appreciation
is $799,770 and the aggregate gross unrealized depreciation is
$27,713, resulting in net unrealized appreciation of $772,057.
AMT Alternative Minimum Tax

Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 42 .7%
New York 14 .1
Texas 12 .4
Illinois 10 .0
California 9 .3
Colorado 6 .4
Georgia 5 .1
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (96.8%)
Asset-Backed Securities ( 23.2% )
Affirm Asset Securitization Trust,
2022-Z1
4.55%, 6/15/27(a) $ 189,731 $ 188,612
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 1,005,000 1,007,256
AMSR Trust,
2020-SFR3
2.11%, 9/17/37(a) 975,000 927,750
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 463,509 466,464
Auxilior Term Funding LLC,
2023-1A
6.18%, 12/15/28(a) 979,000 983,758
2024-1A
5.84%, 3/15/27(a) 255,000 255,044
BHG Securitization Trust,
2023-A
5.55%, 4/17/36(a) 984,236 978,881
Blackbird Capital II Aircraft Lease Ltd.,
2021-1A
2.44%, 7/15/46(a) 606,253 543,285
Cartiga Asset Finance Trust LLC,
2023-1
7.00%, 3/15/35(a) 322,636 323,418
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(a)(b) 1,438,335 1,310,537
CFMT LLC,
2023-HB12
4.25%, 4/25/33(a)(c) 2,025,000 1,928,497
Chesapeake Funding II LLC,
2024-1A
5.52%, 5/15/36(a) 809,045 809,115
CIM Trust,
2021-NR2
5.57%, 7/25/59(a)(b) 598,646 593,589
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 1,225,000 1,122,765
Commonbond Student Loan Trust,
2021-AGS
1.20%, 3/25/52(a) 815,474 676,456
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 250,000 249,928
Dext ABS LLC,
2023-2
6.56%, 5/15/34(a) 1,120,568 1,124,321
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 463,750 455,268
ECMC Group Student Loan Trust,
2020-3A
SOFR30A + 1.11%,
6.45%, 1/27/70(a)(c) 489,104 488,341
Face
Amount Value
ELFI Graduate Loan Program LLC,
2021-A
1.53%, 12/26/46(a) $ 1,179,131 $ 1,015,353
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 185,900 171,210
FCI Funding LLC,
2021-1A
1.13%, 4/15/33(a) 44,191 43,583
FHF Trust,
2021-1A
1.27%, 3/15/27(a) 75,185 74,170
FMC GMSR Issuer Trust,
2020-GT1
4.45%, 1/25/26(a)(c) 1,500,000 1,397,357
2022-GT2
7.90%, 7/25/27(a) 1,600,000 1,625,205
GAIA Aviation Ltd.,
2019-1
3.97%, 12/15/44(a)(b) 398,683 367,275
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 869,977 866,381
2024-2A
5.58%, 6/17/30(a) 230,000 230,167
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 723,183 700,839
2021-1A
2.77%, 4/20/29(a) 1,488,630 1,437,968
Honda Auto Receivables Owner Trust,
2024-1
5.21%, 8/15/28 810,000 810,906
J.P. Morgan Mortgage Trust,
2024-HE2
SOFR30A + 1.20%,
6.53%, 10/25/54(a)(c) 461,652 464,257
LAD Auto Receivables Trust,
2024-1A
5.23%, 1/18/28(a) 740,000 736,058
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 1,260,000 1,263,387
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 892,963 719,027
2021-2GS
2.22%, 3/20/48(a) 1,175,091 924,240
Lunar Structured Aircraft Portfolio Notes,
2021-1
2.64%, 10/15/46(a) 1,458,015 1,305,441
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 295,628 270,063
MAPS Trust,
2021-1A
2.52%, 6/15/46(a) 341,775 308,187

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (23.2%) (cont’d)
Marlette Funding Trust,
2023-1A
6.07%, 4/15/33(a) $ 301,503 $ 301,504
Monroe Capital ABS Funding Ltd.,
2021-1A
2.82%, 4/22/31(a) 1,374,311 1,315,823
Mosaic Solar Loan Trust,
2020-1A
2.10%, 4/20/46(a) 163,201 141,158
2021-1A
2.05%, 12/20/46(a) 773,318 603,158
Nelnet Student Loan Trust,
2021-CA
1.32%, 4/20/62(a) 656,506 596,071
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
8.00%, 7/25/50(a)(c) 606,635 604,527
NextGear Floorplan Master Owner Trust,
2024-1A
5.12%, 3/15/29(a) 685,000 683,052
NRZ Excess Spread-Collateralized Notes,
2021-FHT1
3.10%, 7/25/26(a) 417,766 393,394
2021-FNT2
3.23%, 5/25/26(a) 834,210 790,050
2021-GNT1
3.47%, 11/25/26(a) 451,932 422,042
NRZ FHT Excess LLC,
2020-FHT1
4.21%, 11/25/25(a) 187,972 182,322
Octane Receivables Trust,
2021-2A
1.21%, 9/20/28(a) 87,941 86,328
2023-1A
5.87%, 5/21/29(a) 413,736 414,043
Option One Mortgage Loan Trust,
2000-5
CME Term SOFR 1 Month + 0.61%,
5.95%, 8/20/30(c) 25,971 26,041
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 610,000 608,815
Oxford Finance Funding LLC,
2020-1A
3.10%, 2/15/28(a) 64,809 63,975
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 427,000 426,842
PK Alift Loan Funding 3 LP,
2024-1
5.84%, 9/15/39(a) 370,000 371,016
Planet Fitness Master Issuer LLC,
2024-1A
5.77%, 6/5/54(a) 564,000 563,243
Face
Amount Value
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
8.55%, 3/25/29(a)(c) $ 700,000 $ 708,035
Post Road Equipment Finance LLC,
2024-1A
5.59%, 11/15/29(a) 645,000 645,118
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
8.00%, 12/27/44(a)(c) 58,411 58,515
Republic Finance Issuance Trust,
2020-A
2.47%, 11/20/30(a) 108,548 107,870
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 103,726 92,453
SMB Private Education Loan Trust,
2021-E
1.68%, 2/15/51(a) 484,933 443,924
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
2.73%, 10/16/26(a)(b) 992,022 965,833
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 539,912 517,488
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 1,030,693 975,389
Theorem Funding Trust,
2022-3A
7.60%, 4/15/29(a) 141,852 143,002
2023-1A
7.58%, 4/15/29(a) 171,025 172,570
VCP RRL ABS I Ltd.,
2021-1A
2.15%, 10/20/31(a) 319,077 302,743
VOLT XCVI LLC,
2021-NPL5
5.12%, 3/27/51(a)(b) 443,184 439,623
43,330,326
Collateralized Mortgage Obligations — Agency Collateral Series   ( 4.3% )
FHLMC
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%,
6.45%, 3/1/37(c) 124,210 125,691
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.58%, 7/1/38(c) 97,955 98,941
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.72%, 1/1/36(c) 102,088 103,090
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.18%,
6.73%, 6/1/38(c) 45,240 45,664
FHLMC Gold Pool, 15 Year
4.50%, 12/1/24 5,017 5,000

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral Series  (4.3%)
(cont’d)
FHLMC Gold Pool, 30 Year
7.50%, 5/1/35 $ 7,088 $ 7,434
8.00%, 8/1/32 3,643 3,752
8.50%, 8/1/31 4,523 4,748
GNMA I, 30 Year
8.50%, 7/15/30 400 407
GNMA I, Single Family, 30 Year
6.00%, 11/15/38 40,056 41,144
UMBS, 15 Year
4.50%, 7/1/24 207 207
5.00%, 12/1/24 4,667 4,652
UMBS, 30 Year
6.00%, 9/1/37 22,766 23,529
6.50%, 2/1/28 - 10/1/32 71,851 73,898
7.00%, 7/1/29 - 3/1/37 75,464 78,292
7.50%, 8/1/37 9,091 9,521
8.00%, 4/1/33 15,418 15,910
8.50%, 10/1/32 8,461 8,880
UMBS, Single Family, 30 Year
5.00%, 7/25/54 7,700,000 7,442,830
8,093,590
Commercial Mortgage-Backed Securities ( 10.8% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(b) 446,375 406,500
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50(a)(c) 533,308 477,000
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
0.00%, 7/15/41(a)(c) 562,000 560,573
BPR Trust
CME Term SOFR 1 Month + 1.90%,
7.23%, 4/15/37(a)(c) 354,000 355,137
Brean Asset-Backed Securities Trust
5.25%, 1/25/63(a)(b) 1,798,083 1,722,129
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55(a)(c) 128,935 124,093
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
6.14%, 4/15/34(a)(c) 1,100,000 1,061,179
BX Trust
CME Term SOFR 1 Month + 1.58%,
6.91%, 1/15/39(a)(c) 820,000 806,489
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.37%,
6.70%, 12/15/37(a)(c) 1,210,000 1,212,123
Cascade Funding Mortgage Trust
2.80%, 6/25/69(a)(c) 39,722 39,387
4.00%, 10/25/68(a)(c) 172,464 170,956
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34 29,889 29,201
CSMC Trust
3.53%, 8/15/37(a) 575,000 540,803
3.90%, 4/25/62(a)(c) 1,358,478 1,274,968
Face
Amount Value
Extended Stay America Trust
CME Term SOFR 1 Month + 1.49%,
6.82%, 7/15/38(a)(c) $ 1,089,353 $ 1,087,203
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59 491,154 425,466
FHLMC, REMIC
7.50%, 9/15/29 90,175 91,310
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 920,000 955,081
GNMA
CME Term SOFR 1 Month + 0.56%,
5.50%, 5/20/62(c) 84 83
CME Term SOFR 1 Month + 0.39%,
5.72%, 5/20/63(c) 2,920 2,849
CME Term SOFR 1 Month + 0.61%,
5.94%, 3/20/61(c) 36,431 36,466
CME Term SOFR 1 Month + 0.67%,
6.00%, 9/20/62(c) 64,252 64,274
CME Term SOFR 1 Month + 0.71%,
6.04%, 1/20/64(c) 23,669 23,713
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
6.87%, 3/15/39(a)(c) 891,000 890,867
Headlands Residential LLC
2.49%, 9/25/26(a)(c) 1,577,579 1,515,450
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.99%,
7.32%, 6/15/41(a)(c) 660,000 659,182
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
7.26%, 6/15/39(a)(c) 436,000 436,000
Natixis Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 2.28%,
7.61%, 7/15/36(a)(c) 850,000 723,780
New Residential Mortgage Loan Trust
3.75%, 5/28/52(a)(c) 27,264 25,467
3.75%, 8/25/55(a)(c) 63,945 59,940
3.84%, 9/25/57(a)(c) 170,445 156,714
Oceanview Mortgage Loan Trust
1.73%, 5/28/50(a)(c) 207,104 187,633
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.68%, 10/19/36(a)(c) 560,000 563,151
Reach Abs Trust
6.30%, 2/18/31(a) 376,471 378,355
Residential Mortgage Loan Trust
1.65%, 5/25/60(a)(c) 60,073 59,509
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.74%,
7.07%, 5/15/39(a)(c) 437,000 436,454
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.73%,
6.07%, 8/20/34(c) 58,935 54,927
Silver Hill Trust
3.10%, 11/25/49(a)(c) 203,165 200,644
Towd Point Mortgage Trust
CME Term SOFR 1 Month + 0.71%,
6.06%, 2/25/57(a)(c) 27,911 28,559

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (10.8%) (cont’d)
TX Trust
CME Term SOFR 1 Month + 1.59%,
6.91%, 6/15/39(a)(c) $ 375,000 $ 373,128
CME Term SOFR 1 Month + 2.64%,
7.96%, 6/15/39(a)(c) 400,000 400,477
TYSN Mortgage Trust
6.80%, 12/10/33(a)(c) 825,000 857,876
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.10%, 1/18/37(a)(c) 829,139 813,395
20,288,491
Corporate Bonds ( 51.0% )
Aerospace & Defense (1.3%)
BAE Systems plc
5.00%, 3/26/27(a) 1,130,000 1,122,016
Boeing Co. (The)
6.26%, 5/1/27(a) 1,272,000 1,281,078
2,403,094
Air Freight & Logistics (0.2%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 400,000 371,490
Automobiles (1.6%)
General Motors Co.
6.80%, 10/1/27 900,000 934,654
Hyundai Capital America
5.30%, 6/24/29(a) 750,000 746,162
5.50%, 3/30/26(a) 675,000 674,646
Volkswagen Group of America Finance LLC
5.40%, 3/20/26(a) 649,000 647,667
3,003,129
Banks (15.9%)
Banco Santander SA
4.18%, 3/24/28(c) 600,000 578,527
6.61%, 11/7/28 1,200,000 1,260,822
Bank of America Corp.
4.38%, 4/27/28(c) 2,900,000 2,831,260
5.08%, 1/20/27(c) 1,848,000 1,837,424
Bank of Ireland Group plc
6.25%, 9/16/26(a)(c) 990,000 995,302
Barclays plc
5.30%, 8/9/26(c) 1,425,000 1,415,913
CaixaBank SA
5.67%, 3/15/30(a)(c) 925,000 921,442
Capital One NA
2.28%, 1/28/26(c) 1,200,000 1,175,491
Citigroup, Inc.
4.60%, 3/9/26 1,160,000 1,142,024
5.61%, 9/29/26(c) 400,000 399,893
Danske Bank A/S
5.43%, 3/1/28(a)(c) 1,480,000 1,481,547
Fifth Third Bank NA
5.85%, 10/27/25(c) 1,160,000 1,159,087
HSBC Holdings plc
2.63%, 11/7/25(c) 1,325,000 1,309,718
5.60%, 5/17/28(c) 920,000 923,835
Face
Amount Value
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) $ 650,000 $ 660,667
JPMorgan Chase & Co.
5.57%, 4/22/28(c) 750,000 756,234
6.09%, 10/23/29(c) 900,000 930,146
KeyBank NA
5.85%, 11/15/27 650,000 648,071
KeyCorp
6.62%, 5/23/25(c) 950,000 946,628
PNC Financial Services Group, Inc. (The)
5.30%, 1/21/28(c) 1,112,000 1,110,736
5.49%, 5/14/30(c) 925,000 930,360
Societe Generale SA
2.63%, 1/22/25(a) 825,000 809,104
Swedbank AB
6.14%, 9/12/26(a) 1,330,000 1,353,095
Synovus Bank
5.63%, 2/15/28 375,000 362,467
Truist Financial Corp.
6.05%, 6/8/27(c) 465,000 468,473
U.S. Bancorp
5.38%, 1/23/30(c) 915,000 917,635
5.78%, 6/12/29(c) 905,000 918,945
UniCredit SpA
2.57%, 9/22/26(a)(c) 1,000,000 959,442
Westpac New Zealand Ltd.
5.13%, 2/26/27(a) 625,000 623,321
29,827,609
Capital Markets (5.7%)
Antares Holdings LP
3.95%, 7/15/26(a) 600,000 567,594
Blue Owl Credit Income Corp.
6.60%, 9/15/29(a) 560,000 552,639
Charles Schwab Corp. (The)
5.88%, 8/24/26 600,000 607,071
CI Financial Corp.
3.20%, 12/17/30 575,000 453,474
Goldman Sachs Bank USA
5.41%, 5/21/27(c) 1,730,000 1,727,722
Goldman Sachs Group, Inc. (The)
5.80%, 8/10/26(c) 650,000 650,439
HAT Holdings I LLC
3.38%, 6/15/26(a) 225,000 212,379
8.00%, 6/15/27(a) 360,000 374,720
LPL Holdings, Inc.
4.00%, 3/15/29(a) 125,000 116,577
Macquarie Group Ltd.
5.11%, 8/9/26(a)(c) 1,000,000 994,887
Nuveen LLC
5.55%, 1/15/30(a) 550,000 553,177
Oaktree Strategic Credit Fund
8.40%, 11/14/28(a) 350,000 370,144
UBS AG
7.95%, 1/9/25 3,380,000 3,415,912
10,596,735

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (51.0%) (cont’d)
Chemicals (0.7%)
Celanese US Holdings LLC
6.17%, 7/15/27 $ 894,000 $ 907,763
Sasol Financing USA LLC
8.75%, 5/3/29(a) 375,000 381,741
1,289,504
Construction & Engineering (0.2%)
MasTec, Inc.
5.90%, 6/15/29 430,000 432,155
Consumer Finance (2.7%)
Ally Financial, Inc.
8.00%, 11/1/31 600,000 662,524
Ford Motor Credit Co. LLC
6.95%, 6/10/26 2,520,000 2,569,420
General Motors Financial Co., Inc.
5.40%, 4/6/26 930,000 928,378
Hyundai Capital Services, Inc.
2.13%, 4/24/25(a) 1,000,000 972,299
5,132,621
Containers & Packaging (0.7%)
Silgan Holdings, Inc.
1.40%, 4/1/26(a) 1,325,000 1,229,235
Distributors (0.3%)
Genuine Parts Co.
6.50%, 11/1/28 500,000 524,452
Diversified REITs (0.5%)
VICI Properties LP
4.38%, 5/15/25 945,000 933,237
Electric Utilities (1.3%)
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 1,265,000 1,268,187
6.05%, 3/1/25 360,000 360,777
Southern Co. (The)
4.48%, 8/1/24(b) 825,000 823,845
2,452,809
Electronic Equipment, Instruments & Components (0.8%)
Vontier Corp.
1.80%, 4/1/26 1,700,000 1,591,282
Financial Services (3.0%)
Corebridge Financial, Inc.
3.50%, 4/4/25 1,630,000 1,603,207
Enact Holdings, Inc.
6.25%, 5/28/29 1,155,000 1,155,811
Essent Group Ltd.
6.25%, 7/1/29 470,000 469,934
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a) 938,000 919,155
Synchrony Bank
5.40%, 8/22/25 1,480,000 1,469,350
5,617,457
Face
Amount Value
Food Products (1.1%)
JDE Peet's NV
0.80%, 9/24/24(a) $ 2,150,000 $ 2,120,690
Gas Utilities (0.2%)
Ferrellgas LP
5.38%, 4/1/26(a) 300,000 293,702
Ground Transportation (1.5%)
Ashtead Capital, Inc.
4.00%, 5/1/28(a) 1,000,000 945,294
Penske Truck Leasing Co. LP
5.35%, 1/12/27(a) 500,000 499,242
5.75%, 5/24/26(a) 1,300,000 1,303,804
2,748,340
Health Care Providers & Services (1.2%)
Centene Corp.
4.25%, 12/15/27 967,000 924,081
HCA, Inc.
5.88%, 2/15/26 1,350,000 1,352,389
2,276,470
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
5.90%, 6/1/27 478,000 480,705
Insurance (2.9%)
Athene Global Funding
5.52%, 3/25/27(a) 1,170,000 1,173,392
5.62%, 5/8/26(a) 990,000 991,172
Equitable Financial Life Global Funding
1.40%, 7/7/25(a) 2,350,000 2,251,847
Global Atlantic Fin Co.
4.40%, 10/15/29(a) 1,000,000 931,989
5,348,400
IT Services (0.7%)
Genpact Luxembourg SARL
6.00%, 6/4/29 470,000 475,585
Kyndryl Holdings, Inc.
2.70%, 10/15/28 935,000 831,603
3.15%, 10/15/31 115,000 96,350
1,403,538
Media (1.2%)
Charter Communications Operating LLC
4.91%, 7/23/25 139,000 137,704
6.10%, 6/1/29 1,500,000 1,505,472
Videotron Ltd.
3.63%, 6/15/29(a) 600,000 548,301
2,191,477
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(b) 1,250,000 1,244,549
Oil, Gas & Consumable Fuels (0.8%)
Columbia Pipelines Holding Co. LLC
6.04%, 8/15/28(a) 800,000 818,456
Energy Transfer LP
4.75%, 1/15/26 325,000 321,225

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (51.0%) (cont’d)
TerraForm Power Operating LLC
5.00%, 1/31/28(a) $ 400,000 $ 382,463
1,522,144
Passenger Airlines (0.3%)
American Airlines, Inc.
5.50%, 4/20/26(a) 566,667 562,154
Pharmaceuticals (0.7%)
Bayer US Finance LLC
3.38%, 10/8/24(a) 1,240,000 1,231,160
Professional Services (0.6%)
Concentrix Corp.
6.60%, 8/2/28 600,000 607,521
6.65%, 8/2/26 600,000 606,397
1,213,918
Specialized REITs (0.6%)
EPR Properties
4.50%, 4/1/25 184,000 182,047
4.95%, 4/15/28 1,000,000 957,732
1,139,779
Specialty Retail (0.2%)
Lithia Motors, Inc.
3.88%, 6/1/29(a) 500,000 449,557
Technology Hardware, Storage & Peripherals (0.2%)
Seagate HDD Cayman
9.63%, 12/1/32 325,000 370,994
Textiles, Apparel & Luxury Goods (0.3%)
Tapestry, Inc.
7.05%, 11/27/25 520,000 528,861
Tobacco (1.3%)
Imperial Brands Finance plc
3.13%, 7/26/24(a) 1,440,000 1,437,296
5.50%, 2/1/30(a) 1,000,000 990,931
2,428,227
Trading Companies & Distributors (0.8%)
Air Lease Corp.
5.30%, 6/25/26 555,000 553,286
Aviation Capital Group LLC
6.25%, 4/15/28(a) 850,000 867,613
1,420,899
Transportation Infrastructure (0.2%)
Seaspan Corp.
5.50%, 8/1/29(a) 400,000 357,448
Wireless Telecommunication Services (0.3%)
Connect Finco SARL
6.75%, 10/1/26(a) 650,000 627,907
95,365,728
U.S. Government and Agency Securities (7.5%)
U.S. Treasury Notes
4.13%, 3/31/29 2,925,000 2,895,693
4.50%, 5/31/29 11,000,000 11,076,484
13,972,177
Face
Amount Value
Total Fixed Income Securities
(Cost $183,565,618)
181,050,312
–
Shares
Investment Companies (3.0%)
Eaton Vance Floating-Rate ETF(d) 92,849 $ 4,668,912
Eaton Vance Ultra-Short Income
ETF(d) 20,000 1,008,200
Total Investment Companies
(Cost $5,704,788)
5,677,112
Short-Term Investments (4.7%)
Investment Company ( 3.9% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%(e)
(Cost $7,228,009)
7,228,009 7,228,009
Face
Amount
U.S. Government and Agency Security ( 0.8% )
U.S. Treasury Bill
5.20%, 8/1/24
(Cost 1,523,056)
$ 1,530,000 1,523,097
Total Short-Term Investments
(Cost $8,751,065)
8,751,106
Total Investments (104.5%)
(Cost $198,021,471) (f) 195,478,530
Liabilities in Excess of Other Assets (-4.5%)
(8,473,053)
Net Assets (100.0%) $187,005,477
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(c) Floating or variable rate securities: The rates disclosed are as of June
30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) For the period ended June 30, 2024, the cost of purchases of Eaton
Vance Floating-Rate ETF and Eaton Vance Ultra-Short Income ETF,
which may be deemed affiliates of the Adviser under the Investment
Company Act of 1940, were $4,692,588 and $1,012,200,
respectively. For the period ended June 30, 2024, management fees related to the Fund’s investments in Eaton Vance Floating-Rate
ETF and Eaton Vance Ultra-Short Income ETF were reduced by
approximately $893 and $24, respectively.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by
$14,262 relating to the Fund’s investment in the Liquidity Funds.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
(f) At June 30, 2024, the aggregate cost for federal income tax purposes is $198,021,471. The aggregate gross unrealized appreciation is $527,428 and the aggregate gross unrealized depreciation is
$3,070,369, resulting in net unrealized depreciation of $2,542,941.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 298 Sep-24 $ 59,600,000 $ 60,857,188 $ 175,662
Short:
U.S. Treasury 5 Year Notes 149 Sep-24 (14,900,000) (15,880,141) (95,273)
U.S. Treasury 10 Year Notes 68 Sep-24 (6,800,000) (7,478,938) (93,500)
U.S. Treasury 10 Year Ultra Bonds 19 Sep-24 (1,900,000) (2,157,094) 15,889
$ 2,778

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 39.6%
Asset-Backed Securities 22.2
Banks 15.3
Commercial Mortgage-Backed Securities 10.4
U.S. Government and Agency Securities 7.1
Capital Markets 5.4
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open long/short futures contracts with a value of
$86,373,361 and total unrealized appreciation of $ 2,778.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (100.6%)
Municipal Bonds ( 100 .6% )
Alabama ( 2 .9% )
Black Belt Energy Gas District,
Series 2023 D-1
5.50%, 6/1/49(a) $ 2,450,000 $ 2,601,101
County of Jefferson AL,
Sewer
Series 2024
5.00%, 10/1/27 1,000,000 1,045,646
3,646,747
Arizona ( 1 .6% )
Chandler Industrial Development Authority,
Intel Corp.
Series 2007 (AMT)
4.10%, 12/1/37(a) 2,000,000 2,012,359
California ( 4 .8% )
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(a) 1,000,000 1,094,040
California Health Facilities Financing Authority,
Adventist Health System/West Obligated Group
Series 2024 A
5.00%, 12/1/28 1,000,000 1,065,304
California Pollution Control Financing Authority,
Waste Management, Inc.
Series 2003 A (AMT)
4.20%, 11/1/38(a) 1,000,000 1,001,339
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,692,277
State of California Department of General Services
Series 2024 B
5.00%, 4/1/26 1,000,000 995,079
5,848,039
Colorado ( 6 .9% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 1,000,000 1,048,919
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 2,000,000 2,124,134
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 1,500,000 1,529,430
Colorado Science and Technology Park Metropolitan District No. 1,
Series 2024 A
5.00%, 12/1/27 - 12/1/28 760,000 799,785
E-470 Public Highway Authority,
Series 2000 B
0.00%, 9/1/25 2,000,000 1,916,884
Series 2024 B
4.33%, 9/1/39(a) 1,000,000 1,000,372
8,419,524
Connecticut ( 3 .5% )
City of New Haven CT,
Series 2019 A
5.00%, 8/1/24 1,000,000 1,000,758
Face
Amount Value
Connecticut State Health & Educational Facilities Authority,
Yale-New Haven Health Obligated Group
Series 2024 A
5.00%, 7/1/26 $ 875,000 $ 903,401
State of Connecticut CT,
Special Tax
Series 2023 A
5.00%, 7/1/25 2,400,000 2,442,803
4,346,962
Florida ( 1 .6% )
County of Broward FL,
Airport System
Series A (AMT)
5.00%, 10/1/29 2,000,000 2,026,672
Georgia ( 3 .7% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2013-1
3.38%, 11/1/53(a) 500,000 496,525
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(a) 2,500,000 2,510,952
Series 2023 D
5.00%, 5/1/54(a) 1,500,000 1,589,820
4,597,297
Idaho ( 0 .5% )
Idaho Health Facilities Authority,
Trinity Health Corp Obligated Group
Series 2013 ID
3.70%, 12/1/48(a) 650,000 650,106
Illinois ( 12 .2% )
Chicago Board of Education,
Series 2017 D
5.00%, 12/1/25 1,200,000 1,215,832
Chicago Midway International Airport,
Series 2023 B
5.00%, 1/1/26 1,000,000 1,025,172
City of Chicago IL,
Series 2020 A
5.00%, 1/1/27 2,000,000 2,058,637
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(a) 1,500,000 1,497,895
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(a) 2,500,000 2,555,934
Metropolitan Pier & Exposition Authority,
Series 2023 A
5.00%, 12/15/28 1,000,000 1,040,075
Sales Tax Securitization Corp.,
Series 2020 A
5.00%, 1/1/27 1,290,000 1,339,874
State of Illinois IL,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,607,815

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (100.6%) (cont’d)
Illinois (12.2%) (cont’d)
Sales Tax
Series 2021 A
4.00%, 6/15/25 $ 1,750,000 $ 1,753,943
15,095,177
Indiana ( 2 .9% )
City of Whiting IN,
BP Products North America, Inc.
Series 2019 A (AMT)
5.00%, 12/1/44(a) 2,500,000 2,547,727
Indiana Housing & Community Development Authority,
Triple P Apartments LP
Series 2023
4.10%, 9/1/28(a) 1,000,000 1,001,972
3,549,699
Iowa ( 0 .8% )
Iowa Finance Authority,
Gevo NW Iowa RNG LLC
Series 2021 (AMT)
3.88%, 1/1/42(a) 1,000,000 997,556
Kentucky ( 2 .1% )
Kentucky Economic Development Finance Authority,
Republic Services, Inc.
Series 2010 B
3.90%, 4/1/31(a) 1,000,000 1,000,428
University of Kentucky,
Series 2014 D
3.00%, 10/1/25 1,600,000 1,586,090
2,586,518
Massachusetts ( 1 .3% )
City of Quincy MA,
Series 2024
5.00%, 7/25/25 1,000,000 1,014,641
Massachusetts Educational Financing Authority,
Series 2024 B (AMT)
5.00%, 7/1/29 575,000 605,130
1,619,771
Michigan ( 6 .7% )
Detroit Downtown Development Authority,
Catalyst Development Area
Series 2024
5.00%, 7/1/28 - 7/1/29 2,000,000 2,131,091
Michigan Finance Authority,
Trinity Health Corp. Obligated Group
Series 2015 MI
4.73%, 12/1/39(a) 2,000,000 2,000,192
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 1,750,000 1,791,683
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series F (AMT)
5.00%, 12/1/31 2,500,000 2,530,482
8,453,448
Face
Amount Value
Minnesota ( 1 .2% )
Minnesota Rural Water Finance Authority, Inc.,
Series 2023
4.38%, 4/1/25 $ 1,500,000 $ 1,500,272
Missouri ( 3 .1% )
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,112,458
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 1,300,000 1,336,376
Missouri Joint Municipal Electric Utility Commission,
Series 2023
5.00%, 1/1/26 1,345,000 1,375,287
3,824,121
New Jersey ( 3 .0% )
Bergen County Improvement Authority (The),
Series 2024
4.50%, 5/28/25 1,000,000 1,006,498
Hudson County Improvement Authority,
Series B-1
4.50%, 7/11/25 1,000,000 1,009,198
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(a) 2,000,000 1,742,533
3,758,229
New Mexico ( 0 .3% )
New Mexico Mortgage Finance Authority,
JLG NM SAF 2023 LLLP
Series 2023
5.00%, 2/1/42(a) 325,000 325,646
New York ( 8 .2% )
Long Island Power Authority,
Series 2022 B
5.00%, 9/1/52(a) 2,000,000 2,075,311
Metropolitan Transportation Authority,
Series A-2
5.00%, 11/15/24 1,360,000 1,365,949
Payroll Mobility Tax
Series 2024 A
5.37%, 12/19/24 1,000,000 998,656
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/25 500,000 507,038
Port Authority of New York & New Jersey,
Series 242
5.00%, 12/1/26 - 9/1/28 4,000,000 4,113,939
Triborough Bridge & Tunnel Authority,
Series 2021 A
5.00%, 11/1/25 1,025,000 1,049,133
10,110,026
North Carolina ( 0 .4% )
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 530,000 541,719

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (100.6%) (cont’d)
Pennsylvania ( 7 .2% )
Clairton Municipal Authority,
Series 2024 B
5.00%, 12/1/27 $ 1,450,000 $ 1,497,999
Commonwealth of Pennsylvania,
Series 2016
5.00%, 9/15/24 1,775,000 1,780,035
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2014 A
5.00%, 2/1/25 750,000 750,678
Waste Management Obligated Group
Series 2011 (AMT)
0.00%, 7/1/41(a) 1,000,000 1,000,837
Pennsylvania Turnpike Commission Registration Fee,
Series 2023
3.88%, 7/15/41(a) 2,000,000 2,000,912
Redevelopment Authority of the City of Philadelphia,
Series A
5.00%, 4/15/27 2,000,000 2,023,123
9,053,584
Puerto Rico ( 1 .9% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 2,198,000 2,295,127
South Carolina ( 3 .8% )
Greenville County School District,
Series 2023
5.00%, 12/1/24 2,000,000 2,011,497
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.00%, 11/1/31 2,500,000 2,781,153
4,792,650
Tennessee ( 0 .6% )
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 B
5.00%, 9/1/49(a) 750,000 790,573
Texas ( 14 .2% )
City of San Antonio TX,
Series 2023
5.00%, 2/1/25 1,335,000 1,348,112
Series 2023
5.64%, 2/1/26 1,500,000 1,504,498
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/26 1,000,000 1,026,965
Dallas Fort Worth International Airport,
Series 2023 B (AMT)
5.00%, 11/1/25 - 11/1/27 2,500,000 2,576,639
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 949,354
Face
Amount Value
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 $ 2,610,000 $ 2,654,989
Leander Independent School District,
Series 2016
0.00%, 8/16/25 2,500,000 2,401,517
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 1,000,000 1,042,567
Tarrant County Cultural Education Facilities Finance Corp.,
CHRISTUS Health Obligated Group
Series 2024 B
5.00%, 7/1/30 1,500,000 1,627,403
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
4.39%, 9/15/27(a) 1,550,000 1,549,625
Texas Water Development Board,
State Water Implementation Revenue Fund for Texas
Series 2023 A
5.00%, 10/15/25 1,000,000 1,023,494
17,705,163
Virginia ( 2 .4% )
City of Bristol VA,
Series 2023
5.00%, 9/1/27 1,000,000 1,015,318
Virginia Housing Development Authority,
Series 2023 E
4.10%, 10/1/27 2,000,000 2,001,677
3,016,995
Washington ( 2 .4% )
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 2,000,000 2,003,274
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(a) 1,000,000 1,017,929
3,021,203
Wisconsin ( 0 .4% )
Wisconsin Housing & Economic Development Authority Housing,
Series 2023 E
3.88%, 11/1/54(a) 500,000 498,403
Total Fixed Income Securities
(Cost $124,413,714)
125,083,586
–
Short-Term Investments (3.4%)
Municipal Bonds ( 3 .4% )
New York ( 2 .1% )
City of New York NY,
Series 2019 D-4
4.90%, 12/1/47(a) 100,000 100,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2023 CC
4.90%, 6/15/53(a) 2,500,000 2,500,000
2,600,000
–

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
At 2
Face
Amount Value
Municipal Bonds (3.4%) (cont’d)
Ohio ( 1 .3% )
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System Obligated Group
Series 2008 B-4
4.85%, 1/1/43(a) $ 1,600,000 $ 1,600,000
Total Municipal Bonds
(Cost $4,200,000)
4,200,000
Total Short-Term Investments
(Cost $4,200,000)
4,200,000
Total Investments (104.0%)
(Cost $128,613,714) (b) 129,283,586
Liabilities in Excess of Other Assets (-4.0%)
(4,969,079)
Net Assets (100.0%) $124,314,507
(a) Floating or variable rate securities: The rates disclosed are as of June
30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) At June 30, 2024, the aggregate cost for federal income tax purposes is $128,613,714. The aggregate gross unrealized appreciation is $756,867 and the aggregate gross unrealized depreciation is
$86,995, resulting in net unrealized appreciation of $669,872.
AGM Insured by Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
NATL Insured by National Public Finance Guarantee Corp.

Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 44 .8%
Texas 13 .7
Illinois 11 .7
New York 9 .8
Pennsylvania 7 .0
Michigan 6 .5
Colorado 6 .5
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (97.3%)
Asset-Backed Securities ( 15.2% )
AASET US Ltd.,
2018-2A
4.45%, 11/18/38(a) $ 1,202,604 $ 1,133,622
ACHV ABS Trust,
2023-3PL
7.17%, 8/19/30(a) 129,097 129,579
American Homes 4 Rent Trust,
2015-SFR2
6.07%, 10/17/52(a) 1,001,000 996,952
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 590,936 556,919
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
9.92%, 7/15/37(a)(b) 1,000,000 1,001,215
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) 927,724 899,576
Blackbird Capital II Aircraft Lease Ltd.,
2021-1A
2.44%, 7/15/46(a) 1,146,768 1,027,660
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,840,000 1,579,707
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 2,125,000 1,947,654
Conn's Receivables Funding LLC,
2023-A
10.00%, 1/17/28(a) 370,000 373,606
ContiMortgage Home Equity Loan Trust,
1995-2
8.10%, 8/15/25 17,335 15,099
Dell Equipment Finance Trust,
2023-3
5.93%, 4/23/29(a) 675,000 680,314
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 1,283,576 1,220,050
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 1,199,054 1,104,307
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 894,426
2021-SFR3
3.98%, 12/17/38(a) 1,000,000 893,459
FMC GMSR Issuer Trust,
2022-GT2
7.90%, 7/25/27(a) 2,675,000 2,717,139
FortiFi ,
2023-1A
6.23%, 9/20/59(a) 2,809,156 2,657,428
GAIA Aviation Ltd.,
2019-1
7.00%, 12/15/44(a)(c) 1,651,585 1,137,637
Face
Amount Value
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) $ 574,778 $ 524,009
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 1,749,466 1,695,412
2021-1A
2.77%, 4/20/29(a) 755,102 729,404
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) 1,558,520 1,257,454
2021-1A
5.74%, 10/15/56(a) 2,256,225 1,824,431
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 203,331 182,909
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 284,104 270,147
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 645,005 589,227
MAPS Ltd.,
2018-1A
4.21%, 5/15/43(a) 106,763 101,490
Marlette Funding Trust,
2023-3A
6.71%, 9/15/33(a) 2,300,000 2,314,049
METAL LLC,
2017-1
4.58%, 10/15/42(a) 503,297 331,003
Mosaic Solar Loan Trust,
2020-1A
2.10%, 4/20/46(a) 448,804 388,185
Newtek Small Business Loan Trust,
2018-1
US Prime Rate - 0.55%,
7.95%, 2/25/44(a)(b) 130,194 129,291
2023-1
US Prime Rate - 0.50%,
8.00%, 7/25/50(a)(b) 869,510 866,488
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
10.03%, 7/20/37(a)(b) 1,000,000 1,002,723
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 2,365,000 2,360,406
Planet Fitness Master Issuer LLC,
2024-1A
5.77%, 6/5/54(a) 973,000 971,694
PMC PLS ESR Issuer LLC,
2022-PLS1
5.11%, 2/25/27(a)(c) 1,336,630 1,311,462
PMT Issuer Trust-FMSR,
2021-FT1
CME Term SOFR 1 Month + 3.11%,
8.46%, 3/25/26(a)(b) 3,900,000 3,949,284

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (15.2%) (cont’d)
2022-FT1
SOFR30A + 4.19%,
9.53%, 6/25/27(a)(b) $ 2,700,000 $ 2,736,826
PRET LLC,
2021-NPL6
2.49%, 7/25/51(a)(c) 653,425 643,359
Progress Residential,
2021-SFR4
2.31%, 5/17/38(a) 650,000 607,762
PRPM LLC,
2022-3
5.56%, 6/25/27(a)(c) 1,916,454 1,899,745
Raptor Aircraft Finance I LLC,
2019-1
4.21%, 8/23/44(a) 1,908,186 1,611,934
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
8.00%, 12/27/44(a)(b) 194,703 195,048
Republic Finance Issuance Trust,
2020-A
3.54%, 11/20/30(a) 1,385,000 1,363,776
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 1,423,000 1,374,235
SERVPRO Master Issuer LLC,
2024-1A
6.17%, 1/25/54(a) 628,425 634,419
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
2.73%, 10/16/26(a)(c) 1,546,701 1,505,868
STAR Trust,
2021-SFR1
CME Term SOFR 1 Month + 3.31%,
8.64%, 4/17/38(a)(b) 800,000 779,753
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 228,424 218,937
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 2,147,276 2,032,061
Sunbird Engine Finance LLC,
2020-1A
3.67%, 2/15/45(a) 731,007 695,253
Sunnova Hestia I Issuer LLC,
2023-GRID1
5.75%, 12/20/50(a) 478,033 482,246
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 700,369 741,355
59,287,994
Collateralized Mortgage Obligations — Agency Collateral Series   ( 20.9% )
FHLMC Gold Pool, 30 Year
4.00%, 6/1/44 - 1/1/48 265,760 249,021
6.00%, 10/1/36 - 8/1/38 34,183 35,395
6.50%, 12/1/25 - 8/1/33 41,225 42,598
7.00%, 6/1/28 - 11/1/31 6,925 7,154
Face
Amount Value
FHLMC Gold Pool, Other
3.50%, 4/1/49 - 8/1/49 $ 164,695 $ 145,711
4.00%, 10/1/49 - 11/1/49 137,413 125,369
5.41%, 7/1/37 - 8/1/37 8,712 8,356
5.44%, 1/1/37 - 2/1/38 37,015 35,249
5.46%, 8/1/37 - 1/1/38 25,683 24,447
5.50%, 8/1/37 - 11/1/37 37,410 35,960
5.62%, 12/1/36 - 8/1/37 35,714 34,338
FNMA, 30 Year
3.50%, 2/1/48 - 5/1/48 820,397 739,516
5.62%, 12/1/36 16,085 15,383
FNMA, Other
3.50%, 1/1/48 - 1/1/50 1,043,366 927,063
4.00%, 8/1/49 - 9/1/49 380,009 346,702
4.50%, 3/1/49 - 8/1/49 362,838 340,980
GNMA I, 30 Year
6.50%, 5/15/40 157,276 161,367
GNMA II, Other
4.50%, 5/20/49 - 7/20/49 127,346 120,266
GNMA II, Single Family, 30 Year
3.50%, 11/20/40 - 7/20/46 340,040 312,579
4.00%, 8/20/41 - 11/20/49 1,811,525 1,693,597
4.50%, 4/20/49 22,974 22,121
5.00%, 12/20/48 13,517 12,492
UMBS Pool, 30 Year
4.00%, 4/1/49 319,901 296,760
4.50%, 2/1/49 269,462 257,356
UMBS, 30 Year
4.00%, 11/1/41 - 3/1/49 1,867,202 1,757,649
4.50%, 3/1/41 - 11/1/44 519,164 504,130
5.00%, 3/1/41 64,594 64,656
5.50%, 6/1/35 - 1/1/37 23,982 24,389
6.50%, 6/1/26 - 1/1/34 295,287 303,184
7.00%, 5/1/28 - 12/1/33 43,639 45,228
9.50%, 4/1/30 2,459 2,471
UMBS, Single Family, 30 Year
4.00%, 7/25/54 4,875,000 4,461,387
4.50%, 7/25/54 18,800,000 17,727,075
5.00%, 7/25/54 43,560,000 42,105,150
5.50%, 7/25/54 8,775,000 8,656,057
81,641,156
Commercial Mortgage-Backed Securities ( 19.7% )
Adjustable Rate Mortgage Trust
5.69%, 6/25/35(b) 13,938 13,767
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 1,171,734 1,067,063
Alternative Loan Trust
CME Term SOFR 1 Month + 0.47%,
5.82%, 5/25/47(b) 62,061 55,805
Banc of America Alternative Loan Trust
CME Term SOFR 1 Month + 0.76%,
6.00%, 7/25/46(b) 85,969 66,617
6.36%, 10/25/36(c) 382,723 109,471
Banc of America Funding Trust
5.25%, 7/25/37 7,745 7,579

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (19.7%) (cont’d)
BANK
3.02%, 12/15/53(b) $ 4,200,000 $ 2,251,495
IO
0.96%, 10/17/52(b) 13,944,681 477,250
BBCMS Mortgage Trust
IO
0.64%, 12/15/55(b) 18,371,040 637,017
Bear Stearns ARM Trust
5.03%, 2/25/34(b) 357,835 336,220
Benchmark Mortgage Trust
3.76%, 7/15/53(a) 2,000,000 1,901,160
IO
0.99%, 9/15/48(a)(b) 31,000,000 646,645
BF Mortgage Trust
CME Term SOFR 1 Month + 2.00%,
7.33%, 12/15/35(a)(b) 2,500,000 2,241,670
BPR Trust
CME Term SOFR 1 Month + 3.00%,
8.33%, 5/15/39(a)(b) 2,320,000 2,331,894
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) 1,319,193 1,195,432
Brean Asset-Backed Securities Trust
1.40%, 10/25/63(a)(b) 2,067,728 1,814,853
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.14%,
8.47%, 6/15/27(a)(b) 5,000,000 5,026,032
BXP Trust
CME Term SOFR 1 Month + 3.05%,
8.38%, 11/15/34(a)(b) 1,150,000 525,669
Cascade Funding Mortgage Trust
4.00%, 10/25/68(a)(b) 2,119,215 1,914,038
CFMT LLC
3.75%, 4/25/25(a)(b) 2,650,000 2,547,446
ChaseFlex Trust
6.00%, 2/25/37 591,956 214,598
Citigroup Commercial Mortgage Trust
3.62%, 12/10/41(a)(b) 1,100,000 785,900
IO
0.86%, 11/10/48(b) 2,265,741 14,990
1.02%, 9/10/58(b) 4,070,468 35,195
COLT Trust
1.67%, 9/25/61(a)(b) 1,150,510 1,007,316
Commercial Mortgage Trust
3.51%, 8/15/57(a)(b) 1,400,000 1,370,938
IO
0.77%, 10/10/47(b) 1,938,121 1,170
0.93%, 7/15/47(b) 235,446 127
Extended Stay America Trust
CME Term SOFR 1 Month + 2.36%,
7.69%, 7/15/38(a)(b) 1,811,050 1,811,406
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 9/25/55 878,217 752,065
3.00%, 8/25/57 630,861 537,015
3.00%, 3/25/58 862,883 735,411
4.25%, 8/25/59(a)(b) 2,700,000 2,492,423
4.25%, 11/25/60(a)(b) 750,000 690,051
Face
Amount Value
4.75%, 10/25/58(b) $ 1,300,000 $ 1,237,974
FHLMC, Multifamily Structured Pass-Through Certificates
IO REMIC
2.72%, 1/25/49(b) 17,200,000 2,389,924
2.72%, 1/25/49(b) 4,091,469 531,329
2.74%, 2/25/49(b) 9,522,157 1,301,939
2.83%, 8/25/48(b) 5,484,002 698,403
3.17%, 11/25/36(b) 4,400,000 1,087,298
3.32%, 5/25/32(b) 11,220,034 2,161,252
FHLMC, REMIC
IO REMIC
SOFR30A + 5.89%,
0.55%, 11/15/43(b) 347,633 23,381
FNMA, REMIC
7.00%, 9/25/32 71,249 73,648
IO REMIC
8.00%, 9/18/27 13,698 1,166
FNMA, Strips
IO REMIC
6.50%, 9/25/29 15,599 1,583
6.50%, 9/25/29 6,438 595
6.50%, 9/25/29 10,441 906
6.50%, 12/25/29 14,982 1,415
6.50%, 12/25/29 6,495 595
6.50%, 12/25/29 9,713 893
6.50%, 12/25/29 12,834 1,083
8.50%, 10/25/25 607 9
FREMF Mortgage Trust
SOFR30A + 4.46%,
9.79%, 12/25/26(a)(b) 60,721 59,169
SOFR30A + 5.36%,
10.69%, 7/25/26(a)(b) 44,850 30,994
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 1,775,000 1,842,684
GNMA
IO REMIC
5.00%, 2/16/41 70,550 13,597
GS Mortgage Securities Trust
IO
0.68%, 9/10/47(b) 2,279,916 1,250
1.35%, 10/10/48(b) 4,353,538 56,768
GWT
CME Term SOFR 1 Month + 1.69%,
7.02%, 5/15/41(a)(b) 1,363,000 1,367,258
Headlands Residential LLC
2.49%, 9/25/26(a)(b) 2,699,775 2,593,451
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.97%, 6/15/41(a)(b) 840,000 838,952
CME Term SOFR 1 Month + 2.54%,
7.87%, 6/15/41(a)(b) 810,000 807,988
J.P. Morgan Chase Commercial Mortgage Securities Trust
IO
0.64%, 4/15/46(b) 6,956,250 19,660
0.71%, 12/15/49(b) 3,513,283 36,129

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (19.7%) (cont’d)
J.P. Morgan Mortgage Trust
5.09%, 6/25/37(b) $ 45,293 $ 36,495
Jackson Park Trust
3.35%, 10/14/39(a)(b) 1,700,000 1,342,931
JPMBB Commercial Mortgage Securities Trust
IO
0.99%, 8/15/47(b) 265,678 170
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
7.26%, 6/15/39(a)(b) 885,000 885,001
Lehman Mortgage Trust
6.50%, 9/25/37 619,817 201,238
LHOME Mortgage Trust
8.00%, 6/25/28(a)(c) 425,000 432,227
MF1X
CME Term SOFR 1 Month + 2.82%,
8.15%, 12/15/34(a)(b) 4,350,000 4,162,848
MFT Mortgage Trust
3.39%, 8/10/40(a)(b) 1,000,000 627,098
MFT Trust
3.59%, 2/10/42(a)(b) 800,000 422,792
MKT Mortgage Trust
3.04%, 2/12/40(a)(b) 1,000,000 528,998
Natixis Commercial Mortgage Securities Trust
4.46%, 1/15/43(a)(b) 800,000 655,177
CME Term SOFR 1 Month + 2.28%,
7.61%, 7/15/36(a)(b) 2,300,000 1,958,464
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) 2,900,000 2,529,262
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.68%, 10/19/36(a)(b) 850,000 854,782
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
6.72%, 5/15/39(a)(b) 1,193,000 1,191,508
SG Commercial Mortgage Securities Trust
3.85%, 3/15/37(a)(b) 1,900,000 1,651,486
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 482,138
Taubman Centers Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.19%,
7.51%, 5/15/37(a)(b) 2,300,000 2,319,099
TX Trust
CME Term SOFR 1 Month + 1.59%,
6.91%, 6/15/39(a)(b) 765,000 761,181
TYSN Mortgage Trust
6.80%, 12/10/33(a)(b) 1,717,000 1,785,421
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.10%, 1/18/37(a)(b) 1,434,186 1,406,953
77,032,290
Corporate Bonds ( 30.3% )
Aerospace & Defense (0.4%)
Boeing Co. (The)
6.26%, 5/1/27(a) 363,000 365,591
Face
Amount Value
6.30%, 5/1/29(a) $ 1,217,000 $ 1,234,485
1,600,076
Automobiles (1.2%)
Ford Motor Co.
3.25%, 2/12/32 1,855,000 1,533,987
Hyundai Capital America
5.30%, 6/24/29(a) 3,275,000 3,258,239
4,792,226
Banks (11.0%)
AIB Group plc
5.87%, 3/28/35(a)(b) 1,000,000 993,885
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a) 1,230,000 1,050,402
Banco Santander SA
4.18%, 3/24/28(b) 1,200,000 1,157,054
5.54%, 3/14/30(b) 1,200,000 1,191,417
6.35%, 3/14/34 1,560,000 1,562,009
Bank Hapoalim BM
3.26%, 1/21/32(a)(b) 1,059,000 953,005
Bank of America Corp.
5.47%, 1/23/35(b) 3,767,000 3,764,576
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) 1,425,000 1,314,059
5.60%, 3/20/30(a)(b) 1,250,000 1,249,839
Bank of Nova Scotia (The)
8.00%, 1/27/84(b) 1,000,000 1,035,169
BBVA Bancomer SA
8.13%, 1/8/39(a)(b) 1,607,000 1,628,434
BNP Paribas SA
5.18%, 1/9/30(a)(b) 737,000 729,503
7.75%, 8/16/29(a)(b)(d) 1,000,000 1,011,015
BPCE SA
5.15%, 7/21/24(a) 2,900,000 2,897,365
CaixaBank SA
6.84%, 9/13/34(a)(b) 1,212,000 1,280,605
Credit Agricole SA
6.25%, 1/10/35(a)(b) 1,926,000 1,938,824
Intesa Sanpaolo SpA
8.25%, 11/21/33(a)(b) 1,340,000 1,478,762
JPMorgan Chase & Co.
2.52%, 4/22/31(b) 50,000 43,232
2.74%, 10/15/30(b) 50,000 44,255
2.96%, 1/25/33(b) 50,000 42,648
3.78%, 2/1/28(b) 200,000 192,712
4.01%, 4/23/29(b) 50,000 47,821
4.91%, 7/25/33(b) 50,000 48,581
5.34%, 1/23/35(b) 2,296,000 2,283,246
5.35%, 6/1/34(b) 200,000 199,222
5.77%, 4/22/35(b) 1,714,000 1,759,234
KeyBank NA
5.85%, 11/15/27 1,000,000 997,032
Societe Generale SA
2.63%, 1/22/25(a) 1,625,000 1,593,690
5.63%, 1/19/30(a)(b) 1,302,000 1,284,594
6.07%, 1/19/35(a)(b) 621,000 615,218
Swedbank AB
5.41%, 3/14/29(a) 1,000,000 1,001,618

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (30.3%) (cont’d)
Toronto-Dominion Bank (The)
8.13%, 10/31/82(b) $ 1,825,000 $ 1,895,923
Truist Financial Corp.
7.16%, 10/30/29(b) 925,000 982,465
U.S. Bancorp
5.38%, 1/23/30(b) 276,000 276,795
5.68%, 1/23/35(b) 3,342,000 3,356,130
5.84%, 6/12/34(b) 330,000 334,745
5.85%, 10/21/33(b) 660,000 670,632
42,905,716
Biotechnology (0.2%)
AbbVie, Inc.
5.50%, 3/15/64 804,000 794,328
Capital Markets (3.0%)
Blue Owl Credit Income Corp.
6.65%, 3/15/31 1,500,000 1,466,895
Brookfield Finance, Inc.
5.68%, 1/15/35 1,677,000 1,659,969
Charles Schwab Corp. (The)
5.85%, 5/19/34(b) 1,220,000 1,244,481
6.14%, 8/24/34(b) 942,000 981,311
CI Financial Corp.
3.20%, 12/17/30 1,493,000 1,177,456
HAT Holdings I LLC
3.38%, 6/15/26(a) 624,000 588,998
3.75%, 9/15/30(a) 375,000 327,432
Jefferies Financial Group, Inc.
6.20%, 4/14/34 1,369,000 1,387,313
LPL Holdings, Inc.
4.00%, 3/15/29(a) 878,000 818,835
Nuveen LLC
5.85%, 4/15/34(a) 1,086,000 1,090,902
TPG Operating Group II LP
5.88%, 3/5/34 1,160,000 1,165,370
11,908,962
Chemicals (0.3%)
Celanese US Holdings LLC
6.17%, 7/15/27 1,100,000 1,116,934
Construction & Engineering (0.3%)
MasTec , Inc.
5.90%, 6/15/29 979,000 983,906
Consumer Finance (1.8%)
Ally Financial, Inc.
4.70%, 5/15/26(b)(d) 1,053,000 929,921
6.85%, 1/3/30(b) 810,000 832,620
8.00%, 11/1/31 1,190,000 1,314,006
Ford Motor Credit Co. LLC
6.13%, 3/8/34 500,000 494,902
7.12%, 11/7/33 597,000 631,197
7.35%, 3/6/30 1,002,000 1,060,968
General Motors Financial Co., Inc.
5.80%, 1/7/29 1,197,000 1,208,097
5.95%, 4/4/34 628,000 628,783
7,100,494
Face
Amount Value
Containers & Packaging (0.5%)
Smurfit Kappa Treasury ULC
5.78%, 4/3/54(a) $ 766,000 $ 762,374
Trivium Packaging Finance BV
5.50%, 8/15/26(a)(c) 1,381,000 1,354,570
2,116,944
Diversified REITs (0.3%)
VICI Properties LP
5.75%, 4/1/34 1,086,000 1,076,540
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
2.75%, 6/1/31 50,000 42,829
3.50%, 9/15/53 2,150,000 1,460,640
3.65%, 6/1/51 385,000 272,158
5.55%, 8/15/41 300,000 292,442
2,068,069
Entertainment (0.3%)
Warnermedia Holdings, Inc.
5.14%, 3/15/52 1,392,000 1,084,525
Financial Services (2.0%)
Enact Holdings, Inc.
6.25%, 5/28/29 1,715,000 1,716,205
Essent Group Ltd.
6.25%, 7/1/29 690,000 689,904
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a) 2,941,000 2,881,913
Nationwide Building Society
4.30%, 3/8/29(a)(b) 1,050,000 1,005,603
Rocket Mortgage LLC
3.88%, 3/1/31(a) 1,537,000 1,340,699
7,634,324
Food Products (0.1%)
Smithfield Foods, Inc.
5.20%, 4/1/29(a) 200,000 194,125
Ground Transportation (0.5%)
Ashtead Capital, Inc.
5.95%, 10/15/33(a) 1,850,000 1,854,888
Health Care Equipment & Supplies (0.3%)
Medline Borrower LP
3.88%, 4/1/29(a) 1,453,000 1,339,179
Health Care Providers & Services (0.5%)
Centene Corp.
2.50%, 3/1/31 2,603,000 2,138,171
Health Care REITs (0.3%)
Ventas Realty LP
5.63%, 7/1/34 1,356,000 1,344,758
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
6.00%, 8/15/29 676,000 679,721
Resorts World Las Vegas LLC
4.63%, 4/16/29(a) 1,100,000 987,603
1,667,324

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (30.3%) (cont’d)
Insurance (1.0%)
Global Atlantic Fin Co.
4.70%, 10/15/51(a)(b) $ 1,320,000 $ 1,226,381
6.75%, 3/15/54(a) 1,655,000 1,638,120
7.95%, 10/15/54(a)(b) 890,000 896,866
3,761,367
IT Services (0.3%)
Kyndryl Holdings, Inc.
6.35%, 2/20/34 1,200,000 1,219,617
Media (0.8%)
Charter Communications Operating LLC
3.70%, 4/1/51 750,000 456,506
4.80%, 3/1/50 2,261,000 1,660,270
LCPR Senior Secured Financing DAC
6.75%, 10/15/27(a) 1,150,000 1,078,263
3,195,039
Metals & Mining (0.7%)
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 1,380,000 1,320,094
Nexa Resources SA
6.75%, 4/9/34(a) 1,234,000 1,254,743
2,574,837
Oil, Gas & Consumable Fuels (1.3%)
Aethon United BR LP
8.25%, 2/15/26(a) 1,110,000 1,123,028
Global Partners LP
7.00%, 8/1/27 615,000 618,045
Petrobras Global Finance BV
6.50%, 7/3/33 1,379,000 1,374,250
Raizen Fuels Finance SA
6.45%, 3/5/34(a) 722,000 733,857
6.95%, 3/5/54(a) 340,000 346,080
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 902,000 822,995
5,018,255
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.65%, 2/22/64 262,000 256,136
Professional Services (0.6%)
Concentrix Corp.
6.60%, 8/2/28 2,200,000 2,227,576
Software (0.2%)
McAfee Corp.
7.38%, 2/15/30(a) 975,000 901,424
Specialized REITs (0.3%)
EPR Properties
3.60%, 11/15/31 1,526,000 1,272,997
Specialty Retail (0.1%)
PetSmart, Inc.
4.75%, 2/15/28(a) 450,000 418,516
Face
Amount Value
Textiles, Apparel & Luxury Goods (0.4%)
Tapestry, Inc.
7.00%, 11/27/26 $ 425,000 $ 436,936
7.35%, 11/27/28 1,000,000 1,038,145
1,475,081
Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.38%, 7/1/25 52,000 50,826
5.20%, 7/15/31 1,015,000 992,228
1,043,054
Wireless Telecommunication Services (0.3%)
Connect Finco SARL
6.75%, 10/1/26(a) 1,125,000 1,086,763
118,172,151
Municipal Bonds ( 1.1% )
Illinois ( 0.2% )
Chicago O'Hare International Airport,
Series 2010 B
6.40%, 1/1/40 255,000 274,617
Illinois State Toll Highway Authority,
Series 2009 A
6.18%, 1/1/34 477,000 499,668
774,285
Michigan ( 0.3% )
University of Michigan,
Series 2022 A
4.45%, 4/1/22 1,645,000 1,363,542
New York ( 0.6% )
City of New York NY,
Series 2010 G-1
5.97%, 3/1/36 270,000 280,113
Onondaga Civic Development Corp.,
Syracuse University
Series 2020 B
3.07%, 12/1/55 2,925,000 1,988,231
2,268,344
4,406,171
Sovereign ( 1.1% )
Dominican Republic Government Bond
5.88%, 1/30/60(a) 700,000 595,653
Mexico Government Bond
3.25%, 4/16/30 750,000 661,432
3.75%, 4/19/71 850,000 512,830
Petroleos Mexicanos
6.84%, 1/23/30 2,685,000 2,365,340
Philippine Government Bond
4.20%, 3/29/47 420,000 351,225
4,486,480
Supranational ( 0.3% )
Banque Ouest Africaine de Developpement
4.70%, 10/22/31(a) 1,240,000 1,086,099
U.S. Government and Agency Securities ( 8.7% )
U.S. Treasury Bonds
4.25%, 2/15/54 2,395,000 2,281,050
4.50%, 2/15/44 900,000 883,125
4.63%, 5/15/44 247,000 246,576

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
U.S. Government and Agency Securities (8.7%) (cont’d)
U.S. Treasury Notes
4.00%, 2/29/28 $ 1,850,000 $ 1,822,033
4.00%, 2/15/34 1,825,000 1,771,818
4.38%, 5/15/34 7,912,000 7,915,091
4.50%, 3/31/26 5,500,000 5,471,641
4.50%, 5/31/29 2,820,000 2,839,608
4.88%, 11/30/25 9,250,000 9,240,786
4.88%, 5/31/26 1,531,000 1,534,229
34,005,957
Total Fixed Income Securities
(Cost $395,522,718)
380,118,298
–
Shares
Investment Companies (1.3%)
Eaton Vance Floating-Rate ETF(e) 77,300 3,887,030
Eaton Vance Ultra-Short Income
ETF(e) 23,000 1,159,430
Total Investment Companies
(Cost $5,080,498)
5,046,460
Short-Term Investments (20.2%)
Investment Company ( 8.7% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%(f)
(Cost $34,022,908)
34,022,908 34,022,908
Face
Amount
U.S. Government and Agency Securities ( 11.5% )
U.S. Treasury Bills
5.14%, 7/25/24 $ 42,000,000 41,853,560
5.20%, 8/1/24 3,015,000 3,001,397
Total U.S. Government and Agency
Securities
(Cost $44,852,065)
44,854,957
Total Short-Term Investments
(Cost $78,874,973)
78,877,865
Total Investments (118.8%)
(Cost $479,478,189) (g) 464,042,623
Liabilities in Excess of Other Assets (-18.8%)
(73,313,832)
Net Assets (100.0%) $390,728,791
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(d) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2024.
(e) For the period ended June 30, 2024, the cost of purchases of Eaton
Vance Floating-Rate ETF and Eaton Vance Ultra-Short Income ETF,
which may be deemed affiliates of the Adviser under the Investment
Company Act of 1940, were $3,917,358 and $1,163,140,
respectively. For the period ended June 30, 2024, management fees related to the Fund’s investments in Eaton Vance Floating-Rate
ETF and Eaton Vance Ultra-Short Income ETF were reduced by
approximately $5,245 and $341, respectively.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by
$43,660 relating to the Fund’s investment in the Liquidity Funds.
(g) At June 30, 2024, the aggregate cost for federal income tax purposes is $479,478,189. The aggregate gross unrealized appreciation is $2,399,627 and the aggregate gross unrealized depreciation is $17,835,193, resulting in net unrealized depreciation of
$15,435,566.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 309 Sep-24 $ 61,800,000 $ 63,103,594 $ 126,476
U.S. Treasury 5 Year Notes 656 Sep-24 65,600,000 69,915,250 513,949
U.S. Treasury 10 Year Notes 138 Sep-24 13,800,000 15,177,844 126,535
U.S. Treasury Long Bonds 74 Sep-24 7,400,000 8,755,125 142,412
U.S. Treasury Ultra Bonds 148 Sep-24 14,800,000 18,550,875 499,243
Short:
U.S. Treasury 10 Year Ultra Bonds 203 Sep-24 (20,300,000) (23,046,844) (138,494)
$ 1,270,121

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 19.5%
Collateralized Mortgage Obligations — Agency
Collateral Series 17.6
Short-Term Investments 17.0
Commercial Mortgage-Backed Securities 16.6
Asset-Backed Securities 12.8
Banks 9.2
U.S. Government and Agency Securities 7.3
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open long/short futures contracts with a value of
$198,549,532 and total unrealized appreciation of $ 1,270,121.

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (91.1%)
Asset-Backed Securities ( 19.8% )
ACHV ABS TRUST,
2023-4CP
6.81%, 11/25/30(a) $ 22,962 $ 22,977
ACM Auto Trust,
2023-2A
7.97%, 6/20/30(a) 164,209 165,092
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 400,000 400,116
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 205,000 205,460
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 81,317 81,836
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 325,000 325,056
Bank of America Auto Trust,
2023-2A
5.85%, 8/17/26(a) 188,200 188,363
CarNow Auto Receivables Trust,
2023-2A
7.38%, 1/15/26(a) 29,557 29,625
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 328,249 330,322
2024-1A
SOFR30A + 0.77%,
6.10%, 5/15/36(a)(b) 156,964 157,214
Conn's Receivables Funding LLC,
2023-A
8.01%, 1/17/28(a) 9,205 9,213
2024-A
7.05%, 1/16/29(a) 228,376 228,615
Continental Airlines Pass-Through Trust,
2012-2A
4.00%, 10/29/24 250,878 250,858
Dell Equipment Finance Trust,
2023-1
5.65%, 9/22/28(a) 103,704 103,719
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 65,000 64,856
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 324,625 318,688
Driven Brands Funding LLC,
2018-1A
4.74%, 4/20/48(a) 169,200 166,913
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 181,683 181,415
2024-2
5.74%, 12/20/26(a) 145,000 145,447
Face
Amount Value
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) $ 171,006 $ 172,867
Ford Credit Auto Owner Trust,
2023-B
5.57%, 6/15/26 158,055 158,001
FREED ABS Trust,
2022-4FP
7.58%, 12/18/29(a) 1,013 1,014
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 70,845 70,552
GM Financial Consumer Automobile Receivables Trust,
2023-2
5.10%, 5/18/26 112,563 112,410
2024-1
5.12%, 2/16/27 30,000 29,912
HPEFS Equipment Trust,
2024-1A
5.38%, 5/20/31(a) 220,000 219,640
Hyundai Auto Lease Securitization Trust,
2022-C
4.38%, 10/15/25(a) 66,558 66,379
Invitation Homes Trust,
2018-SFR4
CME Term SOFR 1 Month + 1.21%,
6.54%, 1/17/38(a)(b) 437,448 438,372
J.P. Morgan Mortgage Trust,
2023-HE3
SOFR30A + 1.60%,
6.93%, 5/25/54(a)(b) 62,013 62,634
2024-HE2
SOFR30A + 1.20%,
6.53%, 10/25/54(a)(b) 194,380 195,477
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 89,121 89,109
2023-2A
5.93%, 6/15/27(a) 72,428 72,506
2023-4A
6.21%, 10/15/26(a) 67,478 67,569
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 100,000 100,269
LL ABS Trust,
2022-1A
5.05%, 11/15/29(a) 226,688 225,878
Marlette Funding Trust,
2023-2A
6.04%, 6/15/33(a) 50,344 50,331
2023-3A
6.49%, 9/15/33(a) 89,346 89,429
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 147,000 147,333
Octane Receivables Trust,
2022-1A
4.18%, 3/20/28(a) 228,500 226,782

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (19.8%) (cont’d)
2024-2A
5.80%, 7/20/32(a) $ 300,000 $ 300,437
Oportun Funding XIV LLC,
2021-A
1.21%, 3/8/28(a) 71,574 69,467
Oportun Issuance Trust,
2024-1A
6.33%, 4/8/31(a) 198,511 198,624
Oscar US Funding XIV LLC,
2022-1A
2.30%, 4/10/26(a) 157,895 156,077
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 265,000 264,485
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 300,000 299,889
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
6.71%, 7/25/51(a)(b) 524,804 521,401
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 148,354 148,939
2023-1A
7.48%, 7/16/29(a) 200,000 202,047
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 52,283 52,191
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 178,316 178,295
Theorem Funding Trust,
2023-1A
7.58%, 4/15/29(a) 140,646 141,916
8,506,017
Commercial Mortgage-Backed Securities ( 10.4% )
BPR Trust
CME Term SOFR 1 Month + 1.90%,
7.23%, 4/15/37(a)(b) 185,000 185,594
CME Term SOFR 1 Month + 3.00%,
8.33%, 5/15/39(a)(b) 200,000 201,025
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
6.14%, 9/15/36(a)(b) 200,000 198,025
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.37%,
6.70%, 12/15/37(a)(b) 265,000 265,465
CME Term SOFR 1 Month + 1.55%,
6.88%, 12/15/37(a)(b) 300,000 300,056
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
6.34%, 12/25/41(a)(b) 342,079 343,309
CSMC Trust
CME Term SOFR 1 Month + 3.14%,
8.47%, 9/9/24(a)(b) 350,000 351,471
Face
Amount Value
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
6.52%, 7/15/38(a)(b) $ 295,033 $ 294,638
CME Term SOFR 1 Month + 1.49%,
6.82%, 7/15/38(a)(b) 170,665 170,329
CME Term SOFR 1 Month + 1.81%,
7.14%, 7/15/38(a)(b) 90,779 90,713
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
6.59%, 3/25/44(a)(b) 195,762 196,603
SOFR30A + 1.35%,
6.69%, 2/25/44(a)(b) 466,748 469,460
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.97%, 6/15/41(a)(b) 140,000 139,825
Marlette Funding Trust
6.50%, 4/15/33(a) 325,000 326,566
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.24%, 4/15/38(a)(b) 188,747 187,615
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.68%, 10/19/36(a)(b) 200,000 201,125
Reach Abs Trust
6.30%, 2/18/31(a) 265,289 266,617
TX Trust
CME Term SOFR 1 Month + 1.59%,
6.91%, 6/15/39(a)(b) 140,000 139,301
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.10%, 1/18/37(a)(b) 123,250 120,910
4,448,647
Corporate Bonds ( 55.5% )
Aerospace & Defense (0.6%)
BAE Systems Holdings, Inc.
3.80%, 10/7/24(a) 175,000 174,032
Boeing Co. (The)
4.88%, 5/1/25 100,000 98,957
272,989
Automobiles (1.6%)
Hyundai Capital America
5.45%, 6/24/26(a) 200,000 199,766
5.80%, 6/26/25(a) 175,000 175,177
6.25%, 11/3/25(a) 70,000 70,555
Volkswagen Group of America Finance LLC
6.18%, 3/20/26(a)(b) 250,000 250,922
696,420
Banks (20.0%)
Australia & New Zealand Banking Group Ltd.
5.91%, 3/18/26(a)(b) 310,000 310,715
Banco Santander SA
5.15%, 8/18/25 200,000 198,499
Bank of America Corp.
2.46%, 10/22/25(b) 200,000 197,939
3.38%, 4/2/26(b) 1,000,000 982,266

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (55.5%) (cont’d)
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) $ 450,000 $ 452,410
Barclays plc
5.20%, 5/12/26 400,000 395,586
BNP Paribas SA
3.38%, 1/9/25(a) 300,000 296,121
BPCE SA
4.63%, 7/11/24(a) 250,000 249,821
5.97%, 1/14/25(a)(b) 250,000 250,288
Capital One NA
2.28%, 1/28/26(b) 250,000 244,894
Citigroup, Inc.
6.07%, 10/30/24(b) 225,000 225,217
Discover Bank
2.45%, 9/12/24 250,000 248,272
HSBC Holdings plc
2.63%, 11/7/25(b) 410,000 405,271
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) 200,000 203,282
JPMorgan Chase & Co.
0.77%, 8/9/25(b) 200,000 198,912
2.08%, 4/22/26(b) 625,000 607,050
5.55%, 12/15/25(b) 185,000 184,834
KeyCorp
6.62%, 5/23/25(b) 415,000 413,527
National Bank of Canada
0.00%, 7/2/27(b) 250,000 250,281
5.60%, 7/2/27(b) 250,000 250,001
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/25(b) 250,000 249,749
Royal Bank of Canada
4.95%, 4/25/25 150,000 149,311
Santander Holdings USA, Inc.
5.81%, 9/9/26(b) 200,000 199,093
Societe Generale SA
5.52%, 1/19/28(a)(b) 200,000 197,539
Standard Chartered plc
1.82%, 11/23/25(a)(b) 200,000 196,782
Swedbank AB
6.14%, 9/12/26(a) 400,000 406,946
Wells Fargo & Co.
3.91%, 4/25/26(b) 625,000 615,727
8,580,333
Capital Markets (6.7%)
Charles Schwab Corp. (The)
3.63%, 4/1/25 175,000 172,395
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 87,000 86,886
Goldman Sachs Group, Inc. (The)
3.27%, 9/29/25(b) 75,000 74,522
3.50%, 1/23/25 300,000 296,365
5.80%, 8/10/26(b) 340,000 340,230
HAT Holdings I LLC
6.00%, 4/15/25(a) 305,000 304,957
8.00%, 6/15/27(a) 195,000 202,973
Nuveen Finance LLC
4.13%, 11/1/24(a) 325,000 323,008
Face
Amount Value
Stifel Financial Corp.
4.25%, 7/18/24 $ 100,000 $ 99,917
UBS AG
1.38%, 1/13/25(a) 225,000 219,885
3.70%, 2/21/25 250,000 246,796
7.95%, 1/9/25 250,000 252,656
UBS Group AG
2.59%, 9/11/25(a)(b) 250,000 248,354
2,868,944
Chemicals (0.5%)
Celanese US Holdings LLC
6.05%, 3/15/25 200,000 200,292
Commercial Services & Supplies (0.5%)
Republic Services, Inc.
2.50%, 8/15/24 200,000 199,157
Consumer Finance (4.0%)
Ally Financial, Inc.
5.80%, 5/1/25 300,000 299,801
Avolon Holdings Funding Ltd.
2.88%, 2/15/25(a) 200,000 195,968
Capital One Financial Corp.
4.99%, 7/24/26(b) 290,000 287,544
Discover Financial Services
3.95%, 11/6/24 200,000 198,738
Ford Motor Credit Co. LLC
5.13%, 6/16/25 400,000 397,106
General Motors Financial Co., Inc.
6.71%, 4/7/25(b) 350,000 351,846
1,731,003
Electric Utilities (2.2%)
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 350,000 350,882
6.05%, 3/1/25 425,000 425,917
Southern Co. (The)
4.48%, 8/1/24(c) 150,000 149,790
926,589
Electronic Equipment, Instruments & Components (1.2%)
CDW LLC
4.13%, 5/1/25 235,000 231,321
TD SYNNEX Corp.
1.25%, 8/9/24 269,000 267,575
498,896
Entertainment (0.8%)
Warnermedia Holdings, Inc.
6.41%, 3/15/26 350,000 350,022
Financial Services (0.6%)
Synchrony Bank
5.40%, 8/22/25 250,000 248,201
Food Products (1.1%)
Campbell Soup Co.
5.30%, 3/20/26 190,000 189,608

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (55.5%) (cont’d)
JDE Peet's NV
0.80%, 9/24/24(a) $ 310,000 $ 305,774
495,382
Health Care Providers & Services (0.7%)
Centene Corp.
4.25%, 12/15/27 80,000 76,449
HCA, Inc.
5.38%, 2/1/25 225,000 224,284
300,733
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
2.90%, 6/25/25 160,000 155,380
Household Durables (0.5%)
Lennar Corp.
4.75%, 5/30/25 210,000 208,415
Insurance (3.6%)
Athene Global Funding
6.23%, 5/8/26(a)(b) 466,000 466,158
Corebridge Global Funding
5.35%, 6/24/26(a) 250,000 249,911
GA Global Funding Trust
6.76%, 4/11/25(a)(b) 450,000 452,740
Protective Life Global Funding
6.10%, 4/10/26(a)(b) 380,000 380,439
1,549,248
Leisure Products (0.3%)
Brunswick Corp.
0.85%, 8/18/24 125,000 124,107
Machinery (0.6%)
Daimler Truck Finance North America LLC
5.20%, 1/17/25(a) 239,000 238,387
Media (0.1%)
Charter Communications Operating LLC
4.91%, 7/23/25 47,000 46,562
Metals & Mining (0.5%)
Anglo American Capital plc
3.63%, 9/11/24(a) 200,000 199,022
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 195,000 194,149
Dominion Energy, Inc.
3.30%, 3/15/25 100,000 98,352
292,501
Oil, Gas & Consumable Fuels (0.6%)
Occidental Petroleum Corp.
6.95%, 7/1/24 250,000 250,000
Passenger Airlines (1.0%)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 225,000 222,317
Face
Amount Value
Southwest Airlines Co.
5.25%, 5/4/25 $ 200,000 $ 199,118
421,435
Professional Services (0.4%)
Concentrix Corp.
6.65%, 8/2/26 191,000 193,036
Semiconductors & Semiconductor Equipment (0.6%)
Qorvo, Inc.
1.75%, 12/15/24 243,000 238,267
Specialized REITs (0.9%)
EPR Properties
4.50%, 4/1/25 405,000 400,702
Technology Hardware, Storage & Peripherals (0.8%)
Hewlett Packard Enterprise Co.
5.90%, 10/1/24 350,000 349,982
Textiles, Apparel & Luxury Goods (0.4%)
Tapestry, Inc.
7.05%, 11/27/25 175,000 177,982
Tobacco (1.1%)
BAT Capital Corp.
3.22%, 8/15/24 494,000 492,168
Trading Companies & Distributors (1.0%)
Air Lease Corp.
5.30%, 6/25/26 80,000 79,753
Aviation Capital Group LLC
5.50%, 12/15/24(a) 351,000 350,126
429,879
Wireless Telecommunication Services (1.5%)
Rogers Communications, Inc.
2.95%, 3/15/25 270,000 264,758
Sprint LLC
7.63%, 2/15/25 100,000 100,709
T-Mobile USA, Inc.
3.50%, 4/15/25 285,000 280,260
645,727
23,781,761
U.S. Government and Agency Security ( 5.4% )
U.S. Treasury Note
3.88%, 3/31/25 2,350,000 2,327,021
–
Total Fixed Income Securities
(Cost $38,985,300)
39,063,446
–
Shares
Short-Term Investments (11.0%)
Investment Company ( 4.1% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%(d)
(Cost $1,743,620)
1,743,620 1,743,620

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Paper ( 3.1% )
General Motors Financial Co., Inc.
5.62%, 2/4/25 $ 250,000 $ 241,429
HSBC USA, Inc.
6.49%, 10/11/24 250,000 245,995
Jabil, Inc.
5.95%, 7/19/24(a) 310,000 308,901
Svenska Handelsbanken AB
5.90%, 9/18/24(a) 250,000 246,971
Whirlpool Corp.
5.72%, 7/12/24 300,000 299,313
Total Commercial Paper
(Cost $1,342,755)
1,342,609
U.S. Government and Agency Security ( 3.8% )
U.S. Treasury Bill
5.16%, 11/29/24
(Cost 1,619,933)
$ 1,655,000 1,619,493
Total Short-Term Investments
(Cost $4,706,308)
4,705,722
Total Investments (102.1%)
(Cost $43,691,608) (e) 43,769,168
Liabilities in Excess of Other Assets (-2.1%)
(911,067)
Net Assets (100.0%) $42,858,101
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by $951 relating to the Fund’s investment in the Liquidity Funds.
(e) At June 30, 2024, the aggregate cost for federal income tax purposes is $43,691,608. The aggregate gross unrealized appreciation
is $94,645 and the aggregate gross unrealized depreciation is
$17,085, resulting in net unrealized appreciation of $77,560.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Appreciation
Short:
U.S. Treasury 2 Year Notes 4 Sep-24 $ (800,000) $ (816,875) $ 959

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 28.1%
Banks 19.6
Asset-Backed Securities 19.4
Short-Term Investments 10.8
Commercial Mortgage-Backed Securities 10.2
Capital Markets 6.6
U.S. Government and Agency Security 5.3
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open short futures contracts with a value of
$816,875 and total unrealized appreciation of $ 959.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Shares Value
Common Stocks (98.6%)
Aerospace & Defense ( 3 .0% )
General Dynamics Corp. 839 $ 243,428
Huntington Ingalls Industries, Inc. 722 177,850
L3Harris Technologies, Inc. 1,176 264,106
Lockheed Martin Corp. 464 216,735
RTX Corp. 2,847 285,810
1,187,929
Air Freight & Logistics ( 0 .6% )
United Parcel Service, Inc., Class  B 1,601 219,097
Automobile Components ( 1 .0% )
BorgWarner, Inc. 5,955 191,989
Gentex Corp. 6,704 225,992
417,981
Banks ( 2 .7% )
Cullen/Frost Bankers, Inc. 2,690 273,385
FNB Corp. 17,510 239,537
Prosperity Bancshares, Inc. 3,410 208,487
Regions Financial Corp. 8,124 162,805
United Bankshares, Inc. 6,348 205,929
1,090,143
Beverages ( 2 .1% )
Brown-Forman Corp., Class  B 3,248 140,281
Coca-Cola Co. (The) 3,852 245,180
Keurig Dr Pepper, Inc. 7,254 242,283
PepsiCo, Inc. 1,274 210,121
837,865
Biotechnology ( 0 .8% )
AbbVie, Inc. 1,331 228,293
Gilead Sciences, Inc. 1,231 84,459
312,752
Building Products ( 0 .8% )
Johnson Controls International plc 4,828 320,917
Capital Markets ( 1 .5% )
Artisan Partners Asset Management, Inc.,
Class  A 5,634 232,515
CME Group, Inc. 715 140,569
T Rowe Price Group, Inc. 1,860 214,477
587,561
Chemicals ( 6 .0% )
Air Products and Chemicals, Inc. 315 81,286
Ashland, Inc. 2,736 258,525
Corteva, Inc. 4,209 227,033
Dow, Inc. 4,186 222,067
DuPont de Nemours, Inc. 3,130 251,934
Eastman Chemical Co. 2,950 289,012
FMC Corp. 4,732 272,327
Huntsman Corp. 9,773 222,531
Linde plc 535 234,763
LyondellBasell Industries NV, Class  A 2,240 214,278
PPG Industries, Inc. 1,107 139,360
2,413,116
Communications Equipment ( 0 .9% )
Cisco Systems, Inc. 2,908 138,159
Shares Value
Juniper Networks, Inc. 6,142 $ 223,937
362,096
Construction & Engineering ( 0 .7% )
MDU Resources Group, Inc. 10,944 274,694
Consumer Staples Distribution & Retail ( 1 .4% )
Costco Wholesale Corp. 330 280,497
Walmart, Inc. 3,906 264,475
544,972
Containers & Packaging ( 2 .9% )
Amcor plc 23,909 233,830
AptarGroup, Inc. 1,648 232,055
International Paper Co. 5,383 232,277
Packaging Corp. of America 1,355 247,369
Sonoco Products Co. 3,938 199,735
1,145,266
Distributors ( 1 .0% )
Genuine Parts Co. 1,323 182,998
LKQ Corp. 4,870 202,543
385,541
Diversified Telecommunication Services ( 1 .2% )
AT&T, Inc. 12,990 248,239
Verizon Communications, Inc. 6,023 248,388
496,627
Electric Utilities ( 5 .2% )
Alliant Energy Corp. 4,100 208,690
American Electric Power Co., Inc. 2,735 239,969
Duke Energy Corp. 2,299 230,429
Evergy, Inc. 4,279 226,659
OGE Energy Corp. 5,985 213,664
Portland General Electric Co. 5,273 228,005
PPL Corp. 8,533 235,937
Southern Co. (The) 3,069 238,062
Xcel Energy, Inc. 4,709 251,508
2,072,923
Electrical Equipment ( 0 .4% )
Emerson Electric Co. 1,601 176,366
Electronic Equipment, Instruments & Components ( 1 .7% )
Amphenol Corp., Class  A 4,970 334,829
Corning, Inc. 9,137 354,972
689,801
Energy Equipment & Services ( 0 .6% )
Baker Hughes Co., Class  A 7,295 256,565
Financial Services ( 1 .5% )
MGIC Investment Corp. 10,106 217,784
Radian Group, Inc. 5,975 185,823
Western Union Co. (The) 14,882 181,858
585,465
Food Products ( 4 .5% )
Archer-Daniels-Midland Co. 3,339 201,842
Bunge Global SA 2,005 214,074
Cal-Maine Foods, Inc. 4,208 257,151
Conagra Brands, Inc. 7,408 210,535
Hormel Foods Corp. 8,432 257,092
Ingredion, Inc. 2,228 255,552
Kellanova 4,093 236,084

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Food Products (cont’d)
Kraft Heinz Co. (The) 5,771 $ 185,942
1,818,272
Gas Utilities ( 2 .4% )
Atmos Energy Corp. 1,827 213,120
National Fuel Gas Co. 5,727 310,346
New Jersey Resources Corp. 4,933 210,836
ONE Gas, Inc. 3,380 215,813
950,115
Health Care Equipment & Supplies ( 2 .1% )
Abbott Laboratories 1,866 193,896
Becton Dickinson & Co. 952 222,492
Medtronic plc 2,828 222,592
Stryker Corp. 641 218,100
857,080
Health Care Providers & Services ( 4 .5% )
Cardinal Health, Inc. 2,111 207,553
Cencora, Inc. 1,049 236,340
Chemed Corp. 380 206,180
Cigna Group (The) 682 225,449
Labcorp Holdings, Inc. 969 197,201
Patterson Cos., Inc. 4,552 109,794
Premier, Inc., Class  A 10,983 205,053
Quest Diagnostics, Inc. 1,669 228,453
UnitedHealth Group, Inc. 380 193,519
1,809,542
Hotels, Restaurants & Leisure ( 2 .5% )
Cracker Barrel Old Country Store, Inc. 2,256 95,113
Darden Restaurants, Inc. 1,267 191,722
Texas Roadhouse, Inc., Class  A 2,101 360,763
Vail Resorts, Inc. 919 165,540
Wendy's Co. (The) 10,978 186,187
999,325
Household Durables ( 1 .4% )
Garmin Ltd. 1,950 317,694
Leggett & Platt, Inc. 2,883 33,039
Whirlpool Corp. 2,221 226,986
577,719
Household Products ( 2 .5% )
Church & Dwight Co., Inc. 2,327 241,263
Colgate-Palmolive Co. 2,880 279,475
Kimberly-Clark Corp. 1,732 239,363
Procter & Gamble Co. (The) 1,433 236,330
996,431
Industrial Conglomerates ( 0 .8% )
3M Co. 2,297 234,730
Honeywell International, Inc. 457 97,588
332,318
Insurance ( 5 .3% )
Aflac, Inc. 2,545 227,294
American Financial Group, Inc. 1,866 229,555
Cincinnati Financial Corp. 2,045 241,514
Fidelity National Financial, Inc. 4,035 199,410
Hartford Financial Services Group, Inc. (The) 2,877 289,254
Old Republic International Corp. 7,011 216,640
Principal Financial Group, Inc. 2,982 233,938
Shares Value
Prudential Financial, Inc. 2,173 $ 254,654
Travelers Cos., Inc. (The) 1,076 218,794
2,111,053
IT Services ( 1 .9% )
Accenture plc, Class  A 520 157,773
Amdocs Ltd. 2,519 198,800
Cognizant Technology Solutions Corp., Class  A 2,675 181,900
International Business Machines Corp. 1,300 224,835
763,308
Leisure Products ( 0 .6% )
Hasbro, Inc. 4,366 255,411
Machinery ( 1 .7% )
Cummins, Inc. 907 251,176
Donaldson Co., Inc. 3,440 246,166
Snap-on, Inc. 691 180,620
677,962
Media ( 1 .6% )
Interpublic Group of Cos., Inc. (The) 7,066 205,550
New York Times Co. (The), Class  A 4,304 220,408
Omnicom Group, Inc. 2,470 221,559
647,517
Metals & Mining ( 2 .5% )
Newmont Corp. 6,860 287,228
Reliance, Inc. 810 231,336
Royal Gold, Inc. 1,917 239,932
Southern Copper Corp. 2,115 227,870
986,366
Multi-Utilities ( 4 .0% )
Ameren Corp. 3,103 220,654
Avista Corp. 6,360 220,120
Consolidated Edison, Inc. 2,323 207,723
Dominion Energy, Inc. 6,104 299,096
Public Service Enterprise Group, Inc. 3,355 247,264
Sempra 2,941 223,692
WEC Energy Group, Inc. 2,518 197,562
1,616,111
Oil, Gas & Consumable Fuels ( 10 .5% )
Antero Midstream Corp. 16,394 241,648
Chevron Corp. 1,390 217,424
Civitas Resources, Inc. 3,110 214,590
ConocoPhillips 1,671 191,129
Coterra Energy, Inc. 7,568 201,839
CVR Energy, Inc. 6,635 177,619
Devon Energy Corp. 4,452 211,025
Diamondback Energy, Inc. 1,245 249,237
DT Midstream, Inc. 3,759 267,002
EOG Resources, Inc. 1,784 224,552
Exxon Mobil Corp. 3,911 450,234
HF Sinclair Corp. 3,881 207,012
Kinder Morgan, Inc. 11,939 237,228
Magnolia Oil & Gas Corp., Class  A 9,363 237,258
ONEOK, Inc. 2,332 190,175
Phillips 66 1,458 205,826
Valero Energy Corp. 1,378 216,015
Williams Cos., Inc. (The) 5,919 251,557
4,191,370

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Pharmaceuticals ( 2 .6% )
Bristol-Myers Squibb Co. 5,156 $ 214,129
Johnson & Johnson 1,330 194,393
Merck & Co., Inc. 1,760 217,888
Pfizer, Inc. 6,634 185,619
Royalty Pharma plc, Class  A 8,301 218,897
1,030,926
Professional Services ( 1 .9% )
Automatic Data Processing, Inc. 486 116,003
ManpowerGroup, Inc. 3,419 238,646
Paychex, Inc. 2,424 287,390
Robert Half, Inc. 1,987 127,128
769,167
Semiconductors & Semiconductor Equipment ( 1 .8% )
Analog Devices, Inc. 1,060 241,955
Skyworks Solutions, Inc. 1,729 184,277
Texas Instruments, Inc. 1,432 278,567
704,799
Software ( 0 .5% )
Dolby Laboratories, Inc., Class  A 2,449 194,034
Specialty Retail ( 0 .6% )
Best Buy Co., Inc. 2,940 247,813
Technology Hardware, Storage & Peripherals ( 1 .6% )
Hewlett Packard Enterprise Co. 12,222 258,740
HP, Inc. 7,692 269,374
Xerox Holdings Corp. 10,581 122,951
651,065
Textiles, Apparel & Luxury Goods ( 2 .3% )
Carter's, Inc. 2,324 144,018
Columbia Sportswear Co. 2,908 229,965
Steven Madden Ltd. 5,264 222,667
Tapestry, Inc. 5,063 216,646
VF Corp. 8,297 112,009
925,305
Tobacco ( 1 .1% )
Altria Group, Inc. 4,533 206,478
Philip Morris International, Inc. 2,208 223,737
430,215
Trading Companies & Distributors ( 1 .4% )
Fastenal Co. 2,717 170,736
MSC Industrial Direct Co., Inc., Class  A 1,353 107,307
Watsco, Inc. 612 283,503
561,546
Total Common Stocks
(Cost $40,143,360) 39,482,447
Shares Value
Short-Term Investment (1.9%)
Investment Company (1.9%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22%(a)
(Cost $773,079)
773,079 $ 773,079
Total Investments ( 100 .5% )
(Cost $ 40,916,439 ) (b) 40,255,526
Total Written Options (-0.1%)
(Premiums Received $ (70,848) ) (37,167)
Other Assets in Excess of Liabilities ((0.4)%) (167,260)
NET ASSETS (100.0%) $ 40,051,099
(a) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by $493 relating to the Fund’s investment in the Liquidity Funds.
(b) At June 30, 2024, the aggregate cost for federal income tax purposes is $40,916,439. The aggregate gross unrealized appreciation
is $436,046 and the aggregate gross unrealized depreciation is
$1,096,959, resulting in net unrealized depreciation of $660,913.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Call Options Written:
The Fund had the following call options written open at June 30, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
SPDR S&P 500 ETF Trust
231 USD 556 7/03/24 $ 12,571,482 $ (709) $ (23,677) $ 22,968
SPDR S&P 500 ETF Trust
239 USD 554 7/08/24 13,006,858 (7,573) (18,657) 11,084
SPDR S&P 500 ETF Trust
265 USD 555 7/12/24 14,421,830 (28,885) (28,514) (371)
Total $(37,167) $(70,848) $33,681
USD United States Dollar

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 73 .2%
Oil, Gas & Consumable Fuels 10 .4
Chemicals 6 .0
Insurance 5 .2
Electric Utilities 5 .2
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)
Shares Value
Common Stocks (102.7%)
Aerospace & Defense ( 1 .5% )
Boeing Co. (The)(a) 832 $ 151,432
HEICO Corp. 299 66,859
HEICO Corp., Class  A 238 42,250
Howmet Aerospace, Inc. 1,179 91,526
Lockheed Martin Corp. 392 183,103
535,170
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 699 87,228
Automobile Components ( 0 .2% )
Aptiv plc(a) 949 66,829
Mobileye Global, Inc., Class  A(a) 486 13,649
80,478
Automobiles ( 1 .2% )
Tesla, Inc.(a) 2,154 426,234
Banks ( 3 .5% )
Bank of America Corp. 7,610 302,650
Citizens Financial Group, Inc. 2,001 72,096
First Citizens BancShares, Inc., Class  A 20 33,672
Huntington Bancshares, Inc. 6,416 84,563
JPMorgan Chase & Co. 2,680 542,057
Wells Fargo & Co. 3,271 194,264
1,229,302
Beverages ( 1 .7% )
Celsius Holdings, Inc.(a) 231 13,188
Coca-Cola Co. (The) 4,565 290,562
PepsiCo, Inc. 1,648 271,805
575,555
Biotechnology ( 2 .5% )
AbbVie, Inc. 1,871 320,914
Alnylam Pharmaceuticals, Inc.(a) 204 49,572
Amgen, Inc. 577 180,284
BioMarin Pharmaceutical, Inc.(a) 256 21,076
GRAIL, Inc.(a) 24 369
Moderna, Inc.(a) 310 36,812
Regeneron Pharmaceuticals, Inc.(a) 119 125,073
Vertex Pharmaceuticals, Inc.(a) 301 141,085
875,185
Broadline Retail ( 4 .4% )
Amazon.com, Inc.(a) 7,378 1,425,799
Coupang, Inc.(a) 400 8,380
MercadoLibre, Inc.(a) 48 78,883
1,513,062
Building Products ( 0 .5% )
Builders FirstSource, Inc.(a) 170 23,530
Carlisle Cos., Inc. 150 60,781
Lennox International, Inc. 152 81,317
165,628
Capital Markets ( 2 .0% )
Ares Management Corp., Class  A 557 74,237
Blue Owl Capital, Inc., Class  A 852 15,123
Charles Schwab Corp. (The) 1,582 116,577
Coinbase Global, Inc., Class  A(a) 145 32,223
Franklin Resources, Inc. 2,940 65,709
Shares Value
Interactive Brokers Group, Inc., Class  A 222 $ 27,217
KKR & Co., Inc. 1,132 119,132
LPL Financial Holdings, Inc. 129 36,030
Morgan Stanley(b) 1,069 103,896
Nasdaq, Inc. 1,095 65,985
Tradeweb Markets, Inc., Class  A 303 32,118
688,247
Chemicals ( 1 .5% )
Celanese Corp., Class  A 245 33,048
International Flavors & Fragrances, Inc. 667 63,505
Linde plc 536 235,202
LyondellBasell Industries NV, Class  A 978 93,555
PPG Industries, Inc. 537 67,603
Westlake Corp. 107 15,496
508,409
Commercial Services & Supplies ( 1 .2% )
Cintas Corp. 199 139,352
Republic Services, Inc., Class  A 651 126,515
Waste Management, Inc. 733 156,378
422,245
Communications Equipment ( 0 .7% )
Cisco Systems, Inc. 5,021 238,548
Construction Materials ( 0 .1% )
CRH plc 477 35,765
Consumer Finance ( 0 .7% )
American Express Co. 730 169,031
Synchrony Financial 1,494 70,502
239,533
Consumer Staples Distribution & Retail ( 2 .0% )
Albertsons Cos., Inc., Class  A 361 7,130
Costco Wholesale Corp. 445 378,245
Walmart, Inc. 4,597 311,263
696,638
Containers & Packaging ( 0 .2% )
Amcor plc 7,445 72,812
Diversified REITs ( 0 .2% )
WP Carey, Inc. 1,246 68,592
Diversified Telecommunication Services ( 0 .6% )
AT&T, Inc. 10,901 208,318
Electric Utilities ( 1 .2% )
Alliant Energy Corp. 1,934 98,441
Avangrid, Inc. 694 24,658
Entergy Corp. 981 104,967
FirstEnergy Corp. 2,071 79,257
PPL Corp. 3,667 101,392
408,715
Electrical Equipment ( 0 .4% )
AMETEK, Inc. 528 88,023
Hubbell, Inc., Class  B 110 40,203
Vertiv Holdings Co., Class  A 300 25,971
154,197
Electronic Equipment, Instruments & Components ( 0 .6% )
Corning, Inc. 1,992 77,389

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Electronic Equipment, Instruments & Components (cont’d)
TE Connectivity Ltd. 839 $ 126,211
203,600
Energy Equipment & Services ( 0 .2% )
Halliburton Co. 2,026 68,438
Entertainment ( 1 .7% )
Netflix, Inc.(a) 378 255,105
ROBLOX Corp., Class  A(a) 871 32,410
Spotify Technology SA(a) 159 49,892
Walt Disney Co. (The) 1,799 178,623
Warner Bros Discovery, Inc.(a) 7,212 53,657
Warner Music Group Corp., Class  A 275 8,429
578,116
Financial Services ( 4 .2% )
Apollo Global Management, Inc. 675 79,697
Berkshire Hathaway, Inc., Class  B(a) 1,213 493,448
Block, Inc., Class  A(a) 510 32,890
Mastercard, Inc., Class  A 831 366,604
PayPal Holdings, Inc.(a) 1,200 69,636
Rocket Cos., Inc., Class  A(a) 917 12,563
Visa, Inc., Class  A 1,551 407,091
1,461,929
Food Products ( 0 .9% )
Campbell Soup Co. 1,552 70,135
Conagra Brands, Inc. 2,301 65,395
JM Smucker Co. (The) 600 65,424
Kellanova 1,730 99,786
300,740
Ground Transportation ( 1 .0% )
JB Hunt Transport Services, Inc. 481 76,960
Uber Technologies, Inc.(a) 1,422 103,351
Union Pacific Corp. 800 181,008
361,319
Health Care Equipment & Supplies ( 2 .1% )
Abbott Laboratories 1,879 195,247
Align Technology, Inc.(a) 94 22,694
Dexcom, Inc.(a) 351 39,796
Intuitive Surgical, Inc.(a) 407 181,054
Medtronic plc 2,133 167,889
ResMed, Inc. 376 71,974
Zimmer Biomet Holdings, Inc. 456 49,490
728,144
Health Care Providers & Services ( 2 .1% )
Cencora, Inc. 499 112,424
Labcorp Holdings, Inc. 478 97,278
Molina Healthcare, Inc.(a) 166 49,352
UnitedHealth Group, Inc. 903 459,862
718,916
Health Care REITs ( 0 .5% )
Alexandria Real Estate Equities, Inc. 715 83,634
Healthpeak Properties, Inc. 5,007 98,137
181,771
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A(a) 177 32,393
Shares Value
Hotels, Restaurants & Leisure ( 1 .6% )
Airbnb, Inc., Class  A(a) 457 $ 69,295
Booking Holdings, Inc. 32 126,768
Darden Restaurants, Inc. 655 99,115
DoorDash, Inc., Class  A(a) 266 28,935
DraftKings, Inc., Class  A(a) 665 25,383
MGM Resorts International(a) 1,222 54,306
Yum China Holdings, Inc. 1,104 34,047
Yum! Brands, Inc. 895 118,552
556,401
Household Durables ( 0 .3% )
PulteGroup, Inc. 849 93,475
Household Products ( 1 .5% )
Kimberly-Clark Corp. 904 124,933
Procter & Gamble Co. (The) 2,349 387,397
512,330
Industrial Conglomerates ( 0 .4% )
3M Co. 1,306 133,460
Insurance ( 2 .1% )
Brown & Brown, Inc. 1,026 91,735
Hartford Financial Services Group, Inc. (The) 1,086 109,186
Loews Corp. 1,021 76,310
Markel Group, Inc.(a) 47 74,056
Principal Financial Group, Inc. 826 64,800
Prudential Financial, Inc. 1,053 123,401
Travelers Cos., Inc. (The) 542 110,210
W. R. Berkley Corp. 821 64,514
714,212
Interactive Media & Services ( 7 .4% )
Alphabet, Inc., Class  A 4,850 883,428
Alphabet, Inc., Class  C 3,979 729,828
Meta Platforms, Inc., Class  A 1,754 884,402
Pinterest, Inc., Class  A(a) 602 26,530
Snap, Inc., Class  A(a) 1,602 26,609
2,550,797
IT Services ( 1 .0% )
Akamai Technologies, Inc.(a) 685 61,705
Amdocs Ltd. 368 29,042
Cloudflare, Inc., Class  A(a) 271 22,447
International Business Machines Corp. 981 169,664
Okta, Inc., Class  A(a) 175 16,382
Snowflake, Inc., Class  A(a) 253 34,178
333,418
Life Sciences Tools & Services ( 0 .8% )
Avantor, Inc.(a) 1,062 22,514
Illumina, Inc.(a) 145 15,135
Thermo Fisher Scientific, Inc. 418 231,154
268,803
Machinery ( 1 .7% )
Caterpillar, Inc. 527 175,544
Deere & Co. 396 147,957
Dover Corp. 589 106,285
Nordson Corp. 199 46,156
Otis Worldwide Corp. 1,227 118,111
594,053

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Shares Value
Media ( 0 .2% )
Sirius XM Holdings, Inc. 7,364 $ 20,840
Trade Desk, Inc. (The), Class  A(a) 540 52,742
73,582
Metals & Mining ( 0 .4% )
Newmont Corp. 2,031 85,038
Southern Copper Corp. 247 26,612
Steel Dynamics, Inc. 282 36,519
148,169
Multi-Utilities ( 1 .1% )
Ameren Corp. 1,192 84,763
CenterPoint Energy, Inc. 3,273 101,398
CMS Energy Corp. 1,646 97,986
DTE Energy Co. 945 104,904
389,051
Oil, Gas & Consumable Fuels ( 3 .5% )
Cheniere Energy, Inc. 369 64,512
Chevron Corp. 1,895 296,416
Devon Energy Corp. 1,630 77,262
Diamondback Energy, Inc. 503 100,696
Exxon Mobil Corp. 4,275 492,138
Marathon Oil Corp. 2,992 85,781
Targa Resources Corp. 844 108,690
1,225,495
Passenger Airlines ( 0 .3% )
Delta Air Lines, Inc. 2,223 105,459
Pharmaceuticals ( 4 .3% )
Bristol-Myers Squibb Co. 3,134 130,155
Eli Lilly & Co. 719 650,968
Johnson & Johnson 2,466 360,431
Merck & Co., Inc. 2,623 324,727
Royalty Pharma plc, Class  A 591 15,585
1,481,866
Professional Services ( 0 .4% )
Booz Allen Hamilton Holding Corp., Class  A 300 46,170
SS&C Technologies Holdings, Inc. 1,024 64,174
TransUnion 356 26,401
136,745
Residential REITs ( 1 .2% )
AvalonBay Communities, Inc. 547 113,169
Equity Residential 1,574 109,141
Essex Property Trust, Inc. 233 63,423
Mid-America Apartment Communities, Inc. 620 88,418
Sun Communities, Inc. 310 37,305
411,456
Semiconductors & Semiconductor Equipment ( 12 .2% )
Advanced Micro Devices, Inc.(a) 1,386 224,823
Broadcom, Inc. 379 608,496
Enphase Energy, Inc.(a) 206 20,540
KLA Corp. 203 167,376
Lam Research Corp. 195 207,646
Marvell Technology, Inc. 1,020 71,298
Micron Technology, Inc. 1,160 152,575
NVIDIA Corp. 18,610 2,299,079
ON Semiconductor Corp.(a) 792 54,292
QUALCOMM, Inc. 1,146 228,260
Shares Value
Texas Instruments, Inc. 1,080 $ 210,092
4,244,477
Software ( 11 .4% )
Adobe, Inc.(a) 419 232,771
Aspen Technology, Inc.(a) 48 9,534
Atlassian Corp., Class  A(a) 90 15,919
Bentley Systems, Inc., Class  B 321 15,845
Crowdstrike Holdings, Inc., Class  A(a) 300 114,957
Datadog, Inc., Class  A(a) 364 47,207
HubSpot, Inc.(a) 80 47,183
Microsoft Corp. 5,893 2,633,876
MicroStrategy, Inc., Class  A(a) 21 28,927
Oracle Corp. 1,452 205,023
Palantir Technologies, Inc., Class  A(a) 1,968 49,850
Palo Alto Networks, Inc.(a) 286 96,957
Salesforce, Inc. 710 182,541
ServiceNow, Inc.(a) 218 171,494
Workday, Inc., Class  A(a) 177 39,570
Zoom Video Communications, Inc., Class  A(a) 802 47,470
Zscaler, Inc.(a) 153 29,405
3,968,529
Specialized REITs ( 0 .3% )
Extra Space Storage, Inc. 712 110,652
Specialty Retail ( 2 .2% )
Home Depot, Inc. (The) 1,034 355,944
Lowe's Cos., Inc. 834 183,864
Ross Stores, Inc. 875 127,155
Ulta Beauty, Inc.(a) 231 89,136
Williams-Sonoma, Inc. 27 7,624
763,723
Technology Hardware, Storage & Peripherals ( 7 .5% )
Apple, Inc. 11,816 2,488,686
Dell Technologies, Inc., Class  C 389 53,647
Super Micro Computer, Inc.(a) 56 45,884
2,588,217
Textiles, Apparel & Luxury Goods ( 0 .2% )
Lululemon Athletica, Inc.(a) 238 71,091
Trading Companies & Distributors ( 0 .4% )
Ferguson plc 358 69,327
United Rentals, Inc. 106 68,553
137,880
Wireless Telecommunication Services ( 0 .4% )
T-Mobile US, Inc. 825 145,349
Total Common Stocks
(Cost $31,008,322) 35,623,917
Short-Term Investment (1.3%)
Investment Company (1.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22%(c)
(Cost $460,987)
460,987 460,987

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Value
Total Investments Excluding Purchased
Options ( 104 .0% ) (Cost $ 31,469,309 ) $ 36,084,904
Total Purchased Options Outstanding (0.8%)
(Cost $571,050) 294,718
Total Investments ( 104 .8% )
(Cost $ 32,040,359 ) (d) 36,379,622
Total Written Options (-5.4%)
(Premiums Received $ (1,177,558) ) (1,889,286)
Other Assets in Excess of Liabilities (0.6%) 207,322
NET ASSETS (100.0%) $ 34,697,658
(a) Non-income producing security.
(b) For the period ended June 30, 2024 , the cost of purchases of
Morgan Stanley, Common Stock, which may be deemed an affiliate of the Adviser under the Investment Company Act of 1940, was
$ 116,165 and proceeds from sales were $ 28,678 , including net realized gain of $ 5,264 .
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2024, management fees paid were reduced by $373 relating to the Fund’s investment in the Liquidity Funds.
(d) At June 30, 2024, the aggregate cost for federal income tax purposes is $32,040,359. The aggregate gross unrealized appreciation is
$4,781,905 and the aggregate gross unrealized depreciation is
$442,642, resulting in net unrealized appreciation of $4,339,263.
REIT Real Estate Investment Trust

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2024 (unaudited)(cont’d)
Put Options Purchased:
The Fund had the following put options purchased open at June 30, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Index 17 USD 3,950 9/30/24 $ 9,282,816 $ 6,970 $ 105,042 $ (98,072)
S&P 500 Index 17 USD 4,300 12/31/24 9,282,816 36,465 137,930 (101,465)
S&P 500 Index 17 USD 4,725 3/31/25 9,282,816 110,415 187,005 (76,590)
S&P 500 Index 12 USD 4,950 6/30/25 6,552,576 140,868 141,073 (205)
Total $294,718 $571,050 $(276,332)
Call Options Written:
The Fund had the following call options written open at June 30, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Depreciation
S&P 500 Index
17 USD 4,975 9/30/24 $ 9,282,816 $ (984,300) $ (453,343) $ (530,957)
S&P 500 Index
17 USD 5,400 12/31/24 9,282,816 (565,063) (274,630) (290,433)
S&P 500 Index
17 USD 6,050 3/31/25 9,282,816 (149,685) (147,392) (2,293)
S&P 500 Index
12 USD 6,250 6/30/25 6,552,576 (104,520) (104,507) (13)
Total $(1,803,568) $(979,872) $(823,696)
Put Options Written:
The Fund had the following put options written open at June 30, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
S&P 500 Index
17 USD 3,050 9/30/24
$ 9,282,816
$ (2,125)
$ (48,551) $ 46,426
S&P 500 Index
17 USD 3,350 12/31/24
9,282,816
(12,410)
(50,597) 38,187
S&P 500 Index
17 USD 3,675 3/31/25
9,282,816
(32,555)
(59,803) 27,248
S&P 500 Index
12 USD 3,850 6/30/25
6,552,576
(38,628)
(38,735) 107
Total
$(85,718)
$(197,686) $111,968
USD United States Dollar

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 63 .3%
Semiconductors & Semiconductor Equipment 11 .7
Software 10 .9
Technology Hardware, Storage & Peripherals 7 .1
Interactive Media & Services 7 .0
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments
Morgan Stanley ETF Trust
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers or dealers may also be utilized. In these circumstanc-
es, the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (4)
listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange
official closing price if such exchange reports an official
closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices.
Unlisted options are valued at the mean between their
latest bid and ask prices from a broker/dealer or valued by
a pricing service/vendor; (5) when market quotations are
not readily available, as defined by Rule 2a-5 under the
Act, including circumstances under which the Adviser de-
termines that the closing price, last sale price or the mean between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
supervision of the Trustees; (6) loans are valued using a
price provided by an approved valuation vendor and if a
valuation is not available from ant of the approved valua-
tion vendor, then a quote from the broker/dealer will be
used; and (7)investments in mutual funds, including the
Morgan Stanley Institutional Liquidity Funds, are valued
at the net asset value (“NAV”) as of the close of each
business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment
Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert International Responsible Index ETF
Assets:
Common
Stocks
$100,834
(1)
$—  $—  $100,834
Rights
 —   —
(2)
 —   —
(2)
Warrants
 —   —
(2)
 —   —
(2)
Short-Term Investment
Investment
Company  83   —   —   83
Total Assets $100,917  $—  $—  $100,917
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
(2) Value is less than $500

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert Ultra-Short Investment Grade ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $—  $ 8,100 $—  $8,100
Commercial
Mortgage-
Backed
Securities  —  6,525  —   6,525
Corporate Bonds  —  34,989  —   34,989
U.S. Government
and Agency
Securities  —  6,127  —   6,127
 —   —   —   —
Total Fixed
Income
Securities  —   55,741   —   55,741
 —   —   —   —
Short-Term Investments
Investment
Company  1,157   —   —   1,157
Commercial
Paper  —   2,632   —   2,632
Total Short-Term
Investments  1,157   2,632   —   3,789
Futures
Contracts
1   —   —  1
Total Assets $1,158  $58,373 $—  $59,531

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Large-Cap Core Responsible Index ETF
Assets:
Common Stocks
$321,901
(1)
$—  $—  $321,901
Short-Term Investment
Investment
Company  303   —   —   303
Total Assets $322,204  $—  $—  $322,204
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Assets:
Common Stocks
$37,003
(1)
$—  $—  $37,003
Short-Term Investment
Investment
Company  61   —   —   61
Total Assets $37,064  $—  $—  $37,064
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Mid-Cap Core Responsible Index ETF
Assets:
Common Stocks
$55,049
(1)
$—  $—  $55,049
Short-Term Investment
Investment
Company  30   —   —   30
Total Assets $55,079  $—  $—  $55,079
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Select Equity ETF
Assets:
Common Stocks
$31,391
(1)
$—  $—  $31,391
Short-Term Investment
Investment
Company  28   —   —   28
Total Assets $31,419  $—  $—  $31,419
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Floating-Rate ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $—  $ 53,194 $—  $53,194
Corporate Bonds  —  49,259  —   49,259
Variable Rate
Senior Loan
Interests  —  730,224  —   730,224
 —   —   —   —
Total Fixed
Income
Securities  —   832,677   —   832,677
 —   —   —   —
Short-Term Investment
Investment
Company  236,060   —   —   236,060
Total Assets $236,060  $832,677 $—  $1,068,737

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance High Yield ETF
Assets:
Fixed Income Securities
Corporate Bonds $—  $ 20,000 $—  $20,000
 —   —   —   —
Short-Term Investment
Investment
Company  851   —   —   851
Total Assets $851  $20,000 $—  $20,851

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Intermediate Municipal Income ETF
Assets:
Fixed Income Securities
Corporate Bonds $—  $ 389 $—  $389
Municipal Bonds  —  20,031  —   20,031
 —   —   —   —
Total Fixed
Income
Securities  —   20,420   —   20,420
 —   —   —   —
Short-Term Investments
Investment
Company  96   —   —   96
Municipal Bonds  —   115   —   115
Total Short-Term
Investments  96   115   —   211
Total Assets $96  $20,535 $—  $20,631

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment
Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Short Duration Income ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $—  $ 43,330 $—  $43,330
Collateralized
Mortgage
Obligations
— Agency
Collateral
Series  —  8,094  —   8,094
Commercial
Mortgage-
Backed
Securities  —  20,288  —   20,288
Corporate
Bonds  —  95,366  —   95,366
U.S.
Government
and Agency
Securities  —  13,972  —   13,972
 —   —   —   —
Total Fixed
Income
Securities  —   181,050   —   181,050
 —   —   —   —
Investment
Companies
 5,677   —   —   5,677
Short-Term Investments
Investment
Company  7,228   —   —   7,228
U.S.
Government
and Agency
Security  —   1,523   —   1,523
Total
Short-Term
Investments  7,228   1,523   —   8,751
Futures
Contracts
192   —   —  192
Total Assets $13,097  $182,573 $—  $195,670
Liabilities:
Futures
Contracts
 (189)  —   —   (189)
Total $12,908  $182,573 $—  $195,481

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Short Duration Municipal Income ETF
Assets:
Fixed Income Securities
Municipal Bonds $—  $ 125,084 $—  $125,084
 —   —   —   —
Short-Term Investments
Municipal Bonds  —   4,200   —   4,200
Total Assets $—  $129,284 $—  $129,284

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment
Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Total Return Bond ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $—  $ 59,288 $—  $59,288
Collateralized
Mortgage
Obligations
— Agency
Collateral
Series  —  81,641  —   81,641
Commercial
Mortgage-
Backed
Securities  —  77,032  —   77,032
Corporate
Bonds  —  118,172  —   118,172
Municipal
Bonds  —  4,406  —   4,406
Sovereign  —  4,487  —   4,487
Supranational  —  1,086  —   1,086
U.S.
Government
and Agency
Securities  —  34,006  —   34,006
 —   —   —   —
Total Fixed
Income
Securities  —   380,118   —   380,118
 —   —   —   —
Investment
Companies
 5,046   —   —   5,046
Short-Term Investments
Investment
Company  34,023   —   —   34,023
U.S.
Government
and Agency
Securities  —   44,855   —   44,855
Total
Short-Term
Investments  34,023   44,855   —   78,878
Futures
Contracts
1,409   —   —  1,409
Total Assets $40,478  $424,973 $—  $465,451
Liabilities:
Futures
Contracts
 (138)  —   —   (138)
Total $40,340  $424,973 $—  $465,313

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Ultra-Short Income ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $—  $ 8,506 $—  $8,506
Commercial
Mortgage-
Backed
Securities  —  4,449  —   4,449
Corporate Bonds  —  23,782  —   23,782
U.S. Government
and Agency
Security  —  2,326  —   2,326
 —   —   —   —
Total Fixed
Income
Securities  —   39,063   —   39,063
 —   —   —   —
Short-Term Investments
Investment
Company  1,744   —   —   1,744
Commercial
Paper  —   1,343   —   1,343
U.S. Government
and Agency
Security  —   1,619   —   1,619
Total Short-Term
Investments  1,744   2,962   —   4,706
Futures
Contracts
1   —   —  1
Total Assets $1,745  $42,025 $—  $43,770

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Equity Premium Income ETF
Assets:
Common Stocks
$39,483
(1)
$—  $—  $39,483
Short-Term Investment
Investment
Company  773   —   —   773
Total Assets $40,256  $—  $—  $40,256
Liabilities:
Written Options
 —   (37)  —   (37)
Total Liabilities $—  $(37) $—  $(37)
Total $40,256  $(37) $—  $40,219
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024:
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Hedged Equity ETF
Assets:
Common Stocks
$35,624
(1)
$—  $—  $35,624
Purchased
Options
295  — — 295
Short-Term Investment
Investment
Company  461   —   —   461
Total Assets $36,380  $—  $—  $36,380
Liabilities:
Written Options
 (1,889)  —   —   (1,889)
Total Liabilities $(1,889) $—  $—  $(1,889)
Total $34,491  $—  $—  $34,491
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.